UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class M : FSCTX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	1.57%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.6
Financials	14.1
Health Care	13.6
Consumer Discretionary	12.4
Materials	7.3
Energy	6.1
Consumer Staples	4.2
Real Estate	4.1
Communication Services	2.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.2
Constellium SE	1.8
Patrick Industries Inc	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.7
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.5
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
Primerica Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915874.100 299-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class A : FADAX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	0.96%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Industrials	16.0
Financials	15.0
Energy	11.3
Health Care	8.2
Communication Services	5.7
Utilities	5.2
Consumer Staples	3.6
Materials	3.2
Consumer Discretionary	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	3.5
Exxon Mobil Corp	2.8
Broadcom Inc	2.2
Apollo Global Management Inc	2.0
Allison Transmission Holdings Inc	1.8
Unitedhealth Group Inc	1.7
Boeing Co	1.7
Cigna Group/The	1.6
30.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915905.100 714-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class C : FAVCX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.77%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Health Care	16.1
Consumer Staples	11.3
Industrials	11.2
Energy	9.1
Information Technology	6.8
Utilities	6.2
Communication Services	5.2
Consumer Discretionary	4.3
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.5
JPMorgan Chase & Co	3.9
Chubb Ltd	3.0
Cigna Group/The	3.0
Berkshire Hathaway Inc Class B	2.9
Bank of America Corp	2.9
Comcast Corp Class A	2.7
Travelers Cos Inc/The	2.6
Walt Disney Co/The	2.5
PG&E Corp	2.4
30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915857.100 884-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class Z : FZADX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.62%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Industrials	16.0
Financials	15.0
Energy	11.3
Health Care	8.2
Communication Services	5.7
Utilities	5.2
Consumer Staples	3.6
Materials	3.2
Consumer Discretionary	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	3.5
Exxon Mobil Corp	2.8
Broadcom Inc	2.2
Apollo Global Management Inc	2.0
Allison Transmission Holdings Inc	1.8
Unitedhealth Group Inc	1.7
Boeing Co	1.7
Cigna Group/The	1.6
30.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915904.100 2529-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor® Series Equity Growth Fund : FMFMX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,258,146,234
Number of Holdings	149
Portfolio Turnover	47%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.6
Health Care	14.5
Industrials	12.7
Communication Services	11.3
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.7
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.3
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.8
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
51.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915920.100 2645-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class M : FASPX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.34%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915837.100 174-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class A : FEIAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.87%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	17.2
Consumer Staples	10.9
Industrials	8.7
Utilities	8.3
Energy	8.2
Information Technology	6.4
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	2.0
Unilever PLC ADR	1.9
23.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915845.100 246-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class C : FMCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.69%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915894.100 484-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class A : FAGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.74%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Communication Services	21.4
Consumer Discretionary	9.8
Health Care	9.4
Industrials	6.8
Financials	4.5
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.6
Meta Platforms Inc Class A	5.9
Apple Inc	5.0
Amazon.com Inc	5.0
Alphabet Inc Class C	4.7
Uber Technologies Inc	2.7
Roku Inc Class A	2.3
Eli Lilly & Co	2.2
Sea Ltd Class A ADR	1.9
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915861.100 248-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class Z : FZAGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.45%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	17.2
Consumer Staples	10.9
Industrials	8.7
Utilities	8.3
Energy	8.2
Information Technology	6.4
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	2.0
Unilever PLC ADR	1.9
23.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915846.100 2532-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class M : FALGX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.32%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.3
Financials	16.5
Industrials	16.2
Health Care	11.6
Communication Services	10.1
Energy	9.5
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	2.0
Utilities	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Exxon Mobil Corp	6.3
Wells Fargo & Co	5.6
General Electric Co	5.6
NVIDIA Corp	4.4
Bank of America Corp	2.7
Meta Platforms Inc Class A	2.7
Apple Inc	2.6
Boeing Co	2.4
Alphabet Inc Class A	2.0
41.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915900.100 534-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class Z : FZAHX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.36%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Communication Services	21.4
Consumer Discretionary	9.8
Health Care	9.4
Industrials	6.8
Financials	4.5
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.6
Meta Platforms Inc Class A	5.9
Apple Inc	5.0
Amazon.com Inc	5.0
Alphabet Inc Class C	4.7
Uber Technologies Inc	2.7
Roku Inc Class A	2.3
Eli Lilly & Co	2.2
Sea Ltd Class A ADR	1.9
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915862.100 2533-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class A : FGIRX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.90%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	18.7
Industrials	16.8
Health Care	11.9
Energy	10.0
Consumer Staples	6.0
Communication Services	4.0
Utilities	2.4
Consumer Discretionary	2.2
Materials	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	7.3
Wells Fargo & Co	5.8
General Electric Co	5.2
NVIDIA Corp	4.1
Bank of America Corp	2.9
Apple Inc	2.8
Visa Inc Class A	1.9
Unitedhealth Group Inc	1.9
Boeing Co	1.8
42.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915865.100 272-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class A : FSOAX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.10%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915839.100 266-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class A : FAVAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 53	1.01%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Health Care	16.1
Consumer Staples	11.3
Industrials	11.2
Energy	9.1
Information Technology	6.8
Utilities	6.2
Communication Services	5.2
Consumer Discretionary	4.3
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.5
JPMorgan Chase & Co	3.9
Chubb Ltd	3.0
Cigna Group/The	3.0
Berkshire Hathaway Inc Class B	2.9
Bank of America Corp	2.9
Comcast Corp Class A	2.7
Travelers Cos Inc/The	2.6
Walt Disney Co/The	2.5
PG&E Corp	2.4
30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915856.100 879-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class Z : FZAFX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.57%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Health Care	14.4
Industrials	12.4
Communication Services	11.2
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.2
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.7
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
50.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915851.100 2531-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class C : FVCSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.86%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915840.100 5636-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class C : FEICX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.63%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	17.2
Consumer Staples	10.9
Industrials	8.7
Utilities	8.3
Energy	8.2
Information Technology	6.4
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	2.0
Unilever PLC ADR	1.9
23.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915848.100 480-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class I : FSCIX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 59	1.07%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.6
Financials	14.1
Health Care	13.6
Consumer Discretionary	12.4
Materials	7.3
Energy	6.1
Consumer Staples	4.2
Real Estate	4.1
Communication Services	2.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.2
Constellium SE	1.8
Patrick Industries Inc	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.7
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.5
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
Primerica Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915873.100 298-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund : FSLSX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 45	0.83%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915836.100 14-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class I : FAIVX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Health Care	16.1
Consumer Staples	11.3
Industrials	11.2
Energy	9.1
Information Technology	6.8
Utilities	6.2
Communication Services	5.2
Consumer Discretionary	4.3
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.5
JPMorgan Chase & Co	3.9
Chubb Ltd	3.0
Cigna Group/The	3.0
Berkshire Hathaway Inc Class B	2.9
Bank of America Corp	2.9
Comcast Corp Class A	2.7
Travelers Cos Inc/The	2.6
Walt Disney Co/The	2.5
PG&E Corp	2.4
30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915859.100 893-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Real Estate High Income Fund Fidelity® Real Estate High Income Fund

This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 40	0.77%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$552,544,122
Number of Holdings	335
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
BX Commercial Mortgage Trust 2020-VIVA	2.7
BX Trust 2019-OC11	2.2
Hilton USA Trust	2.0
MHC Commercial Mortgage Trust	1.9
BX Trust 2021-ACNT	1.8
CAMB Commercial Mortgage Trust	1.6
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CIBX	1.6
BX Trust 2021-VOLT	1.5
BX Commercial Mortgage Trust 2021-SOAR	1.2
BX Commercial Mortgage Trust 2021-VINO	1.0
17.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915903.100 671-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class C : FDGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.72%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Industrials	16.0
Financials	15.0
Energy	11.3
Health Care	8.2
Communication Services	5.7
Utilities	5.2
Consumer Staples	3.6
Materials	3.2
Consumer Discretionary	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	3.5
Exxon Mobil Corp	2.8
Broadcom Inc	2.2
Apollo Global Management Inc	2.0
Allison Transmission Holdings Inc	1.8
Unitedhealth Group Inc	1.7
Boeing Co	1.7
Cigna Group/The	1.6
30.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915906.100 716-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class A : FSCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	1.33%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.6
Financials	14.1
Health Care	13.6
Consumer Discretionary	12.4
Materials	7.3
Energy	6.1
Consumer Staples	4.2
Real Estate	4.1
Communication Services	2.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.2
Constellium SE	1.8
Patrick Industries Inc	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.7
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.5
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
Primerica Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915871.100 294-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund Class K : FVSKX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.73%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915838.100 2104-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class M : FDGTX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.20%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Industrials	16.0
Financials	15.0
Energy	11.3
Health Care	8.2
Communication Services	5.7
Utilities	5.2
Consumer Staples	3.6
Materials	3.2
Consumer Discretionary	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	3.5
Exxon Mobil Corp	2.8
Broadcom Inc	2.2
Apollo Global Management Inc	2.0
Allison Transmission Holdings Inc	1.8
Unitedhealth Group Inc	1.7
Boeing Co	1.7
Cigna Group/The	1.6
30.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915908.100 720-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class Z : FGIZX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.48%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	18.7
Industrials	16.8
Health Care	11.9
Energy	10.0
Consumer Staples	6.0
Communication Services	4.0
Utilities	2.4
Consumer Discretionary	2.2
Materials	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	7.3
Wells Fargo & Co	5.8
General Electric Co	5.2
NVIDIA Corp	4.1
Bank of America Corp	2.9
Apple Inc	2.8
Visa Inc Class A	1.9
Unitedhealth Group Inc	1.9
Boeing Co	1.8
42.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915868.100 2885-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class I : FAGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.49%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Communication Services	21.4
Consumer Discretionary	9.8
Health Care	9.4
Industrials	6.8
Financials	4.5
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.6
Meta Platforms Inc Class A	5.9
Apple Inc	5.0
Amazon.com Inc	5.0
Alphabet Inc Class C	4.7
Uber Technologies Inc	2.7
Roku Inc Class A	2.3
Eli Lilly & Co	2.2
Sea Ltd Class A ADR	1.9
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915864.100 688-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class M : FAGOX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	0.98%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Communication Services	21.4
Consumer Discretionary	9.8
Health Care	9.4
Industrials	6.8
Financials	4.5
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.6
Meta Platforms Inc Class A	5.9
Apple Inc	5.0
Amazon.com Inc	5.0
Alphabet Inc Class C	4.7
Uber Technologies Inc	2.7
Roku Inc Class A	2.3
Eli Lilly & Co	2.2
Sea Ltd Class A ADR	1.9
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915860.100 223-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class I : EQPGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.68%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Health Care	14.4
Industrials	12.4
Communication Services	11.2
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.2
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.7
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
50.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915854.100 86-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class C : FGIUX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.66%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	18.7
Industrials	16.8
Health Care	11.9
Energy	10.0
Consumer Staples	6.0
Communication Services	4.0
Utilities	2.4
Consumer Discretionary	2.2
Materials	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	7.3
Wells Fargo & Co	5.8
General Electric Co	5.2
NVIDIA Corp	4.1
Bank of America Corp	2.9
Apple Inc	2.8
Visa Inc Class A	1.9
Unitedhealth Group Inc	1.9
Boeing Co	1.8
42.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915869.100 481-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class Z : FSLZX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.53%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915893.100 2888-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class C : EPGCX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.69%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Health Care	14.4
Industrials	12.4
Communication Services	11.2
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.2
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.7
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
50.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915853.100 479-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class C : FACGX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.49%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$21,185,633,611
Number of Holdings	202
Portfolio Turnover	55%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.5
Communication Services	21.4
Consumer Discretionary	9.8
Health Care	9.4
Industrials	6.8
Financials	4.5
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	9.6
Meta Platforms Inc Class A	5.9
Apple Inc	5.0
Amazon.com Inc	5.0
Alphabet Inc Class C	4.7
Uber Technologies Inc	2.7
Roku Inc Class A	2.3
Eli Lilly & Co	2.2
Sea Ltd Class A ADR	1.9
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915863.100 482-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class A : EPGAX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.93%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Health Care	14.4
Industrials	12.4
Communication Services	11.2
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.2
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.7
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
50.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915850.100 245-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity® Stock Selector Mid Cap Fund : FSSMX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 35	0.65%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915891.100 2412-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class C : FSCEX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 114	2.07%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.6
Financials	14.1
Health Care	13.6
Consumer Discretionary	12.4
Materials	7.3
Energy	6.1
Consumer Staples	4.2
Real Estate	4.1
Communication Services	2.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.2
Constellium SE	1.8
Patrick Industries Inc	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.7
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.5
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
Primerica Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915872.100 297-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class M : FGITX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.13%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	18.7
Industrials	16.8
Health Care	11.9
Energy	10.0
Consumer Staples	6.0
Communication Services	4.0
Utilities	2.4
Consumer Discretionary	2.2
Materials	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	7.3
Wells Fargo & Co	5.8
General Electric Co	5.2
NVIDIA Corp	4.1
Bank of America Corp	2.9
Apple Inc	2.8
Visa Inc Class A	1.9
Unitedhealth Group Inc	1.9
Boeing Co	1.8
42.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915866.100 274-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class I : EQPIX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.62%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	17.2
Consumer Staples	10.9
Industrials	8.7
Utilities	8.3
Energy	8.2
Information Technology	6.4
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	2.0
Unilever PLC ADR	1.9
23.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915849.100 80-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class Z : FAEVX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.59%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Health Care	16.1
Consumer Staples	11.3
Industrials	11.2
Energy	9.1
Information Technology	6.8
Utilities	6.2
Communication Services	5.2
Consumer Discretionary	4.3
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.5
JPMorgan Chase & Co	3.9
Chubb Ltd	3.0
Cigna Group/The	3.0
Berkshire Hathaway Inc Class B	2.9
Bank of America Corp	2.9
Comcast Corp Class A	2.7
Travelers Cos Inc/The	2.6
Walt Disney Co/The	2.5
PG&E Corp	2.4
30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915855.100 2883-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class Z : FZAOX

This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 50	0.90%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,955,004,625
Number of Holdings	137
Portfolio Turnover	36%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.6
Financials	14.1
Health Care	13.6
Consumer Discretionary	12.4
Materials	7.3
Energy	6.1
Consumer Staples	4.2
Real Estate	4.1
Communication Services	2.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.2
Constellium SE	1.8
Patrick Industries Inc	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.7
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.5
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
Primerica Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915870.100 2540-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class I : FGIOX

This semi-annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,154,679,756
Number of Holdings	188
Portfolio Turnover	19%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	23.9
Financials	18.7
Industrials	16.8
Health Care	11.9
Energy	10.0
Consumer Staples	6.0
Communication Services	4.0
Utilities	2.4
Consumer Discretionary	2.2
Materials	1.5
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
Exxon Mobil Corp	7.3
Wells Fargo & Co	5.8
General Electric Co	5.2
NVIDIA Corp	4.1
Bank of America Corp	2.9
Apple Inc	2.8
Visa Inc Class A	1.9
Unitedhealth Group Inc	1.9
Boeing Co	1.8
42.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915867.100 276-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class M : FAEGX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.17%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$10,015,753,076
Number of Holdings	150
Portfolio Turnover	37%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.1
Health Care	14.4
Industrials	12.4
Communication Services	11.2
Consumer Discretionary	9.1
Financials	6.2
Energy	2.4
Consumer Staples	0.6
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	12.6
NVIDIA Corp	10.2
Apple Inc	5.1
Alphabet Inc Class A	5.0
Amazon.com Inc	4.7
Uber Technologies Inc	3.7
Eli Lilly & Co	2.7
Boston Scientific Corp	2.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.1
Netflix Inc	2.1
50.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915852.100 286-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class M : FMCAX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.17%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915895.100 531-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class M : FAVTX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$211,209,337
Number of Holdings	94
Portfolio Turnover	30%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.7
Health Care	16.1
Consumer Staples	11.3
Industrials	11.2
Energy	9.1
Information Technology	6.8
Utilities	6.2
Communication Services	5.2
Consumer Discretionary	4.3
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.5
JPMorgan Chase & Co	3.9
Chubb Ltd	3.0
Cigna Group/The	3.0
Berkshire Hathaway Inc Class B	2.9
Bank of America Corp	2.9
Comcast Corp Class A	2.7
Travelers Cos Inc/The	2.6
Walt Disney Co/The	2.5
PG&E Corp	2.4
30.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915858.100 885-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class Z : FIDLX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.70%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.3
Financials	16.5
Industrials	16.2
Health Care	11.6
Communication Services	10.1
Energy	9.5
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	2.0
Utilities	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Exxon Mobil Corp	6.3
Wells Fargo & Co	5.6
General Electric Co	5.6
NVIDIA Corp	4.4
Bank of America Corp	2.7
Meta Platforms Inc Class A	2.7
Apple Inc	2.6
Boeing Co	2.4
Alphabet Inc Class A	2.0
41.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915898.100 2889-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Series Small Cap Fund Fidelity Advisor® Series Small Cap Fund : FSSFX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Small Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$436,072,258
Number of Holdings	137
Portfolio Turnover	41%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.6
Information Technology	15.4
Financials	14.1
Health Care	13.4
Consumer Discretionary	12.7
Materials	7.2
Energy	6.1
Consumer Staples	4.1
Real Estate	4.1
Communication Services	2.5
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	2.0
Patrick Industries Inc	2.0
Constellium SE	1.8
Insight Enterprises Inc	1.7
Commercial Metals Co	1.6
FTAI Aviation Ltd	1.6
Liberty Energy Inc Class A	1.6
Lamar Advertising Co Class A	1.5
Ensign Group Inc/The	1.4
EMCOR Group Inc	1.4
16.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915918.100 2613-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class I : FASOX

This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.86%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,345,592,459
Number of Holdings	118
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.7
Utilities	8.8
Energy	8.8
Materials	8.3
Real Estate	6.0
Health Care	5.9
Consumer Staples	5.1
Information Technology	4.3
Communication Services	2.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cigna Group/The	2.2
Canadian Natural Resources Ltd	2.1
Centene Corp	1.8
Constellation Energy Corp	1.8
Expro Group Holdings NV	1.7
Apollo Global Management Inc	1.6
Welltower Inc	1.6
PG&E Corp	1.5
AES Corp/The	1.5
First Citizens BancShares Inc/NC Class A	1.5
17.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915841.100 694-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class C : FLCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.84%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.3
Financials	16.5
Industrials	16.2
Health Care	11.6
Communication Services	10.1
Energy	9.5
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	2.0
Utilities	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Exxon Mobil Corp	6.3
Wells Fargo & Co	5.6
General Electric Co	5.6
NVIDIA Corp	4.4
Bank of America Corp	2.7
Meta Platforms Inc Class A	2.7
Apple Inc	2.6
Boeing Co	2.4
Alphabet Inc Class A	2.0
41.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915899.100 483-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class A : FMCDX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.93%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915892.100 251-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class A : FALAX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.07%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.3
Financials	16.5
Industrials	16.2
Health Care	11.6
Communication Services	10.1
Energy	9.5
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	2.0
Utilities	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Exxon Mobil Corp	6.3
Wells Fargo & Co	5.6
General Electric Co	5.6
NVIDIA Corp	4.4
Bank of America Corp	2.7
Meta Platforms Inc Class A	2.7
Apple Inc	2.6
Boeing Co	2.4
Alphabet Inc Class A	2.0
41.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915897.100 250-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Series Growth Opportunities Fund Fidelity Advisor® Series Growth Opportunities Fund : FAOFX

This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$885,159,743
Number of Holdings	182
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.6
Communication Services	22.0
Consumer Discretionary	9.9
Health Care	8.8
Industrials	6.5
Financials	3.8
Consumer Staples	0.5
Energy	0.1
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.6
Microsoft Corp	10.9
Meta Platforms Inc Class A	6.6
Amazon.com Inc	5.7
Apple Inc	5.2
Alphabet Inc Class C	5.0
Roku Inc Class A	2.5
Uber Technologies Inc	2.5
Flex Ltd	2.1
NXP Semiconductors NV	2.1
56.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915919.100 2614-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class M : FEIRX

This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.11%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,796,779,158
Number of Holdings	116
Portfolio Turnover	38%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.0
Health Care	17.2
Consumer Staples	10.9
Industrials	8.7
Utilities	8.3
Energy	8.2
Information Technology	6.4
Communication Services	6.1
Real Estate	4.8
Consumer Discretionary	3.9
Materials	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.2
Johnson & Johnson	2.9
Comcast Corp Class A	2.6
Wells Fargo & Co	2.6
Merck & Co Inc	2.5
Verizon Communications Inc	2.1
M&T Bank Corp	2.0
Shell PLC ADR	2.0
Chubb Ltd	2.0
Unilever PLC ADR	1.9
23.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915847.100 280-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class I : FMCCX

This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.69%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$2,232,237,346
Number of Holdings	208
Portfolio Turnover	53%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.1
Financials	15.2
Consumer Discretionary	14.7
Information Technology	9.3
Health Care	7.4
Real Estate	6.9
Materials	6.8
Energy	5.2
Consumer Staples	4.8
Utilities	3.5
Communication Services	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Carlisle Cos Inc	1.5
Bancorp Inc/The	1.5
Vistra Corp	1.4
CACI International Inc	1.3
XPO Inc	1.2
Baldwin Insurance Group Inc/The Class A	1.2
KBR Inc	1.1
Wesco International Inc	1.1
HEICO Corp Class A	1.1
Kirby Corp	1.1
12.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915896.100 533-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class I : FALIX

This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.82%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,387,189,575
Number of Holdings	185
Portfolio Turnover	22%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.3
Financials	16.5
Industrials	16.2
Health Care	11.6
Communication Services	10.1
Energy	9.5
Consumer Staples	4.9
Consumer Discretionary	3.1
Materials	2.0
Utilities	1.0
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Exxon Mobil Corp	6.3
Wells Fargo & Co	5.6
General Electric Co	5.6
NVIDIA Corp	4.4
Bank of America Corp	2.7
Meta Platforms Inc Class A	2.7
Apple Inc	2.6
Boeing Co	2.4
Alphabet Inc Class A	2.0
41.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915901.100 536-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class I : FDGIX

This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.73%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$1,516,322,845
Number of Holdings	137
Portfolio Turnover	60%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.9
Industrials	16.0
Financials	15.0
Energy	11.3
Health Care	8.2
Communication Services	5.7
Utilities	5.2
Consumer Staples	3.6
Materials	3.2
Consumer Discretionary	2.0
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Microsoft Corp	6.3
Meta Platforms Inc Class A	3.5
Exxon Mobil Corp	2.8
Broadcom Inc	2.2
Apollo Global Management Inc	2.0
Allison Transmission Holdings Inc	1.8
Unitedhealth Group Inc	1.7
Boeing Co	1.7
Cigna Group/The	1.6
30.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915907.100 717-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Strategies Fund

Semi-Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Value Strategies Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	449,600	16,424
Interactive Media & Services - 0.6%
Zoominfo Technologies, Inc. (b)	1,046,000	12,845
Media - 1.3%
Interpublic Group of Companies, Inc. (c)	643,800	20,196
Nexstar Media Group, Inc. Class A	62,400	10,339
		30,535
TOTAL COMMUNICATION SERVICES		59,804
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 1.2%
Aptiv PLC (b)	171,200	14,254
Autoliv, Inc.	118,300	15,092
		29,346
Automobiles - 0.7%
Harley-Davidson, Inc.	466,200	16,727
Hotels, Restaurants & Leisure - 1.2%
Hilton Grand Vacations, Inc. (b)	307,800	12,721
Marriott Vacations Worldwide Corp.	97,700	8,819
Red Rock Resorts, Inc.	122,350	6,270
		27,810
Household Durables - 0.9%
Tempur Sealy International, Inc.	409,200	21,017
Leisure Products - 1.4%
BRP, Inc.	231,100	14,440
Brunswick Corp.	104,200	8,600
Topgolf Callaway Brands Corp. (b)	604,700	9,464
		32,504
Specialty Retail - 2.7%
Lithia Motors, Inc. Class A (sub. vtg.)	64,600	16,353
Signet Jewelers Ltd.	156,700	17,157
Upbound Group, Inc.	523,400	17,178
Victoria's Secret & Co. (b)	549,600	12,525
		63,213
Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	664,800	25,432
PVH Corp.	100,300	12,037
		37,469
TOTAL CONSUMER DISCRETIONARY		228,086
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Keurig Dr. Pepper, Inc.	391,300	13,402
Consumer Staples Distribution & Retail - 1.2%
U.S. Foods Holding Corp. (b)	521,600	27,556
Food Products - 2.5%
Bunge Global SA	231,400	24,896
Darling Ingredients, Inc. (b)	507,322	20,496
Lamb Weston Holdings, Inc.	163,900	14,471
		59,863
Personal Care Products - 0.8%
Kenvue, Inc.	943,500	18,210
TOTAL CONSUMER STAPLES		119,031
ENERGY - 8.8%
Energy Equipment & Services - 3.4%
Expro Group Holdings NV (b)	1,782,200	39,119
Tidewater, Inc. (b)	111,300	11,501
Valaris Ltd. (b)	372,300	28,816
		79,436
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (b)	610,100	21,738
Canadian Natural Resources Ltd.	632,100	48,557
Targa Resources Corp.	228,600	27,027
Tourmaline Oil Corp. (c)	568,300	28,191
		125,513
TOTAL ENERGY		204,949
FINANCIALS - 19.3%
Banks - 4.3%
East West Bancorp, Inc.	380,900	28,259
First Citizens Bancshares, Inc.	20,100	34,138
Popular, Inc.	161,200	14,348
U.S. Bancorp	607,300	24,626
		101,371
Capital Markets - 3.6%
Ameriprise Financial, Inc.	67,000	29,253
LPL Financial	94,200	26,961
Raymond James Financial, Inc.	137,500	16,878
UBS Group AG	379,420	12,071
		85,163
Consumer Finance - 2.7%
OneMain Holdings, Inc.	502,600	24,688
PROG Holdings, Inc.	376,452	14,226
SLM Corp.	1,105,684	23,728
		62,642
Financial Services - 4.4%
Apollo Global Management, Inc.	327,200	38,008
Global Payments, Inc.	293,000	29,842
NCR Atleos Corp.	707,400	19,687
WEX, Inc. (b)	82,600	15,473
		103,010
Insurance - 4.3%
American Financial Group, Inc.	203,600	26,450
Assurant, Inc.	82,800	14,363
First American Financial Corp.	221,986	12,338
Globe Life, Inc.	34,400	2,847
Reinsurance Group of America, Inc.	100,933	21,176
The Travelers Companies, Inc.	109,700	23,662
		100,836
TOTAL FINANCIALS		453,022
HEALTH CARE - 5.9%
Health Care Providers & Services - 5.4%
AdaptHealth Corp. (b)	841,000	7,973
Centene Corp. (b)	601,900	43,090
Cigna Group	144,300	49,725
CVS Health Corp.	417,000	24,853
		125,641
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (b)	116,300	12,241
TOTAL HEALTH CARE		137,882
INDUSTRIALS - 20.4%
Air Freight & Logistics - 1.0%
FedEx Corp.	90,000	22,856
Building Products - 2.6%
AZZ, Inc.	152,200	12,767
Builders FirstSource, Inc. (b)	158,200	25,437
Johnson Controls International PLC	298,900	21,494
		59,698
Commercial Services & Supplies - 1.5%
The Brink's Co.	202,100	20,865
Vestis Corp.	1,115,500	13,743
		34,608
Construction & Engineering - 2.5%
Fluor Corp. (b)	562,100	24,395
MDU Resources Group, Inc.	764,800	19,304
Willscot Mobile Mini Holdings (b)	377,700	14,893
		58,592
Electrical Equipment - 1.6%
Regal Rexnord Corp.	170,900	25,556
Sensata Technologies PLC	274,700	11,351
		36,907
Ground Transportation - 2.7%
TFI International, Inc. (Canada)	169,600	22,441
U-Haul Holding Co. (non-vtg.)	326,200	19,830
XPO, Inc. (b)	204,900	21,920
		64,191
Machinery - 5.3%
Allison Transmission Holdings, Inc.	374,700	28,406
Atmus Filtration Technologies, Inc.	484,700	14,948
Barnes Group, Inc. (c)	322,400	12,409
Chart Industries, Inc. (b)	124,700	19,582
CNH Industrial NV	1,297,700	13,704
Gates Industrial Corp. PLC (b)	736,300	12,826
Timken Co.	268,200	23,304
		125,179
Professional Services - 0.9%
ManpowerGroup, Inc.	163,200	12,178
WNS Holdings Ltd.	183,300	9,203
		21,381
Trading Companies & Distributors - 2.3%
GMS, Inc. (b)	207,600	19,506
Herc Holdings, Inc.	85,300	12,374
WESCO International, Inc.	127,900	22,957
		54,837
TOTAL INDUSTRIALS		478,249
INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 1.7%
Ciena Corp. (b)	312,600	15,058
Lumentum Holdings, Inc. (b)	598,300	26,026
		41,084
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (b)	851,700	28,217
IT Services - 0.7%
GoDaddy, Inc. (b)	119,800	16,728
Software - 0.7%
NCR Voyix Corp. (b)	1,182,700	15,588
TOTAL INFORMATION TECHNOLOGY		101,617
MATERIALS - 8.3%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (b)	363,700	12,944
Methanex Corp.	374,500	20,103
Olin Corp.	412,183	22,159
The Chemours Co. LLC	817,700	20,295
Tronox Holdings PLC	303,300	6,008
Westlake Corp.	134,900	21,660
		103,169
Containers & Packaging - 2.1%
Berry Global Group, Inc.	214,600	12,850
Graphic Packaging Holding Co.	495,500	14,033
O-I Glass, Inc. (b)	831,300	10,549
WestRock Co.	217,600	11,672
		49,104
Metals & Mining - 1.0%
Compass Minerals International, Inc. (c)	384,300	4,981
Constellium NV (b)	862,900	18,699
		23,680
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	209,700	19,225
TOTAL MATERIALS		195,178
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Camden Property Trust (SBI)	191,200	19,627
Extra Space Storage, Inc.	154,100	22,309
Prologis, Inc.	187,737	20,743
Sun Communities, Inc.	84,200	9,935
Ventas, Inc.	631,500	31,739
Welltower, Inc.	356,700	36,979
		141,332
UTILITIES - 8.8%
Electric Utilities - 5.5%
Constellation Energy Corp.	190,700	41,430
Edison International	417,600	32,093
NextEra Energy, Inc.	238,900	19,117
PG&E Corp.	1,934,100	35,858
		128,498
Independent Power and Renewable Electricity Producers - 2.6%
The AES Corp.	1,601,600	34,579
Vistra Corp.	273,900	27,138
		61,717
Multi-Utilities - 0.7%
Sempra	218,500	16,831
TOTAL UTILITIES		207,046
TOTAL COMMON STOCKS (Cost $1,823,620)		2,326,196

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	20,126,242	20,130
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	22,918,800	22,921
TOTAL MONEY MARKET FUNDS (Cost $43,051)		43,051

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,866,671)	2,369,247
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(23,655)
NET ASSETS - 100.0%	2,345,592

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,424,000 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,457	276,382	279,708	581	(1)	-	20,130	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,475	378,978	392,532	601	-	-	22,921	0.1%
Total	59,932	655,360	672,240	1,182	(1)	-	43,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	59,804	43,380	16,424	-
Consumer Discretionary	228,086	228,086	-	-
Consumer Staples	119,031	119,031	-	-
Energy	204,949	204,949	-	-
Financials	453,022	440,951	12,071	-
Health Care	137,882	137,882	-	-
Industrials	478,249	478,249	-	-
Information Technology	101,617	101,617	-	-
Materials	195,178	195,178	-	-
Real Estate	141,332	141,332	-	-
Utilities	207,046	207,046	-	-

Money Market Funds	43,051	43,051	-	-
Total Investments in Securities:	2,369,247	2,340,752	28,495	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,568) - See accompanying schedule:
Unaffiliated issuers (cost $1,823,620)	$2,326,196
Fidelity Central Funds (cost $43,051)	43,051

Total Investment in Securities (cost $1,866,671)		$2,369,247
Receivable for fund shares sold		1,145
Dividends receivable		1,345
Distributions receivable from Fidelity Central Funds		74
Total assets		2,371,811
Liabilities
Payable for investments purchased	$7
Payable for fund shares redeemed	1,413
Accrued management fee	1,540
Distribution and service plan fees payable	212
Other payables and accrued expenses	126
Collateral on securities loaned	22,921
Total liabilities		26,219
Net Assets		$2,345,592
Net Assets consist of:
Paid in capital		$1,748,959
Total accumulated earnings (loss)		596,633
Net Assets		$2,345,592

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($429,285 ÷ 9,022 shares)(a)		$47.58
Maximum offering price per share (100/94.25 of $47.58)		$50.48
Class M :
Net Asset Value and redemption price per share ($251,000 ÷ 4,895 shares)(a)		$51.28
Maximum offering price per share (100/96.50 of $51.28)		$53.14
Class C :
Net Asset Value and offering price per share ($23,456 ÷ 606 shares)(a)(b)		$38.70
Fidelity Value Strategies Fund :
Net Asset Value, offering price and redemption price per share ($764,836 ÷ 12,946 shares)		$59.08
Class K :
Net Asset Value, offering price and redemption price per share ($271,809 ÷ 4,608 shares)		$58.99
Class I :
Net Asset Value, offering price and redemption price per share ($605,206 ÷ 11,193 shares)		$54.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$18,330
Income from Fidelity Central Funds (including $601 from security lending)		1,182
Total income		19,512
Expenses
Management fee
Basic fee	$6,518
Performance adjustment	1,519
Transfer agent fees	824
Distribution and service plan fees	1,216
Accounting fees	144
Custodian fees and expenses	12
Independent trustees' fees and expenses	5
Registration fees	144
Audit	32
Legal	4
Interest	10
Miscellaneous	40
Total expenses before reductions	10,468
Expense reductions	(94)
Total expenses after reductions		10,374
Net Investment income (loss)		9,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	90,072
Fidelity Central Funds	(1)
Foreign currency transactions	(8)
Total net realized gain (loss)		90,063
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	218,866
Total change in net unrealized appreciation (depreciation)		218,866
Net gain (loss)		308,929
Net increase (decrease) in net assets resulting from operations		$318,067
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,138	$11,335
Net realized gain (loss)	90,063	44,482
Change in net unrealized appreciation (depreciation)	218,866	15,374
Net increase (decrease) in net assets resulting from operations	318,067	71,191
Distributions to shareholders	(54,203)	(32,384)

Share transactions - net increase (decrease)	178,815	317,548
Total increase (decrease) in net assets	442,679	356,355

Net Assets
Beginning of period	1,902,913	1,546,558
End of period	$2,345,592	$1,902,913

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$42.18	$41.23	$42.62	$32.58	$33.23	$33.48
Income from Investment Operations
Net investment income (loss) A,B	.15	.23	.24	.37 C	.29	.42 D
Net realized and unrealized gain (loss)	6.54	1.65	2.05	9.96	.87	3.66
Total from investment operations	6.69	1.88	2.29	10.33	1.16	4.08
Distributions from net investment income	(.27)	(.27)	(.39)	(.29)	(.46) E	(.29)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.29) F	(.93) F	(3.68)	(.29)	(1.81) F	(4.33)
Net asset value, end of period	$47.58	$42.18	$41.23	$42.62	$32.58	$33.23
Total Return G,H,I	16.06%	4.78%	5.18%	31.91%	3.53%	16.34%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.11% L	1.15%	1.14%	1.13%	1.03%	1.02%
Expenses net of fee waivers, if any	1.10 % L	1.15%	1.13%	1.13%	1.02%	1.02%
Expenses net of all reductions	1.10% L	1.15%	1.13%	1.13%	1.01%	1.01%
Net investment income (loss)	.67% L	.58%	.61%	.90% C	1.03%	1.39% D
Supplemental Data
Net assets, end of period (in millions)	$429	$355	$318	$254	$191	$204
Portfolio turnover rate M	49 % L	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Strategies Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$45.28	$44.16	$45.37	$34.67	$35.23	$35.16
Income from Investment Operations
Net investment income (loss) A,B	.11	.15	.16	.29 C	.24	.37 D
Net realized and unrealized gain (loss)	7.04	1.76	2.17	10.61	.92	3.93
Total from investment operations	7.15	1.91	2.33	10.90	1.16	4.30
Distributions from net investment income	(.13)	(.14)	(.25)	(.20)	(.37) E	(.19)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.15) F	(.79)	(3.54)	(.20)	(1.72) F	(4.23)
Net asset value, end of period	$51.28	$45.28	$44.16	$45.37	$34.67	$35.23
Total Return G,H,I	15.95%	4.51%	4.95%	31.59%	3.32%	16.07%
Ratios to Average Net Assets B,J,K
Expenses before reductions	1.35% L	1.39%	1.37%	1.37%	1.25%	1.25%
Expenses net of fee waivers, if any	1.34 % L	1.39%	1.37%	1.37%	1.25%	1.24%
Expenses net of all reductions	1.34% L	1.39%	1.37%	1.37%	1.24%	1.24%
Net investment income (loss)	.43% L	.34%	.37%	.66% C	.81%	1.16% D
Supplemental Data
Net assets, end of period (in millions)	$251	$223	$231	$237	$204	$234
Portfolio turnover rate M	49 % L	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Strategies Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.45	$33.87	$35.64	$27.33	$28.07	$28.95
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.06)	(.06)	.04 C	.05	.15 D
Net realized and unrealized gain (loss)	5.35	1.34	1.72	8.37	.71	3.04
Total from investment operations	5.33	1.28	1.66	8.41	.76	3.19
Distributions from net investment income	(.05)	(.05)	(.14)	(.10)	(.16) E	(.03)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.08)	(.70)	(3.43)	(.10)	(1.50)	(4.07)
Net asset value, end of period	$38.70	$34.45	$33.87	$35.64	$27.33	$28.07
Total Return F,G,H	15.64%	3.97%	4.37%	30.84%	2.73%	15.41%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.87% K	1.93%	1.92%	1.92%	1.83%	1.82%
Expenses net of fee waivers, if any	1.86 % K	1.93%	1.91%	1.91%	1.83%	1.82%
Expenses net of all reductions	1.86% K	1.93%	1.91%	1.91%	1.82%	1.82%
Net investment income (loss)	(.09)% K	(.19)%	(.17)%	.11% C	.23%	.58% D
Supplemental Data
Net assets, end of period (in millions)	$23	$19	$18	$14	$11	$14
Portfolio turnover rate L	49 % K	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Value Strategies Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.08	$50.65	$51.53	$39.30	$39.68	$39.04
Income from Investment Operations
Net investment income (loss) A,B	.27	.41	.43	.58 C	.43	.60 D
Net realized and unrealized gain (loss)	8.11	2.02	2.47	12.00	1.07	4.46
Total from investment operations	8.38	2.43	2.90	12.58	1.50	5.06
Distributions from net investment income	(.35)	(.35)	(.49)	(.35)	(.54) E	(.38)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.38)	(1.00)	(3.78)	(.35)	(1.88)	(4.42)
Net asset value, end of period	$59.08	$52.08	$50.65	$51.53	$39.30	$39.68
Total Return F,G	16.25%	5.01%	5.48%	32.24%	3.85%	16.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.90%	.88%	.86%	.76%	.74%
Expenses net of fee waivers, if any	.83 % J	.90%	.87%	.86%	.76%	.74%
Expenses net of all reductions	.83% J	.90%	.87%	.86%	.75%	.74%
Net investment income (loss)	.94% J	.84%	.87%	1.17% C	1.30%	1.66% D
Supplemental Data
Net assets, end of period (in millions)	$765	$629	$565	$513	$285	$332
Portfolio turnover rate K	49 % J	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Value Strategies Fund Class K

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.04	$50.61	$51.49	$39.27	$39.65	$39.03
Income from Investment Operations
Net investment income (loss) A,B	.29	.48	.49	.64 C	.48	.64 D
Net realized and unrealized gain (loss)	8.11	2.02	2.46	11.98	1.07	4.46
Total from investment operations	8.40	2.50	2.95	12.62	1.55	5.10
Distributions from net investment income	(.42)	(.42)	(.54)	(.40)	(.59) E	(.44)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.45)	(1.07)	(3.83)	(.40)	(1.93)	(4.48)
Net asset value, end of period	$58.99	$52.04	$50.61	$51.49	$39.27	$39.65
Total Return F,G	16.31%	5.16%	5.59%	32.41%	3.99%	16.80%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.77%	.75%	.75%	.62%	.61%
Expenses net of fee waivers, if any	.73 % J	.77%	.75%	.75%	.61%	.61%
Expenses net of all reductions	.73% J	.77%	.75%	.75%	.60%	.61%
Net investment income (loss)	1.04% J	.97%	.99%	1.28% C	1.44%	1.79% D
Supplemental Data
Net assets, end of period (in millions)	$272	$219	$62	$54	$37	$49
Portfolio turnover rate K	49 % J	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Strategies Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$47.79	$46.56	$47.69	$36.40	$36.90	$36.64
Income from Investment Operations
Net investment income (loss) A,B	.24	.38	.39	.54 C	.40	.55 D
Net realized and unrealized gain (loss)	7.43	1.86	2.28	11.10	.98	4.12
Total from investment operations	7.67	2.24	2.67	11.64	1.38	4.67
Distributions from net investment income	(.36)	(.36)	(.51)	(.35)	(.53) E	(.37)
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) E	(4.04)
Total distributions	(1.39)	(1.01)	(3.80)	(.35)	(1.88) F	(4.41)
Net asset value, end of period	$54.07	$47.79	$46.56	$47.69	$36.40	$36.90
Total Return G,H	16.23%	5.03%	5.44%	32.23%	3.80%	16.64%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.87% K	.90%	.89%	.88%	.78%	.78%
Expenses net of fee waivers, if any	.86 % K	.90%	.88%	.88%	.78%	.78%
Expenses net of all reductions	.86% K	.90%	.88%	.88%	.77%	.77%
Net investment income (loss)	.91% K	.83%	.86%	1.15% C	1.27%	1.63% D
Supplemental Data
Net assets, end of period (in millions)	$605	$457	$352	$256	$61	$72
Portfolio turnover rate L	49 % K	59%	46%	53%	72%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.34%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$586,019
Gross unrealized depreciation	(86,673)
Net unrealized appreciation (depreciation)	$499,346
Tax cost	$1,869,901

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	669,506	533,497
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Value Strategies Fund	.69
Class K	.56
Class I	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Value Strategies Fund	.65
Class K	.56
Class I	.69

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Strategies Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Value Strategies Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .14%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	501	20
Class M	.25%	.25%	606	2
Class C	.75%	.25%	109	30
			1,216	52
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	48
Class M	2
Class CA	-B
50

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1726
Class M	.1616
Class C	.1991
Fidelity Value Strategies Fund	.1690
Class I	.1733

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC received an asset-based fee of Class K's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	167.18
Class M	96.16
Class C	11.20
Fidelity Value Strategies Fund	298.17
Class K	25.04
Class I	227.18
	824

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.0275

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Strategies Fund	12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Value Strategies Fund	Borrower	15,686	5.57%	10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Strategies Fund	29,870	34,896	2,730
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Strategies Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Strategies Fund	63	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $93.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$10,920	$7,159
Class M	5,651	4,122
Class C	616	374
Fidelity Value Strategies Fund	16,996	11,158
Class K	6,225	1,988
Class I	13,795	7,583
Total	$54,203	$32,384

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	1,094	1,747	$49,621	$70,562
Reinvestment of distributions	207	158	9,286	6,023
Shares redeemed	(705)	(1,186)	(32,064)	(47,456)
Net increase (decrease)	596	719	$26,843	$29,129
Class M
Shares sold	190	212	$9,262	$9,079
Reinvestment of distributions	108	93	5,214	3,805
Shares redeemed	(336)	(614)	(16,449)	(26,529)
Net increase (decrease)	(38)	(309)	$(1,973)	$(13,645)
Class C
Shares sold	109	157	$4,038	$5,213
Reinvestment of distributions	16	11	583	360
Shares redeemed	(74)	(147)	(2,722)	(4,832)
Net increase (decrease)	51	21	$1,899	$741
Fidelity Value Strategies Fund
Shares sold	2,137	4,397	$119,205	$222,550
Reinvestment of distributions	278	219	15,459	10,304
Shares redeemed	(1,550)	(3,692)	(86,730)	(180,063)
Net increase (decrease)	865	924	$47,934	$52,791
Class K
Shares sold	952	4,192	$53,499	$211,390
Reinvestment of distributions	112	42	6,225	1,988
Shares redeemed	(663)	(1,246)	(37,484)	(59,323)
Net increase (decrease)	401	2,988	$22,240	$154,055
Class I
Shares sold	3,041	4,655	$154,974	$215,597
Reinvestment of distributions	259	166	13,189	7,191
Shares redeemed	(1,668)	(2,829)	(86,291)	(128,311)
Net increase (decrease)	1,632	1,992	$81,872	$94,477

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Value Strategies Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Value Strategies Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704744.126
SO-SANN-0724
Fidelity Advisor® Stock Selector Mid Cap Fund

Semi-Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Stock Selector Mid Cap Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent, Inc. (a)(b)	188,000	5,012
GCI Liberty, Inc. Class A (Escrow) (c)(h)	24,724	0
Iridium Communications, Inc.	89,000	2,680
		7,692
Entertainment - 0.4%
Liberty Media Corp. Liberty Formula One Class C	23,500	1,742
TKO Group Holdings, Inc.	60,400	6,588
		8,330
Interactive Media & Services - 0.2%
IAC, Inc. (a)	23,200	1,155
Ziff Davis, Inc. (a)	26,700	1,538
Zoominfo Technologies, Inc. (a)	185,700	2,280
		4,973
Media - 0.5%
Nexstar Media Group, Inc. Class A	35,200	5,832
The New York Times Co. Class A	121,400	6,216
		12,048
TOTAL COMMUNICATION SERVICES		33,043
CONSUMER DISCRETIONARY - 14.7%
Automobile Components - 1.1%
Adient PLC (a)	227,100	6,413
Autoliv, Inc.	141,700	18,077
		24,490
Automobiles - 0.4%
Harley-Davidson, Inc.	270,472	9,705
Broadline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	145,800	12,018
Diversified Consumer Services - 0.9%
Service Corp. International	284,100	20,359
Hotels, Restaurants & Leisure - 3.1%
Aramark	467,400	15,027
Brinker International, Inc. (a)	129,900	9,175
Caesars Entertainment, Inc. (a)	222,602	7,916
Churchill Downs, Inc.	151,394	19,606
Domino's Pizza, Inc.	15,400	7,832
Wyndham Hotels & Resorts, Inc.	142,633	10,093
		69,649
Household Durables - 1.5%
PulteGroup, Inc.	121,800	14,290
Taylor Morrison Home Corp. (a)	308,964	17,867
		32,157
Specialty Retail - 4.8%
Aritzia, Inc. (a)	252,300	6,303
Burlington Stores, Inc. (a)	72,348	17,367
Dick's Sporting Goods, Inc.	62,000	14,114
Five Below, Inc. (a)	73,000	10,083
Floor & Decor Holdings, Inc. Class A (a)(b)	110,000	12,855
JD Sports Fashion PLC	4,524,700	7,437
Valvoline, Inc. (a)	437,004	17,742
Williams-Sonoma, Inc.	75,000	21,992
		107,893
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (a)	105,200	16,373
PVH Corp.	162,054	19,448
Tapestry, Inc.	360,949	15,698
		51,519
TOTAL CONSUMER DISCRETIONARY		327,790
CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	10,100	3,168
Celsius Holdings, Inc. (a)	110,000	8,798
Coca-Cola Consolidated, Inc.	7,000	6,867
		18,833
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	152,800	13,457
Casey's General Stores, Inc.	30,500	10,119
Grocery Outlet Holding Corp. (a)	128,000	2,815
Performance Food Group Co. (a)	251,000	17,470
Sprouts Farmers Market LLC (a)	62,600	4,944
U.S. Foods Holding Corp. (a)	198,700	10,497
		59,302
Food Products - 0.8%
Darling Ingredients, Inc. (a)	109,500	4,424
Lamb Weston Holdings, Inc.	35,400	3,125
Lancaster Colony Corp.	21,529	3,994
Post Holdings, Inc. (a)	41,500	4,423
TreeHouse Foods, Inc. (a)	63,100	2,291
		18,257
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	68,546	3,987
elf Beauty, Inc. (a)	35,498	6,635
		10,622
TOTAL CONSUMER STAPLES		107,014
ENERGY - 5.2%
Energy Equipment & Services - 1.6%
Championx Corp.	165,400	5,395
Liberty Energy, Inc. Class A	449,060	11,087
Weatherford International PLC (a)	164,700	19,820
		36,302
Oil, Gas & Consumable Fuels - 3.6%
Chesapeake Energy Corp.	165,100	15,013
Chord Energy Corp.	84,300	15,630
HF Sinclair Corp.	239,006	13,200
Northern Oil & Gas, Inc.	251,800	10,306
Permian Resource Corp. Class A	903,700	14,812
Targa Resources Corp.	91,300	10,794
		79,755
TOTAL ENERGY		116,057
FINANCIALS - 15.2%
Banks - 4.4%
Associated Banc-Corp.	420,253	9,002
Axos Financial, Inc. (a)	100,300	5,403
Bancorp, Inc., Delaware (a)	950,069	31,913
East West Bancorp, Inc.	252,188	18,710
Pathward Financial, Inc.	178,155	9,497
Piraeus Financial Holdings SA (a)	1,022,216	4,016
Popular, Inc.	209,900	18,683
		97,224
Capital Markets - 3.0%
AllianceBernstein Holding LP	341,947	11,472
Blue Owl Capital, Inc. Class A	929,615	16,724
Bridge Investment Group Holdings, Inc.	344,686	2,668
Interactive Brokers Group, Inc.	156,048	19,618
Palmer Square Capital BDC, Inc. (b)	322,593	5,303
Patria Investments Ltd.	829,500	10,784
		66,569
Consumer Finance - 0.8%
NerdWallet, Inc. (a)	871,198	12,153
OneMain Holdings, Inc.	136,288	6,694
		18,847
Financial Services - 3.2%
AvidXchange Holdings, Inc. (a)	614,962	6,512
Cannae Holdings, Inc.	163,723	2,976
Essent Group Ltd.	235,795	13,370
Flywire Corp. (a)	465,370	7,981
Repay Holdings Corp. (a)	774,653	7,545
Shift4 Payments, Inc. (a)(b)	61,058	4,108
UWM Holdings Corp. Class A (b)	906,434	6,680
Voya Financial, Inc.	131,843	9,996
WEX, Inc. (a)	70,379	13,183
		72,351
Insurance - 3.8%
American Financial Group, Inc.	94,265	12,246
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,190	3,591
Primerica, Inc.	55,000	12,424
Reinsurance Group of America, Inc.	88,104	18,484
The Baldwin Insurance Group, Inc. Class A, (a)	699,340	23,554
Unum Group	249,221	13,423
		83,722
TOTAL FINANCIALS		338,713
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Repligen Corp. (a)	71,400	10,645
Sarepta Therapeutics, Inc. (a)	28,000	3,636
United Therapeutics Corp. (a)	31,600	8,694
		22,975
Health Care Equipment & Supplies - 2.4%
Glaukos Corp. (a)	85,000	9,581
Inspire Medical Systems, Inc. (a)	44,300	7,034
Masimo Corp. (a)	119,100	14,828
Penumbra, Inc. (a)	78,000	14,779
Tandem Diabetes Care, Inc. (a)	150,000	7,685
		53,907
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	166,600	11,477
agilon health, Inc. (a)	750,000	4,725
Alignment Healthcare, Inc. (a)	1,120,000	8,826
BrightSpring Health Services, Inc.	440,043	4,950
Chemed Corp.	30,100	16,687
Molina Healthcare, Inc. (a)	23,400	7,361
Privia Health Group, Inc. (a)	399,000	6,931
Surgery Partners, Inc. (a)	270,500	7,466
		68,423
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	235,000	4,980
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	180,000	4,036
Bruker Corp.	180,800	11,844
		15,880
TOTAL HEALTH CARE		166,165
INDUSTRIALS - 22.0%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	135,513	23,804
Howmet Aerospace, Inc.	206,600	17,489
		41,293
Building Products - 2.8%
Carlisle Companies, Inc.	78,140	32,691
Fortune Brands Innovations, Inc.	110,400	7,735
Owens Corning	54,700	9,905
Simpson Manufacturing Co. Ltd.	23,700	3,932
Trex Co., Inc. (a)	96,500	8,345
		62,608
Commercial Services & Supplies - 1.0%
The Brink's Co.	208,492	21,525
Construction & Engineering - 1.2%
EMCOR Group, Inc.	12,500	4,858
MDU Resources Group, Inc.	170,100	4,293
Willscot Mobile Mini Holdings (a)	451,198	17,791
		26,942
Electrical Equipment - 1.6%
Acuity Brands, Inc.	18,300	4,751
nVent Electric PLC	207,500	16,886
Regal Rexnord Corp.	87,633	13,105
		34,742
Ground Transportation - 2.1%
Landstar System, Inc.	117,411	21,372
XPO, Inc. (a)	247,000	26,424
		47,796
Machinery - 5.0%
Allison Transmission Holdings, Inc.	104,263	7,904
Chart Industries, Inc. (a)(b)	55,500	8,715
Crane Co.	127,800	19,052
Dover Corp.	57,900	10,643
ESAB Corp.	218,900	22,507
Flowserve Corp.	421,694	20,958
ITT, Inc.	168,987	22,455
		112,234
Marine Transportation - 1.1%
Kirby Corp. (a)	190,994	23,716
Professional Services - 2.4%
CACI International, Inc. Class A (a)	64,600	27,421
Dayforce, Inc. (a)(b)	17,500	866
KBR, Inc.	372,360	24,449
		52,736
Trading Companies & Distributors - 3.0%
Air Lease Corp. Class A (b)	279,600	13,320
Core & Main, Inc. (a)	210,500	12,116
Watsco, Inc.	37,400	17,761
WESCO International, Inc.	133,913	24,036
		67,233
TOTAL INDUSTRIALS		490,825
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.8%
Ciena Corp. (a)	186,046	8,962
Lumentum Holdings, Inc. (a)	216,400	9,413
		18,375
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	156,700	8,556
Cognex Corp.	64,371	2,930
Coherent Corp. (a)	94,500	5,392
Jabil, Inc.	45,200	5,374
		22,252
IT Services - 1.5%
Akamai Technologies, Inc. (a)	34,000	3,136
EPAM Systems, Inc. (a)	55,200	9,822
GoDaddy, Inc. (a)	13,200	1,843
Okta, Inc. (a)	95,700	8,487
Twilio, Inc. Class A (a)	171,500	9,844
		33,132
Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	125,400	14,383
Lattice Semiconductor Corp. (a)	223,800	16,615
SolarEdge Technologies, Inc. (a)	117,600	5,761
		36,759
Software - 4.3%
Bill Holdings, Inc. (a)	138,400	7,204
Blackbaud, Inc. (a)	102,200	7,965
BlackLine, Inc. (a)	152,700	7,287
Dynatrace, Inc. (a)	347,800	15,905
Elastic NV (a)	87,900	9,146
Five9, Inc. (a)	216,200	10,110
Gen Digital, Inc.	385,700	9,577
Pagaya Technologies Ltd. Class A (a)(b)	415,905	4,912
PTC, Inc. (a)	28,100	4,952
Tenable Holdings, Inc. (a)	241,218	10,177
Workiva, Inc. (a)	122,232	9,408
		96,643
TOTAL INFORMATION TECHNOLOGY		207,161
MATERIALS - 6.8%
Chemicals - 2.1%
Celanese Corp. Class A	49,400	7,511
OCI NV	316,900	8,691
RPM International, Inc.	145,200	16,277
Westlake Corp.	90,500	14,531
		47,010
Construction Materials - 0.9%
Eagle Materials, Inc.	85,000	19,753
Containers & Packaging - 0.7%
Aptargroup, Inc.	114,100	16,851
Metals & Mining - 2.3%
Alcoa Corp.	82,500	3,652
Cleveland-Cliffs, Inc. (a)(b)	604,700	10,449
Lundin Mining Corp.	1,234,000	14,187
Reliance, Inc.	76,300	22,950
		51,238
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	200,900	18,419
TOTAL MATERIALS		153,271
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.4%
American Homes 4 Rent Class A	147,500	5,316
CubeSmart	284,052	12,018
Douglas Emmett, Inc.	194,700	2,716
EastGroup Properties, Inc.	90,000	14,866
Equity Lifestyle Properties, Inc.	261,900	16,439
Essex Property Trust, Inc.	20,200	5,248
Four Corners Property Trust, Inc.	468,800	11,443
Lamar Advertising Co. Class A	86,100	10,169
NETSTREIT Corp. (b)	522,100	9,058
Postal Realty Trust, Inc. Class A (b)	759,830	10,167
Ryman Hospitality Properties, Inc.	26,200	2,753
SITE Centers Corp.	745,700	10,753
Tanger, Inc.	139,600	3,874
Terreno Realty Corp.	201,300	11,390
Ventas, Inc.	319,200	16,043
		142,253
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (a)	63,000	12,730
TOTAL REAL ESTATE		154,983
UTILITIES - 3.6%
Electric Utilities - 0.4%
Pinnacle West Capital Corp. (b)	53,700	4,235
Portland General Electric Co.	90,255	4,022
		8,257
Gas Utilities - 1.1%
National Fuel Gas Co.	106,847	6,107
Southwest Gas Holdings, Inc.	138,100	10,715
UGI Corp.	280,700	7,147
		23,969
Independent Power and Renewable Electricity Producers - 1.7%
Ormat Technologies, Inc.	60,600	4,569
Talen Energy Corp.	47,600	5,481
Vistra Corp.	294,095	29,139
		39,189
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	98,522	619
NorthWestern Energy Corp.	62,800	3,263
		3,882
Water Utilities - 0.2%
Essential Utilities, Inc.	120,215	4,536
TOTAL UTILITIES		79,833
TOTAL COMMON STOCKS (Cost $1,723,137)		2,174,855

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.33% 6/13/24 to 8/1/24 (e) (Cost $2,041)	2,050	2,042

Money Market Funds - 5.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	58,941,603	58,953
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	63,423,083	63,429
TOTAL MONEY MARKET FUNDS (Cost $122,381)		122,382

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,847,559)	2,299,279
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(67,042)
NET ASSETS - 100.0%	2,232,237

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	80	Jun 2024	23,935	(156)	(156)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $969,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,896	509,508	477,449	1,335	(1)	(1)	58,953	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	38,819	464,002	439,392	62	-	-	63,429	0.3%
Total	65,715	973,510	916,841	1,397	(1)	(1)	122,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,043	33,043	-	-
Consumer Discretionary	327,790	320,353	7,437	-
Consumer Staples	107,014	107,014	-	-
Energy	116,057	116,057	-	-
Financials	338,713	334,697	4,016	-
Health Care	166,165	166,165	-	-
Industrials	490,825	490,825	-	-
Information Technology	207,161	207,161	-	-
Materials	153,271	144,580	8,691	-
Real Estate	154,983	154,983	-	-
Utilities	79,833	79,833	-	-

U.S. Government and Government Agency Obligations	2,042	-	2,042	-

Money Market Funds	122,382	122,382	-	-
Total Investments in Securities:	2,299,279	2,277,093	22,186	-
Derivative Instruments: Liabilities
Futures Contracts	(156)	(156)	-	-
Total Liabilities	(156)	(156)	-	-
Total Derivative Instruments:	(156)	(156)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(156)
Total Equity Risk	0	(156)
Total Value of Derivatives	0	(156)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,689) - See accompanying schedule:
Unaffiliated issuers (cost $1,725,178)	$2,176,897
Fidelity Central Funds (cost $122,381)	122,382

Total Investment in Securities (cost $1,847,559)		$2,299,279
Cash		725
Receivable for fund shares sold		2,542
Dividends receivable		1,902
Distributions receivable from Fidelity Central Funds		275
Receivable for daily variation margin on futures contracts		275
Total assets		2,304,998
Liabilities
Payable for investments purchased	$5,454
Payable for fund shares redeemed	2,342
Accrued management fee	1,114
Distribution and service plan fees payable	352
Other payables and accrued expenses	70
Collateral on securities loaned	63,429
Total liabilities		72,761
Net Assets		$2,232,237
Net Assets consist of:
Paid in capital		$1,698,884
Total accumulated earnings (loss)		533,353
Net Assets		$2,232,237

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($674,772 ÷ 16,414 shares)(a)		$41.11
Maximum offering price per share (100/94.25 of $41.11)		$43.62
Class M :
Net Asset Value and redemption price per share ($469,782 ÷ 11,305 shares)(a)		$41.56
Maximum offering price per share (100/96.50 of $41.56)		$43.07
Class C :
Net Asset Value and offering price per share ($20,345 ÷ 575 shares)(a)(b)		$35.36
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value, offering price and redemption price per share ($360,892 ÷ 8,176 shares)		$44.14
Class I :
Net Asset Value, offering price and redemption price per share ($432,557 ÷ 9,769 shares)		$44.28
Class Z :
Net Asset Value, offering price and redemption price per share ($273,889 ÷ 6,196 shares)(b)		$44.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$13,297
Interest		56
Income from Fidelity Central Funds (including $62 from security lending)		1,397
Total income		14,750
Expenses
Management fee
Basic fee	$6,299
Performance adjustment	(378)
Transfer agent fees	824
Distribution and service plan fees	2,082
Accounting fees	139
Custodian fees and expenses	19
Independent trustees' fees and expenses	5
Registration fees	79
Audit	30
Legal	4
Interest	8
Miscellaneous	25
Total expenses before reductions	9,136
Expense reductions	(93)
Total expenses after reductions		9,043
Net Investment income (loss)		5,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	61,245
Redemptions in-kind	17,089
Fidelity Central Funds	(1)
Foreign currency transactions	15
Futures contracts	6,024
Total net realized gain (loss)		84,372
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	234,316
Assets and liabilities in foreign currencies	1
Futures contracts	(142)
Total change in net unrealized appreciation (depreciation)		234,175
Net gain (loss)		318,547
Net increase (decrease) in net assets resulting from operations		$324,254
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,707	$15,131
Net realized gain (loss)	84,372	(420)
Change in net unrealized appreciation (depreciation)	234,175	23,136
Net increase (decrease) in net assets resulting from operations	324,254	37,847
Distributions to shareholders	(13,139)	(176,342)

Share transactions - net increase (decrease)	11,584	(44,418)
Total increase (decrease) in net assets	322,699	(182,913)

Net Assets
Beginning of period	1,909,538	2,092,451
End of period	$2,232,237	$1,909,538

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.44	$38.19	$45.46	$37.74	$36.07	$39.28
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.20	.20	.30 C	.25
Net realized and unrealized gain (loss)	5.82	.35	(1.76)	8.40	2.85	2.80 D
Total from investment operations	5.91	.61	(1.56)	8.60	3.15	3.05
Distributions from net investment income	(.24)	(.18)	(.21)	(.35)	(.21)	(.25)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)	(6.01)
Total distributions	(.24)	(3.36)	(5.71)	(.88) E	(1.48)	(6.26)
Net asset value, end of period	$41.11	$35.44	$38.19	$45.46	$37.74	$36.07
Total Return F,G,H	16.70%	2.23%	(4.66)%	23.19%	8.99%	12.13% D
Ratios to Average Net Assets B,I,J
Expenses before reductions	.94% K	.96%	.97%	1.05%	1.14%	1.14%
Expenses net of fee waivers, if any	.93 % K	.96%	.97%	1.05%	1.14%	1.14%
Expenses net of all reductions	.93% K	.96%	.97%	1.05%	1.13%	1.14%
Net investment income (loss)	.47% K	.73%	.52%	.45%	.94% C	.75%
Supplemental Data
Net assets, end of period (in millions)	$675	$603	$654	$736	$626	$623
Portfolio turnover rate L	53 % K,M	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.95%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.78	$38.50	$45.77	$37.99	$36.30	$39.43
Income from Investment Operations
Net investment income (loss) A,B	.05	.17	.11	.09	.22 C	.17
Net realized and unrealized gain (loss)	5.87	.37	(1.80)	8.48	2.86	2.85 D
Total from investment operations	5.92	.54	(1.69)	8.57	3.08	3.02
Distributions from net investment income	(.14)	(.08)	(.09)	(.25)	(.12)	(.14)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)	(6.01)
Total distributions	(.14)	(3.26)	(5.58) E	(.79)	(1.39)	(6.15)
Net asset value, end of period	$41.56	$35.78	$38.50	$45.77	$37.99	$36.30
Total Return F,G,H	16.57%	1.99%	(4.90)%	22.91%	8.71%	11.88% D
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.18% K	1.21%	1.22%	1.29%	1.38%	1.38%
Expenses net of fee waivers, if any	1.17 % K	1.20%	1.21%	1.29%	1.38%	1.38%
Expenses net of all reductions	1.17% K	1.20%	1.21%	1.29%	1.37%	1.38%
Net investment income (loss)	.23% K	.49%	.27%	.20%	.70% C	.51%
Supplemental Data
Net assets, end of period (in millions)	$470	$429	$464	$552	$496	$544
Portfolio turnover rate L	53 % K,M	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 11.70%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.42	$33.33	$40.31	$33.58	$32.15	$35.67
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.02)	(.09)	(.14)	.04 C	(.01)
Net realized and unrealized gain (loss)	4.99	.29	(1.53)	7.51	2.50	2.46 D
Total from investment operations	4.94	.27	(1.62)	7.37	2.54	2.45
Distributions from net investment income	-	-	-	(.10)	-	-
Distributions from net realized gain	-	(3.18)	(5.36)	(.54)	(1.11)	(5.97)
Total distributions	-	(3.18)	(5.36)	(.64)	(1.11)	(5.97)
Net asset value, end of period	$35.36	$30.42	$33.33	$40.31	$33.58	$32.15
Total Return E,F,G	16.24%	1.44%	(5.41)%	22.25%	8.10%	11.27% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J	1.76%	1.77%	1.84%	1.93%	1.93%
Expenses net of fee waivers, if any	1.69 % J	1.75%	1.76%	1.84%	1.93%	1.93%
Expenses net of all reductions	1.69% J	1.75%	1.76%	1.84%	1.92%	1.93%
Net investment income (loss)	(.29)% J	(.07)%	(.28)%	(.35)%	.15% C	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$20	$19	$22	$27	$30	$35
Portfolio turnover rate K	53 % J,L	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 11.09%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.07	$40.76	$48.16	$39.90	$38.00	$41.00
Income from Investment Operations
Net investment income (loss) A,B	.16	.37	.32	.34	.40 C	.34
Net realized and unrealized gain (loss)	6.23	.40	(1.90)	8.88	3.01	2.99 D
Total from investment operations	6.39	.77	(1.58)	9.22	3.41	3.33
Distributions from net investment income	(.32)	(.27)	(.33)	(.42)	(.24)	(.32)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)	(6.01)
Total distributions	(.32)	(3.46) E	(5.82) E	(.96)	(1.51)	(6.33)
Net asset value, end of period	$44.14	$38.07	$40.76	$48.16	$39.90	$38.00
Total Return F,G	16.84%	2.52%	(4.43)%	23.52%	9.24%	12.38% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	.66% J	.71%	.72%	.79%	.89%	.94%
Expenses net of fee waivers, if any	.65 % J	.71%	.72%	.79%	.89%	.94%
Expenses net of all reductions	.65% J	.71%	.72%	.79%	.88%	.94%
Net investment income (loss)	.74% J	.98%	.77%	.71%	1.19% C	.95%
Supplemental Data
Net assets, end of period (in millions)	$361	$327	$349	$395	$342	$362
Portfolio turnover rate K	53 % J,L	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.20%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.19	$40.88	$48.29	$40.01	$38.15	$41.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.36	.31	.33	.40 C	.35
Net realized and unrealized gain (loss)	6.26	.40	(1.90)	8.91	3.02	3.01 D
Total from investment operations	6.41	.76	(1.59)	9.24	3.42	3.36
Distributions from net investment income	(.32)	(.27)	(.32)	(.42)	(.29)	(.31)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)	(6.01)
Total distributions	(.32)	(3.45)	(5.82)	(.96)	(1.56)	(6.32)
Net asset value, end of period	$44.28	$38.19	$40.88	$48.29	$40.01	$38.15
Total Return E,F	16.82%	2.49%	(4.45)%	23.50%	9.23%	12.41% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.73%	.74%	.82%	.90%	.91%
Expenses net of fee waivers, if any	.69 % I	.72%	.74%	.81%	.90%	.91%
Expenses net of all reductions	.69% I	.72%	.74%	.81%	.89%	.91%
Net investment income (loss)	.70% I	.96%	.75%	.68%	1.18% C	.98%
Supplemental Data
Net assets, end of period (in millions)	$433	$341	$386	$413	$293	$312
Portfolio turnover rate J	53 % I,K	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.23%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.15	$40.86	$48.26	$39.97	$38.12	$41.15
Income from Investment Operations
Net investment income (loss) A,B	.18	.42	.36	.38	.44 C	.41
Net realized and unrealized gain (loss)	6.26	.38	(1.88)	8.92	3.03	2.99 D
Total from investment operations	6.44	.80	(1.52)	9.30	3.47	3.40
Distributions from net investment income	(.38)	(.33)	(.38)	(.47)	(.35)	(.42)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)	(6.01)
Total distributions	(.38)	(3.51)	(5.88)	(1.01)	(1.62)	(6.43)
Net asset value, end of period	$44.21	$38.15	$40.86	$48.26	$39.97	$38.12
Total Return E,F	16.93%	2.63%	(4.30)%	23.69%	9.39%	12.59% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.54% I	.58%	.59%	.67%	.75%	.75%
Expenses net of fee waivers, if any	.53 % I	.57%	.59%	.67%	.75%	.75%
Expenses net of all reductions	.53% I	.57%	.59%	.67%	.73%	.75%
Net investment income (loss)	.86% I	1.11%	.90%	.82%	1.33% C	1.14%
Supplemental Data
Net assets, end of period (in millions)	$274	$191	$217	$67	$150	$245
Portfolio turnover rate J	53 % I,K	44%	64%	43%	86%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 12.41%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$545,535
Gross unrealized depreciation	(95,687)
Net unrealized appreciation (depreciation)	$449,848
Tax cost	$1,849,275

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,206)
Long-term	(-)
Total capital loss carryforward	$(2,206)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	591,481	540,814

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,305	17,089	53,979
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Stock Selector Mid Cap Fund	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Stock Selector Mid Cap Fund	.65
Class I	.69
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Stock Selector Mid Cap Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.04)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	823	7
Class M	.25%	.25%	1,158	6
Class C	.75%	.25%	101	10
			2,082	23

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	23
Class M	3
Class CA	-B
26
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1710
Class M	.1648
Class C	.2000
Fidelity Stock Selector Mid Cap Fund	.1652
Class I	.1868

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	278.17
Class M	189.17
Class C	10.20
Fidelity Stock Selector Mid Cap Fund	143.17
Class I	181.19
Class Z	23.04
	824

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.0268

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Stock Selector Mid Cap Fund	Borrower	51,709	5.57%	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Stock Selector Mid Cap Fund	67,460	27,793	489
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Stock Selector Mid Cap Fund	6	1	-
9. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$-A

A Amount represents less than five hundred dollars.

In addition, during the period, the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $93.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$3,990	$56,107
Class M	1,689	39,007
Class C	-	2,087
Fidelity Stock Selector Mid Cap Fund	2,725	29,748
Class I	2,799	32,276
Class Z	1,936	17,117
Total	$13,139	$176,342
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	341	965	$13,424	$33,647
Reinvestment of distributions	96	1,583	3,714	52,298
Shares redeemed	(1,037)	(2,666)	(40,744)	(93,885)
Net increase (decrease)	(600)	(118)	$(23,606)	$(7,940)
Class M
Shares sold	301	696	$11,922	$24,702
Reinvestment of distributions	42	1,139	1,643	38,061
Shares redeemed	(1,022)	(1,907)	(40,570)	(67,682)
Net increase (decrease)	(679)	(72)	$(27,005)	$(4,919)
Class C
Shares sold	37	78	$1,260	$2,379
Reinvestment of distributions	-	73	-	2,083
Shares redeemed	(82)	(192)	(2,763)	(5,778)
Net increase (decrease)	(45)	(41)	$(1,503)	$(1,316)
Fidelity Stock Selector Mid Cap Fund
Shares sold	388	857	$16,400	$32,477
Reinvestment of distributions	62	800	2,573	28,328
Shares redeemed	(851)	(1,654)	(35,668)	(61,906)
Net increase (decrease)	(401)	3	$(16,695)	$(1,101)
Class I
Shares sold	3,022	1,283	$123,526	$48,524
Reinvestment of distributions	62	881	2,573	31,280
Shares redeemed	(2,241)	(2,678)	(93,754)	(100,697)
Net increase (decrease)	843	(514)	$32,345	$(20,893)
Class Z
Shares sold	4,628	2,610	$198,261	$99,830
Reinvestment of distributions	40	461	1,665	16,346
Shares redeemed	(3,489)	(3,356)	(151,878)	(124,425)
Net increase (decrease)	1,179	(285)	$48,048	$(8,249)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Stock Selector Mid Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Stock Selector Mid Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704677.126
MC-SANN-0724
Fidelity Advisor® Series Growth Opportunities Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Growth Opportunities Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 22.0%
Entertainment - 5.6%
Netflix, Inc. (a)	19,900	12,768,238
Roku, Inc. Class A (a)	374,996	21,524,770
Sea Ltd. ADR (a)	228,940	15,458,029
		49,751,037
Interactive Media & Services - 14.4%
Alphabet, Inc.:
Class A	98,200	16,939,500
Class C	249,460	43,396,062
Epic Games, Inc. (a)(b)(c)	2,200	1,320,000
Meta Platforms, Inc. Class A	124,189	57,975,151
Reddit, Inc. Class A	2,400	130,176
Snap, Inc. Class A (a)	191,200	2,871,824
Zoominfo Technologies, Inc. (a)	390,782	4,798,803
		127,431,516
Media - 0.3%
Magnite, Inc. (a)	187,102	2,308,839
The Trade Desk, Inc. (a)	2,300	213,394
		2,522,233
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	84,524	14,788,319
TOTAL COMMUNICATION SERVICES		194,493,105
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	77,208	2,409
Rad Power Bikes, Inc. (a)(b)(c)	13,874	6,105
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	18,888	42,687
Rivian Automotive, Inc. (a)	1,000	10,920
Tesla, Inc. (a)	260	46,301
		108,422
Broadline Retail - 5.7%
Amazon.com, Inc. (a)	281,280	49,629,043
Lenskart Solutions Pvt Ltd. (a)(b)(c)	12,926	356,218
		49,985,261
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)	300	938,856
Domino's Pizza, Inc.	4,900	2,492,042
Hilton Worldwide Holdings, Inc.	14,900	2,988,940
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	1,133	11
Stage 2 rights (a)(c)	1,132	0
Stage 3 rights (a)(c)	1,132	0
Stage 4 rights (a)(c)	1,132	0
Stage 5:
rights (a)(c)	1,132	0
rights (a)(c)	1,132	0
		6,419,849
Specialty Retail - 2.5%
Carvana Co. Class A (a)	78,500	7,848,430
Floor & Decor Holdings, Inc. Class A (a)(d)	49,900	5,831,314
Lowe's Companies, Inc.	34,000	7,523,860
Wayfair LLC Class A (a)	21,586	1,284,151
		22,487,755
Textiles, Apparel & Luxury Goods - 1.0%
Bombas LLC (b)(c)	174,908	398,790
Hermes International SCA	100	237,362
lululemon athletica, Inc. (a)	7,301	2,277,839
LVMH Moet Hennessy Louis Vuitton SE	7,100	5,678,183
		8,592,174
TOTAL CONSUMER DISCRETIONARY		87,593,461
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	37,100	3,267,397
Food Products - 0.0%
Bowery Farming, Inc. (c)	21,190	424
Bowery Farming, Inc. warrants (a)(b)(c)	7,445	149
		573
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	709	759
TOTAL CONSUMER STAPLES		3,268,729
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp.	17,200	954,772
FINANCIALS - 3.7%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	244,400	987,223
Capital Markets - 1.2%
Coinbase Global, Inc. (a)	25,200	5,693,184
LPL Financial	17,300	4,951,433
		10,644,617
Financial Services - 2.4%
Apollo Global Management, Inc.	7,700	894,432
Block, Inc. Class A (a)	39,879	2,555,446
Dlocal Ltd. (a)	44,356	405,857
Global Payments, Inc.	29,800	3,035,130
Marqeta, Inc. Class A (a)	838,488	4,460,756
Visa, Inc. Class A	35,126	9,570,430
		20,922,051
Insurance - 0.0%
Progressive Corp.	400	84,472
TOTAL FINANCIALS		32,638,363
HEALTH CARE - 8.6%
Biotechnology - 1.5%
AbbVie, Inc.	500	80,620
Alnylam Pharmaceuticals, Inc. (a)	5,263	781,187
ALX Oncology Holdings, Inc. (a)	35,600	378,428
Argenx SE ADR (a)	3,290	1,220,656
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,096,472
Cytokinetics, Inc. (a)	36,541	1,772,604
Keros Therapeutics, Inc. (a)	10,100	473,387
Moderna, Inc. (a)	17,400	2,480,370
Nuvalent, Inc. Class A (a)	14,400	944,928
Regeneron Pharmaceuticals, Inc. (a)	800	784,128
Vaxcyte, Inc. (a)	46,702	3,281,750
Zentalis Pharmaceuticals, Inc. (a)	35,100	416,988
		13,711,518
Health Care Equipment & Supplies - 2.4%
Blink Health LLC Series A1 (a)(b)(c)	1,597	65,940
Boston Scientific Corp. (a)	191,401	14,464,174
Penumbra, Inc. (a)	15,495	2,935,838
TransMedics Group, Inc. (a)	31,999	4,364,664
		21,830,616
Health Care Providers & Services - 1.8%
agilon health, Inc. (a)	673,683	4,244,203
UnitedHealth Group, Inc.	23,291	11,537,663
		15,781,866
Life Sciences Tools & Services - 0.6%
Danaher Corp.	9,497	2,438,830
Thermo Fisher Scientific, Inc.	4,700	2,669,506
		5,108,336
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	2,900	226,258
Eli Lilly & Co.	20,600	16,899,004
Merck & Co., Inc.	15,000	1,883,100
Novo Nordisk A/S Series B	6,100	826,478
Structure Therapeutics, Inc. ADR (a)	10,900	372,780
		20,207,620
TOTAL HEALTH CARE		76,639,956
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)	300	84,501
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,000	291,000
		375,501
Building Products - 1.0%
Builders FirstSource, Inc. (a)	55,800	8,972,082
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	160,800	2,870,280
Construction & Engineering - 0.0%
Fluor Corp. (a)	2,200	95,480
Electrical Equipment - 1.2%
Eaton Corp. PLC	4,200	1,397,970
Nextracker, Inc. Class A (a)	79,708	4,397,490
Vertiv Holdings Co.	47,000	4,609,290
		10,404,750
Ground Transportation - 3.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	152	0
Stage 2 rights (a)(c)	152	0
Stage 3 rights (a)(c)	152	0
Lyft, Inc. (a)	330,410	5,157,700
Uber Technologies, Inc. (a)	331,576	21,406,547
		26,564,247
Machinery - 0.0%
Symbotic, Inc. (a)(d)	7,900	312,603
TOTAL INDUSTRIALS		49,594,943
INFORMATION TECHNOLOGY - 47.0%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	8,100	2,410,965
Electronic Equipment, Instruments & Components - 2.1%
Celestica, Inc. (a)	8,600	480,912
Flex Ltd. (a)	551,990	18,287,429
Jabil, Inc.	1,587	188,694
		18,957,035
IT Services - 0.6%
EPAM Systems, Inc. (a)	8,000	1,423,440
MongoDB, Inc. Class A (a)	15,100	3,564,506
		4,987,946
Semiconductors & Semiconductor Equipment - 24.3%
Advanced Micro Devices, Inc. (a)	51,100	8,528,590
Analog Devices, Inc.	400	93,796
Applied Materials, Inc.	12,666	2,724,203
Arm Holdings Ltd. ADR	100	12,052
ASML Holding NV (Netherlands)	200	191,354
Astera Labs, Inc.	6,700	432,418
Broadcom, Inc.	9,700	12,886,935
First Solar, Inc. (a)	25,500	6,929,880
Marvell Technology, Inc.	201,677	13,877,394
Micron Technology, Inc.	18,000	2,250,000
NVIDIA Corp.	109,476	120,021,820
NXP Semiconductors NV	66,428	18,075,059
ON Semiconductor Corp. (a)	219,842	16,057,260
Qualcomm, Inc.	9,800	1,999,690
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	73,000	11,025,920
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	1,910	3,514
		215,109,885
Software - 13.7%
Cadence Design Systems, Inc. (a)	600	171,786
Convoy, Inc. warrants (a)(b)(c)	6,152	0
CoreWeave, Inc. (c)	433	337,329
Datadog, Inc. Class A (a)	33,300	3,668,994
HubSpot, Inc. (a)	3,574	2,183,893
Intapp, Inc. (a)	96,379	3,460,006
Microsoft Corp.	229,983	95,472,843
Oracle Corp.	63,400	7,429,846
Salesforce, Inc.	16,279	3,816,449
Samsara, Inc. (a)	20,100	681,993
ServiceNow, Inc. (a)	6,368	4,183,330
Stripe, Inc. Class B (a)(b)(c)	2,500	65,000
Synopsys, Inc. (a)	600	336,480
		121,807,949
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	237,213	45,604,199
Dell Technologies, Inc.	41,300	5,763,828
Pure Storage, Inc. Class A (a)	29,200	1,760,468
		53,128,495
TOTAL INFORMATION TECHNOLOGY		416,402,275
TOTAL COMMON STOCKS (Cost $411,289,633)		861,585,604

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	1,102,671

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	1,809	796
Series C(a)(b)(c)	7,117	5,195
Series D(a)(b)(c)	12,697	13,459
		19,450
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	2,400	81,576

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(b)(c)	70,175	75,087
Series D(a)(b)(c)	938	1,004
		76,091
TOTAL CONSUMER STAPLES		157,667

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	5,401	161,598
Tenstorrent Holdings, Inc. Series C1 (b)(c)	2,264	141,998
		303,596
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	15,631	645,404

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	5,837	229,978

TOTAL HEALTH CARE		875,382

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	36,263	803,225
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,290	3,191,300
Series N(a)(b)(c)	2,559	2,482,230
		6,476,755
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	15,188	1,677,363

TOTAL INDUSTRIALS		8,154,118

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	12,100	94,259
Enevate Corp. Series E (a)(b)(c)	285,844	211,525
VAST Data Ltd.:
Series A(b)(c)	2,512	45,216
Series A1(b)(c)	6,183	111,294
Series A2(b)(c)	7,112	128,016
Series B(b)(c)	5,659	101,862
Series C(b)(c)	165	2,970
Series E(b)(c)	5,408	97,344
		792,486
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	19,716	91,088
Series F(a)(b)(c)	13,160	76,986
		168,074
Semiconductors & Semiconductor Equipment - 0.1%
Sima Technologies, Inc.:
Series B(a)(b)(c)	40,700	273,097
Series B1(a)(b)(c)	5,810	44,679
Xsight Labs Ltd.:
Series D(a)(b)(c)	17,400	89,436
Series D1(b)(c)	6,366	47,045
		454,257
Software - 0.2%
Anthropic PBC Series D (b)(c)	2,890	86,713
Convoy, Inc. Series D (a)(b)(c)	93,888	1
CoreWeave, Inc. Series C (b)(c)	28	21,813
Databricks, Inc.:
Series G(a)(b)(c)	6,600	518,958
Series I(b)(c)	104	8,178
Moloco, Inc. Series A (b)(c)	11,676	636,692
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	347,390
Stripe, Inc. Series H (a)(b)(c)	5,729	148,954
		1,768,699
TOTAL INFORMATION TECHNOLOGY		3,183,516

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	517,690

TOTAL CONVERTIBLE PREFERRED STOCKS		14,314,090
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	43,293
Waymo LLC Series A2 (a)(b)(c)	2,896	174,194
		217,487
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(b)(c)	53,240	1,592,941

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	169,871

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,980,299
TOTAL PREFERRED STOCKS (Cost $13,419,811)		16,294,389

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	47,700	61,590
4% 6/12/27 (b)(c)	13,100	16,915
6.5% 10/29/26 (b)(c)(f)	424,512	452,148
		530,653
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	40,971	0
TOTAL CONVERTIBLE BONDS (Cost $526,283)		530,653

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	18,888	34,326
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(g)	14,864	16,314
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	42,288	43,439
TOTAL INFORMATION TECHNOLOGY		59,753
TOTAL PREFERRED SECURITIES (Cost $76,040)		94,079

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	2,859,066	2,859,638
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	5,505,973	5,506,523
TOTAL MONEY MARKET FUNDS (Cost $8,366,161)		8,366,161

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $433,677,928)	886,870,886
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,711,143)
NET ASSETS - 100.0%	885,159,743

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,458,915 or 2.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Anthropic PBC Series D	5/31/24	86,713

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20	43,263

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Circle Internet Financial Ltd. Series E	5/11/21	864,100

Circle Internet Financial Ltd. Series F	5/09/22	227,598

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

CoreWeave, Inc. Series C	5/17/24	21,813

Databricks, Inc. Series G	2/01/21	390,209

Databricks, Inc. Series I	9/14/23	7,644

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Enevate Corp. 6%	11/02/23	14,864

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	356,216

Moloco, Inc. Series A	6/26/23	700,560

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	424,512

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	18,888

Relativity Space, Inc. Series E	5/27/21	828,069

Sima Technologies, Inc. Series B	5/10/21	208,685

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	41,198

Sima Technologies, Inc. 10% 12/31/27	4/08/24	42,288

Space Exploration Technologies Corp. Class A	2/16/21	125,997

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent Holdings, Inc. Series C1	4/23/21	134,645

VAST Data Ltd. Series A	11/28/23	27,632

VAST Data Ltd. Series A1	11/28/23	68,013

VAST Data Ltd. Series A2	11/28/23	78,232

VAST Data Ltd. Series B	11/28/23	62,249

VAST Data Ltd. Series C	11/28/23	1,815

VAST Data Ltd. Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	139,130

Xsight Labs Ltd. Series D1	1/11/24	50,903

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,935	72,041,533	70,468,824	51,115	(6)	-	2,859,638	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,523,731	87,120,668	94,137,876	10,658	-	-	5,506,523	0.0%
Total	13,810,666	159,162,201	164,606,700	61,773	(6)	-	8,366,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	195,595,776	193,173,105	-	2,422,671
Consumer Discretionary	87,830,398	80,871,696	5,915,545	1,043,157
Consumer Staples	3,426,396	3,267,397	-	158,999
Energy	954,772	954,772	-	-
Financials	34,534,900	31,651,140	-	2,883,760
Health Care	77,515,338	75,747,538	826,478	941,322
Industrials	57,749,061	49,303,943	-	8,445,118
Information Technology	419,755,662	415,805,078	191,354	3,759,230
Materials	517,690	-	-	517,690

Corporate Bonds	530,653	-	-	530,653

Preferred Securities	94,079	-	-	94,079

Money Market Funds	8,366,161	8,366,161	-	-
Total Investments in Securities:	886,870,886	859,140,830	6,933,377	20,796,679

Net Unrealized Appreciation on Unfunded Commitments	2,075	-	-	2,075
Total	2,075	-	-	2,075
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$18,811,659
Net Realized Gain (Loss) on Investment Securities	(20,740)
Net Unrealized Gain (Loss) on Investment Securities	1,420,740
Cost of Purchases	590,323
Proceeds of Sales	(5,303)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$20,796,679
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$1,420,314

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,502,369) - See accompanying schedule:
Unaffiliated issuers (cost $425,311,767)	$878,504,725
Fidelity Central Funds (cost $8,366,161)	8,366,161

Total Investment in Securities (cost $433,677,928)		$886,870,886
Cash		6,504
Foreign currency held at value (cost $139)		139
Receivable for investments sold		34,227,107
Unrealized appreciation on unfunded commitments		2,075
Receivable for fund shares sold		543
Dividends receivable		332,531
Interest receivable		19,519
Distributions receivable from Fidelity Central Funds		8,244
Receivable from investment adviser for expense reductions		2,422
Other receivables		21,027
Total assets		921,490,997
Liabilities
Payable for investments purchased	$2,662,436
Payable for fund shares redeemed	28,124,559
Other payables and accrued expenses	36,684
Collateral on securities loaned	5,507,575
Total liabilities		36,331,254
Commitments and contingent liabilities (see Commitments note)
Net Assets		$885,159,743
Net Assets consist of:
Paid in capital		$416,552,682
Total accumulated earnings (loss)		468,607,061
Net Assets		$885,159,743
Net Asset Value, offering price and redemption price per share ($885,159,743 ÷ 58,556,718 shares)		$15.12
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$1,494,760
Interest		15,983
Income from Fidelity Central Funds (including $10,658 from security lending)		61,773
Total income		1,572,516
Expenses
Custodian fees and expenses	$21,446
Independent trustees' fees and expenses	1,869
Legal	102
Interest	22,908
Miscellaneous	25
Total expenses before reductions	46,350
Expense reductions	(8,679)
Total expenses after reductions		37,671
Net Investment income (loss)		1,534,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	61,280,931
Fidelity Central Funds	(6)
Foreign currency transactions	22,930
Total net realized gain (loss)		61,303,855
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	126,575,876
Unfunded commitments	2,075
Assets and liabilities in foreign currencies	(60)
Total change in net unrealized appreciation (depreciation)		126,577,891
Net gain (loss)		187,881,746
Net increase (decrease) in net assets resulting from operations		$189,416,591
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,534,845	$3,354,851
Net realized gain (loss)	61,303,855	3,148,109
Change in net unrealized appreciation (depreciation)	126,577,891	173,578,002
Net increase (decrease) in net assets resulting from operations	189,416,591	180,080,962
Distributions to shareholders	(2,668,623)	(3,392,612)

Share transactions
Proceeds from sales of shares	49,612,355	164,000,171
Reinvestment of distributions	2,668,345	3,392,612
Cost of shares redeemed	(126,583,694)	(275,043,180)

Net increase (decrease) in net assets resulting from share transactions	(74,302,994)	(107,650,397)
Total increase (decrease) in net assets	112,444,974	69,037,953

Net Assets
Beginning of period	772,714,769	703,676,816
End of period	$885,159,743	$772,714,769

Other Information
Shares
Sold	3,574,243	15,984,865
Issued in reinvestment of distributions	213,810	364,014
Redeemed	(9,080,030)	(25,592,405)
Net increase (decrease)	(5,291,977)	(9,243,526)

Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$9.63	$18.67	$20.55	$16.27	$15.46
Income from Investment Operations
Net investment income (loss) A,B	.02	.05	.06	.06	.08	.11 C
Net realized and unrealized gain (loss)	3.04	2.47	(4.79)	3.39	7.91	3.56
Total from investment operations	3.06	2.52	(4.73)	3.45	7.99	3.67
Distributions from net investment income	(.04)	(.05)	(.06)	(.11)	(.13)	(.11)
Distributions from net realized gain	-	-	(4.25)	(5.22)	(3.59)	(2.75)
Total distributions	(.04)	(.05)	(4.31)	(5.33)	(3.71) D	(2.86)
Net asset value, end of period	$15.12	$12.10	$9.63	$18.67	$20.55	$16.27
Total Return E,F	25.38%	26.28%	(32.42)%	21.11%	63.04%	32.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I,J	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % I,J	.01%	-% K	-% K	.01%	.01%
Expenses net of all reductions	.01% I,J	.01%	-% K	-% K	.01%	.01%
Net investment income (loss)	.36% I,J	.47%	.57%	.35%	.54%	.77% C
Supplemental Data
Net assets, end of period (000 omitted)	$885,160	$772,715	$703,677	$776,073	$713,285	$647,544
Portfolio turnover rate L	60 % I	69%	97%	84%	78%	78% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .62%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$20,171,947	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $26.37	Increase
			Discount rate	40.0%	Decrease
			Premium rate	35.0% - 65.0% / 44.3%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 23.0 / 6.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.6 - 21.3 / 19.2	Increase
			Enterprise value/Net income multiple (EV/NI)	16.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	28.9%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.1% - 5.2% / 4.6%	Increase
			Volatility	50.0% - 100.0% / 74.9%	Increase
			Term	1.0 - 5.0 / 3.7	Increase
Corporate Bonds	$530,653	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	5.3%	Increase
			Volatility	75.0%	Decrease
			Term	0.8	Increase
Preferred Securities	$94,079	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.2%	Decrease
			Probability rate	0.0% - 60.0% / 36.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7	Increase
		Black scholes	Discount rate	4.8% - 5.5% / 5.1%	Increase
			Volatility	50.0% - 100.0% / 62.4%	Increase
			Term	0.4 - 2.1 / 1.4	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$475,821,567
Gross unrealized depreciation	(25,795,227)
Net unrealized appreciation (depreciation)	$450,026,340
Tax cost	$436,844,546

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(40,877,779)
Long-term	-
Total capital loss carryforward	$(40,877,779)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Series Growth Opportunities Fund	JUUL Labs, Inc. Class A	848,583	2,075

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	253,082,301	334,336,236

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	3,798

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Growth Opportunities Fund	Borrower	16,438,222	5.57%	22,908

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Series Growth Opportunities Fund	11,147,794	17,134,118	1,058,236

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Growth Opportunities Fund	1,128	233	-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $8,679.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Series Growth Opportunities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR H.K. and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Growth Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.967933.110
AXS3-SANN-0724
Fidelity Advisor® Growth & Income Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Growth & Income Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	100,200	3,660
Verizon Communications, Inc.	54,309	2,235
		5,895
Entertainment - 1.2%
The Walt Disney Co.	49,700	5,164
Universal Music Group NV	208,700	6,504
Universal Music Group NV rights (b)(c)	208,700	61
Warner Music Group Corp. Class A	54,300	1,617
		13,346
Interactive Media & Services - 0.4%
Meta Platforms, Inc. Class A	9,400	4,388
Media - 1.9%
Comcast Corp. Class A	443,658	17,760
Interpublic Group of Companies, Inc.	149,300	4,684
		22,444
TOTAL COMMUNICATION SERVICES		46,073
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.	450	1,699
Churchill Downs, Inc.	9,200	1,191
Domino's Pizza, Inc.	4,600	2,339
Marriott International, Inc. Class A	12,600	2,913
Starbucks Corp.	34,000	2,727
		10,869
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	11,400	939
Whirlpool Corp. (d)	9,400	874
		1,813
Specialty Retail - 0.7%
Lowe's Companies, Inc.	38,957	8,621
Textiles, Apparel & Luxury Goods - 0.4%
Compagnie Financiere Richemont SA Series A	5,799	933
NIKE, Inc. Class B	18,900	1,796
Puma AG	32,044	1,664
		4,393
TOTAL CONSUMER DISCRETIONARY		25,696
CONSUMER STAPLES - 6.0%
Beverages - 2.4%
Davide Campari Milano NV	33,700	338
Diageo PLC sponsored ADR	31,300	4,228
Keurig Dr. Pepper, Inc.	277,400	9,501
Pernod Ricard SA	14,600	2,186
Remy Cointreau SA	4,544	425
The Coca-Cola Co.	175,184	11,024
		27,702
Consumer Staples Distribution & Retail - 1.3%
Sysco Corp.	72,200	5,258
Target Corp.	26,500	4,138
Walmart, Inc.	87,700	5,767
		15,163
Household Products - 0.1%
Colgate-Palmolive Co.	6,800	632
Procter & Gamble Co.	7,900	1,300
		1,932
Personal Care Products - 1.7%
Estee Lauder Companies, Inc. Class A	25,100	3,096
Haleon PLC ADR	897,409	7,574
Kenvue, Inc.	446,407	8,616
		19,286
Tobacco - 0.5%
Altria Group, Inc.	59,420	2,748
British American Tobacco PLC sponsored ADR	34,500	1,071
Philip Morris International, Inc.	17,600	1,784
		5,603
TOTAL CONSUMER STAPLES		69,686
ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
Enterprise Products Partners LP	23,300	664
Exxon Mobil Corp. (e)	716,486	84,015
Galp Energia SGPS SA Class B	80,800	1,699
Imperial Oil Ltd. (d)	222,400	15,714
Shell PLC ADR	184,600	13,435
		115,527
FINANCIALS - 18.9%
Banks - 12.6%
Bank of America Corp. (e)	829,042	33,153
HDFC Bank Ltd. sponsored ADR	21,700	1,256
JPMorgan Chase & Co.	62,943	12,754
M&T Bank Corp.	41,100	6,231
PNC Financial Services Group, Inc.	88,316	13,900
U.S. Bancorp	276,230	11,201
Wells Fargo & Co. (e)	1,120,950	67,167
		145,662
Capital Markets - 2.4%
3i Group PLC	57,700	2,126
Brookfield Corp. Class A	72,301	3,144
Charles Schwab Corp.	6,600	484
Intercontinental Exchange, Inc.	1,100	147
KKR & Co. LP	60,713	6,244
Moody's Corp.	2,700	1,072
Morgan Stanley	24,330	2,380
MSCI, Inc.	700	347
Northern Trust Corp.	107,637	9,067
Raymond James Financial, Inc.	23,250	2,854
		27,865
Financial Services - 2.7%
Edenred SA	37,609	1,755
Fidelity National Information Services, Inc.	20,700	1,571
Global Payments, Inc.	22,900	2,332
MasterCard, Inc. Class A	7,500	3,353
Visa, Inc. Class A	80,840	22,026
		31,037
Insurance - 1.2%
American Financial Group, Inc.	4,500	585
Arthur J. Gallagher & Co.	14,400	3,648
Brookfield Reinsurance Ltd. (d)	172	7
Chubb Ltd.	12,100	3,277
Marsh & McLennan Companies, Inc.	17,766	3,688
Prudential PLC	76,322	731
The Travelers Companies, Inc.	8,000	1,726
		13,662
TOTAL FINANCIALS		218,226
HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	19,700	2,013
Becton, Dickinson & Co.	14,593	3,385
Boston Scientific Corp. (b)	171,720	12,977
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	108,617	2,948
Sonova Holding AG	2,523	802
		22,125
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	47,100	4,676
Cigna Group	47,400	16,335
CVS Health Corp.	29,551	1,761
Humana, Inc.	12,400	4,441
McKesson Corp.	18,033	10,271
UnitedHealth Group, Inc.	44,100	21,846
		59,330
Life Sciences Tools & Services - 0.7%
Danaher Corp.	30,000	7,704
Thermo Fisher Scientific, Inc.	1,100	625
		8,329
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	189,100	7,770
Eli Lilly & Co. (e)	14,900	12,223
Galderma Group AG	17,800	1,453
GSK PLC sponsored ADR	205,347	9,193
Johnson & Johnson	50,175	7,359
Royalty Pharma PLC	32,200	883
UCB SA	59,000	8,276
Zoetis, Inc. Class A	1,500	254
		47,411
TOTAL HEALTH CARE		137,195
INDUSTRIALS - 16.7%
Aerospace & Defense - 8.6%
Airbus Group NV	28,900	4,916
General Dynamics Corp.	16,200	4,856
General Electric Co. (e)	363,636	60,051
Howmet Aerospace, Inc.	11,050	935
Huntington Ingalls Industries, Inc.	14,300	3,619
Loar Holdings, Inc. (d)	1,100	63
Safran SA	9,300	2,178
Textron, Inc.	19,800	1,735
The Boeing Co. (b)	119,610	21,244
		99,597
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	700	85
FedEx Corp.	11,100	2,819
United Parcel Service, Inc. Class B	93,779	13,029
		15,933
Building Products - 0.0%
A.O. Smith Corp.	1,400	117
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	174,300	5,488
Veralto Corp.	9,733	959
		6,447
Electrical Equipment - 2.3%
Acuity Brands, Inc.	9,900	2,570
AMETEK, Inc.	3,400	577
GE Vernova LLC	86,584	15,230
Hubbell, Inc. Class B (e)	12,912	5,021
Regal Rexnord Corp.	17,500	2,617
Rockwell Automation, Inc.	2,100	541
		26,556
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc. Class A	75,300	3,633
Machinery - 1.8%
Allison Transmission Holdings, Inc.	45,600	3,457
Caterpillar, Inc.	1,600	542
Cummins, Inc.	6,700	1,888
Deere & Co.	1,800	675
Donaldson Co., Inc.	74,500	5,489
Fortive Corp.	30,600	2,278
Nordson Corp.	17,500	4,108
Otis Worldwide Corp.	9,565	949
Stanley Black & Decker, Inc.	9,910	864
		20,250
Professional Services - 0.5%
Equifax, Inc.	9,500	2,198
RELX PLC (London Stock Exchange)	94,538	4,147
		6,345
Trading Companies & Distributors - 1.1%
Brenntag SE	8,300	598
Watsco, Inc.	21,964	10,431
WESCO International, Inc.	10,400	1,867
		12,896
Transportation Infrastructure - 0.1%
Aena SME SA (a)	3,300	645
TOTAL INDUSTRIALS		192,419
INFORMATION TECHNOLOGY - 23.7%
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	10,400	2,326
IT Services - 0.5%
Amdocs Ltd.	33,800	2,670
IBM Corp.	20,000	3,337
		6,007
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	20,300	4,760
Applied Materials, Inc.	21,695	4,666
BE Semiconductor Industries NV	17,900	2,663
Broadcom, Inc.	5,700	7,573
Lam Research Corp.	4,400	4,103
Marvell Technology, Inc.	157,003	10,803
Microchip Technology, Inc.	6,200	603
NVIDIA Corp.	43,705	47,915
NXP Semiconductors NV	24,000	6,530
Qualcomm, Inc.	3,200	653
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	35,500	5,362
Teradyne, Inc.	21,100	2,974
		98,605
Software - 11.6%
Dassault Systemes SA	11,100	451
Intuit, Inc.	15,200	8,762
Microsoft Corp.	242,583	100,706
Oracle Corp.	86,000	10,078
Sage Group PLC	168,500	2,213
SAP SE sponsored ADR (d)	63,300	11,548
		133,758
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	168,792	32,450
Samsung Electronics Co. Ltd.	17,790	944
		33,394
TOTAL INFORMATION TECHNOLOGY		274,090
MATERIALS - 1.5%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	10,400	2,774
International Flavors & Fragrances, Inc.	4,800	462
PPG Industries, Inc.	6,000	788
Sherwin-Williams Co.	1,600	486
		4,510
Metals & Mining - 1.1%
First Quantum Minerals Ltd.	525,000	6,745
Freeport-McMoRan, Inc.	103,400	5,452
		12,197
TOTAL MATERIALS		16,707
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	34,500	6,753
Crown Castle, Inc.	64,200	6,581
Public Storage	200	55
Simon Property Group, Inc.	12,600	1,907
Terreno Realty Corp.	4,100	232
		15,528
UTILITIES - 2.4%
Electric Utilities - 2.3%
Constellation Energy Corp.	5,000	1,086
Duke Energy Corp.	22,800	2,361
Edison International	24,800	1,906
Entergy Corp.	15,800	1,777
Eversource Energy	37,900	2,245
Exelon Corp.	18,400	691
FirstEnergy Corp.	14,700	592
NextEra Energy, Inc.	6,200	496
Southern Co.	195,900	15,699
		26,853
Multi-Utilities - 0.1%
Sempra	16,400	1,263
TOTAL UTILITIES		28,116
TOTAL COMMON STOCKS (Cost $702,544)		1,139,263

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,117)	1,477	1,156

U.S. Treasury Obligations - 0.3%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.32% 8/8/24 (e) (Cost $3,059)	3,090	3,060

Money Market Funds - 2.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	10,122,880	10,125
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	21,007,358	21,009
TOTAL MONEY MARKET FUNDS (Cost $31,134)		31,134

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Put Options
Exxon Mobil Corp.	Chicago Board Options Exchange	400	4,690	110	06/21/24	11

						11
TOTAL PURCHASED OPTIONS (Cost $110)						11

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $737,964)	1,174,624
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(19,944)
NET ASSETS - 100.0%	1,154,680

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	445	1,780	41.00	06/21/24	(16)
Eli Lilly & Co.	Chicago Board Options Exchange	7	574	850.00	08/16/24	(26)
Exxon Mobil Corp.	Chicago Board Options Exchange	210	2,462	130.00	07/19/24	(6)
General Electric Co.	Chicago Board Options Exchange	186	3,072	165.00	06/21/24	(82)
General Electric Co.	Chicago Board Options Exchange	183	3,022	170.00	06/21/24	(42)
General Electric Co.	Chicago Board Options Exchange	181	2,989	185.00	08/16/24	(46)
Hubbell, Inc.	Chicago Board Options Exchange	121	4,706	340.00	06/21/24	(618)
Wells Fargo & Co.	Chicago Board Options Exchange	638	3,823	62.50	08/16/24	(100)
Wells Fargo & Co.	Chicago Board Options Exchange	631	3,781	65.00	08/16/24	(53)

Put Options
Air Products & Chemicals, Inc.	Chicago Board Options Exchange	150	4,001	200.00	06/21/24	0

TOTAL WRITTEN OPTIONS						(989)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,305,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $29,269,000.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,015	70,962	113,852	963	-	-	10,125	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	10,761	91,703	81,455	14	-	-	21,009	0.1%
Total	63,776	162,665	195,307	977	-	-	31,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	46,073	35,909	10,164	-
Consumer Discretionary	25,696	23,099	2,597	-
Consumer Staples	69,686	66,737	2,949	-
Energy	115,527	113,828	1,699	-
Financials	218,226	213,614	4,612	-
Health Care	137,195	126,664	10,531	-
Industrials	192,419	179,935	12,484	-
Information Technology	274,090	267,819	6,271	-
Materials	16,707	16,707	-	-
Real Estate	15,528	15,528	-	-
Utilities	28,116	28,116	-	-

Corporate Bonds	1,156	-	1,156	-

U.S. Government and Government Agency Obligations	3,060	-	3,060	-

Money Market Funds	31,134	31,134	-	-

Purchased Options	11	11	-	-
Total Investments in Securities:	1,174,624	1,119,101	55,523	-
Derivative Instruments: Liabilities
Written Options	(989)	(989)	-	-
Total Liabilities	(989)	(989)	-	-
Total Derivative Instruments:	(989)	(989)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	11	0
Written Options (b)	0	(989)
Total Equity Risk	11	(989)
Total Value of Derivatives	11	(989)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(b)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,464) - See accompanying schedule:
Unaffiliated issuers (cost $706,830)	$1,143,490
Fidelity Central Funds (cost $31,134)	31,134

Total Investment in Securities (cost $737,964)		$1,174,624
Foreign currency held at value (cost $18)		18
Receivable for investments sold		1,592
Receivable for fund shares sold		514
Dividends receivable		2,351
Distributions receivable from Fidelity Central Funds		34
Other receivables		4
Total assets		1,179,137
Liabilities
Payable for investments purchased
Regular delivery	$660
Delayed delivery	61
Payable for fund shares redeemed	836
Accrued management fee	561
Distribution and service plan fees payable	249
Written options, at value (premium received $814)	989
Other payables and accrued expenses	92
Collateral on securities loaned	21,009
Total liabilities		24,457
Net Assets		$1,154,680
Net Assets consist of:
Paid in capital		$686,821
Total accumulated earnings (loss)		467,859
Net Assets		$1,154,680

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($557,457 ÷ 13,915 shares)(a)		$40.06
Maximum offering price per share (100/94.25 of $40.06)		$42.50
Class M :
Net Asset Value and redemption price per share ($208,994 ÷ 5,205 shares)(a)		$40.16
Maximum offering price per share (100/96.50 of $40.16)		$41.62
Class C :
Net Asset Value and offering price per share ($57,192 ÷ 1,559 shares)(a)(b)		$36.67
Class I :
Net Asset Value, offering price and redemption price per share ($220,705 ÷ 5,354 shares)		$41.22
Class Z :
Net Asset Value, offering price and redemption price per share ($110,332 ÷ 2,670 shares)		$41.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$10,533
Interest		135
Income from Fidelity Central Funds (including $14 from security lending)		977
Total income		11,645
Expenses
Management fee	$2,900
Transfer agent fees	452
Distribution and service plan fees	1,422
Accounting fees	84
Custodian fees and expenses	81
Independent trustees' fees and expenses	3
Registration fees	66
Audit	30
Legal	2
Interest	21
Miscellaneous	12
Total expenses before reductions	5,073
Expense reductions	(51)
Total expenses after reductions		5,022
Net Investment income (loss)		6,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,792
Foreign currency transactions	(7)
Written options	(1,953)
Total net realized gain (loss)		30,832
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	143,481
Assets and liabilities in foreign currencies	1
Written options	(135)
Total change in net unrealized appreciation (depreciation)		143,347
Net gain (loss)		174,179
Net increase (decrease) in net assets resulting from operations		$180,802
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,623	$13,913
Net realized gain (loss)	30,832	15,422
Change in net unrealized appreciation (depreciation)	143,347	48,826
Net increase (decrease) in net assets resulting from operations	180,802	78,161
Distributions to shareholders	(21,664)	(15,697)

Share transactions - net increase (decrease)	(87,091)	199,181
Total increase (decrease) in net assets	72,047	261,645

Net Assets
Beginning of period	1,082,633	820,988
End of period	$1,154,680	$1,082,633

Financial Highlights
Fidelity Advisor® Growth & Income Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.95	$32.90	$33.01	$27.71	$28.32	$28.69
Income from Investment Operations
Net investment income (loss) A,B	.21	.49	.42	.59 C	.44	.49
Net realized and unrealized gain (loss)	5.61	2.13	1.09	6.08	.90	2.48
Total from investment operations	5.82	2.62	1.51	6.67	1.34	2.97
Distributions from net investment income	(.24)	(.47)	(.83)	(.48)	(.48)	(.47)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)	(2.87)
Total distributions	(.71)	(.57)	(1.62) D	(1.37)	(1.95)	(3.34)
Net asset value, end of period	$40.06	$34.95	$32.90	$33.01	$27.71	$28.32
Total Return E,F,G	16.85%	8.11%	4.64%	25.08%	4.86%	13.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.91% J	.91%	.91%	.92%	.95%	.96%
Expenses net of fee waivers, if any	.90 % J	.90%	.91%	.92%	.95%	.96%
Expenses net of all reductions	.90% J	.90%	.91%	.92%	.95%	.95%
Net investment income (loss)	1.13% J	1.47%	1.31%	1.85% C	1.78%	1.93%
Supplemental Data
Net assets, end of period (in millions)	$557	$477	$406	$344	$277	$288
Portfolio turnover rate K	19 % J	12%	8%	15%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.21%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Growth & Income Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.03	$32.97	$33.01	$27.71	$28.31	$28.67
Income from Investment Operations
Net investment income (loss) A,B	.17	.41	.34	.51 C	.38	.43
Net realized and unrealized gain (loss)	5.62	2.14	1.10	6.10	.89	2.47
Total from investment operations	5.79	2.55	1.44	6.61	1.27	2.90
Distributions from net investment income	(.19)	(.38)	(.68)	(.42)	(.40)	(.39)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)	(2.87)
Total distributions	(.66)	(.49) D	(1.48)	(1.31)	(1.87)	(3.26)
Net asset value, end of period	$40.16	$35.03	$32.97	$33.01	$27.71	$28.31
Total Return E,F,G	16.73%	7.85%	4.38%	24.77%	4.61%	13.33%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.14% J	1.15%	1.15%	1.16%	1.20%	1.21%
Expenses net of fee waivers, if any	1.13 % J	1.14%	1.15%	1.16%	1.20%	1.21%
Expenses net of all reductions	1.13% J	1.14%	1.15%	1.16%	1.20%	1.20%
Net investment income (loss)	.89% J	1.23%	1.07%	1.61% C	1.53%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$209	$188	$180	$173	$153	$172
Portfolio turnover rate K	19 % J	12%	8%	15%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Growth & Income Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.07	$30.24	$30.33	$25.56	$26.22	$26.79
Income from Investment Operations
Net investment income (loss) A,B	.06	.22	.16	.32 C	.23	.27
Net realized and unrealized gain (loss)	5.13	1.96	1.00	5.62	.82	2.28
Total from investment operations	5.19	2.18	1.16	5.94	1.05	2.55
Distributions from net investment income	(.12)	(.25)	(.45)	(.28)	(.24)	(.26)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)	(2.87)
Total distributions	(.59)	(.35)	(1.25)	(1.17)	(1.71)	(3.12) D
Net asset value, end of period	$36.67	$32.07	$30.24	$30.33	$25.56	$26.22
Total Return E,F,G	16.38%	7.32%	3.80%	24.14%	4.07%	12.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.67% J	1.67%	1.67%	1.69%	1.73%	1.73%
Expenses net of fee waivers, if any	1.66 % J	1.66%	1.67%	1.69%	1.73%	1.73%
Expenses net of all reductions	1.66% J	1.66%	1.67%	1.69%	1.73%	1.73%
Net investment income (loss)	.37% J	.71%	.55%	1.09% C	1.00%	1.15%
Supplemental Data
Net assets, end of period (in millions)	$57	$50	$47	$41	$34	$41
Portfolio turnover rate K	19 % J	12%	8%	15%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Growth & Income Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$35.94	$33.81	$33.95	$28.45	$29.01	$29.33
Income from Investment Operations
Net investment income (loss) A,B	.27	.59	.51	.69 C	.52	.57
Net realized and unrealized gain (loss)	5.75	2.19	1.12	6.24	.93	2.52
Total from investment operations	6.02	2.78	1.63	6.93	1.45	3.09
Distributions from net investment income	(.28)	(.55)	(.97)	(.55)	(.54)	(.54)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)	(2.87)
Total distributions	(.74) D	(.65)	(1.77)	(1.43) D	(2.01)	(3.41)
Net asset value, end of period	$41.22	$35.94	$33.81	$33.95	$28.45	$29.01
Total Return E,F	16.97%	8.39%	4.86%	25.40%	5.16%	13.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.66%	.66%	.67%	.70%	.70%
Expenses net of fee waivers, if any	.65 % I	.66%	.66%	.67%	.70%	.69%
Expenses net of all reductions	.65% I	.66%	.66%	.67%	.69%	.69%
Net investment income (loss)	1.38% I	1.71%	1.56%	2.10% C	2.03%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$221	$223	$128	$76	$45	$48
Portfolio turnover rate J	19 % I	12%	8%	15%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.46%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$36.02	$33.88	$34.04	$28.52	$29.09	$29.35
Income from Investment Operations
Net investment income (loss) A,B	.30	.64	.55	.73 C	.55	.62
Net realized and unrealized gain (loss)	5.76	2.19	1.13	6.26	.93	2.53
Total from investment operations	6.06	2.83	1.68	6.99	1.48	3.15
Distributions from net investment income	(.30)	(.59)	(1.05)	(.59)	(.58)	(.54)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)	(2.87)
Total distributions	(.76) D	(.69)	(1.84) D	(1.47) D	(2.05)	(3.41)
Net asset value, end of period	$41.32	$36.02	$33.88	$34.04	$28.52	$29.09
Total Return E,F	17.06%	8.54%	5.03%	25.59%	5.26%	14.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I	.52%	.53%	.53%	.55%	.56%
Expenses net of fee waivers, if any	.48 % I	.52%	.52%	.53%	.55%	.56%
Expenses net of all reductions	.48% I	.52%	.52%	.53%	.55%	.55%
Net investment income (loss)	1.54% I	1.86%	1.69%	2.24% C	2.18%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$110	$144	$60	$14	$11	$7
Portfolio turnover rate J	19 % I	12%	8%	15%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$456,886
Gross unrealized depreciation	(22,247)
Net unrealized appreciation (depreciation)	$434,639
Tax cost	$738,821

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Growth & Income Fund
Equity Risk
Purchased Options	-	(99)
Written Options	(1,953)	(136)
Total Equity Risk	(1,953)	(235)
Interest Rate Risk
Totals	(1,953)	(235)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth & Income Fund	102,660	161,711
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60%
Class M	.59%
Class C	.61%
Class I	.61%
Class Z	.46%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.59
Class C	.61
Class I	.61
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	652	18
Class M	.25%	.25%	501	6
Class C	.75%	.25%	269	53
			1,422	77

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	112
Class M	6
Class CA	1
119

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1733
Class M	.1657
Class C	.1860
Class I	.1866

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	219.18
Class M	81.17
Class C	24.19
Class I	112.19
Class Z	16.04
	452

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.0295

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth & Income Fund	2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth & Income Fund	Borrower	8,595	5.57%	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Growth & Income Fund	6,247	11,098	1,715
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Growth & Income Fund	1
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth & Income Fund	2	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	-A

A In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $50.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Growth & Income Fund
Distributions to shareholders
Class A	$9,641	$7,367
Class M	3,518	2,629
Class C	906	559
Class I	4,626	3,171
Class Z	2,973	1,971
Total	$21,664	$15,697
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Growth & Income Fund
Class A
Shares sold	1,165	2,709	$43,812	$89,706
Reinvestment of distributions	255	217	9,257	7,040
Shares redeemed	(1,157)	(1,605)	(43,543)	(53,452)
Net increase (decrease)	263	1,321	$9,526	$43,294
Class M
Shares sold	170	489	$6,358	$16,232
Reinvestment of distributions	95	79	3,445	2,574
Shares redeemed	(424)	(666)	(15,997)	(22,069)
Net increase (decrease)	(159)	(98)	$(6,194)	$(3,263)
Class C
Shares sold	226	526	$7,795	$15,943
Reinvestment of distributions	26	18	856	534
Shares redeemed	(256)	(541)	(8,741)	(16,496)
Net increase (decrease)	(4)	3	$(90)	$(19)
Class I
Shares sold	1,156	4,443	$43,797	$151,618
Reinvestment of distributions	116	88	4,342	2,946
Shares redeemed	(2,122)	(2,105)	(83,501)	(72,062)
Net increase (decrease)	(850)	2,426	$(35,362)	$82,502
Class Z
Shares sold	611	2,810	$23,340	$96,484
Reinvestment of distributions	72	52	2,690	1,753
Shares redeemed	(2,025)	(633)	(81,001)	(21,570)
Net increase (decrease)	(1,342)	2,229	$(54,971)	$76,667
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Growth & Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Growth & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704634.126
AGAI-SANN-0724
Fidelity Advisor® Small Cap Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Small Cap Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.5%
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)(b)	467,980	2,363
Interactive Media & Services - 1.4%
Cars.com, Inc. (a)	956,100	19,342
Ziff Davis, Inc. (a)	144,600	8,330
		27,672
Media - 0.6%
TechTarget, Inc. (a)	390,571	11,803
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)(b)	720,900	7,631
TOTAL COMMUNICATION SERVICES		49,469
CONSUMER DISCRETIONARY - 12.4%
Automobile Components - 2.5%
Adient PLC (a)	493,200	13,928
Patrick Industries, Inc.	303,964	34,834
		48,762
Diversified Consumer Services - 0.2%
Laureate Education, Inc.	235,566	3,689
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	299,200	21,132
Household Durables - 2.4%
Installed Building Products, Inc.	32,000	6,779
Lovesac (a)	184,658	5,191
SharkNinja, Inc. (b)	273,866	20,984
Skyline Champion Corp. (a)	199,786	13,907
		46,861
Leisure Products - 1.2%
BRP, Inc.	202,600	12,659
Brunswick Corp.	135,200	11,158
		23,817
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	148,905	8,590
Boot Barn Holdings, Inc. (a)(b)	146,000	17,364
Murphy U.S.A., Inc.	61,300	26,895
Valvoline, Inc. (a)	453,000	18,392
		71,241
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	172,621	26,867
TOTAL CONSUMER DISCRETIONARY		242,369
CONSUMER STAPLES - 4.2%
Beverages - 0.8%
The Vita Coco Co., Inc. (a)(b)	501,196	14,590
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	242,730	21,377
Performance Food Group Co. (a)	215,900	15,027
Sprouts Farmers Market LLC (a)	233,800	18,466
		54,870
Food Products - 0.6%
Nomad Foods Ltd.	691,716	12,147
TOTAL CONSUMER STAPLES		81,607
ENERGY - 6.1%
Energy Equipment & Services - 4.4%
Cactus, Inc.	469,700	24,119
Championx Corp.	644,000	21,007
Liberty Energy, Inc. Class A	1,172,400	28,947
TechnipFMC PLC	468,200	12,262
		86,335
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)	698,300	24,880
Hess Midstream LP (b)	246,048	8,550
		33,430
TOTAL ENERGY		119,765
FINANCIALS - 14.1%
Banks - 5.1%
ConnectOne Bancorp, Inc.	956,855	17,836
First Interstate Bancsystem, Inc.	602,400	15,988
Independent Bank Group, Inc.	452,900	20,852
Metropolitan Bank Holding Corp. (a)	266,382	11,201
Pinnacle Financial Partners, Inc.	254,400	20,227
Trico Bancshares	326,300	12,426
		98,530
Capital Markets - 3.9%
Houlihan Lokey (b)	153,100	20,722
Lazard, Inc. Class A	358,700	14,431
Patria Investments Ltd.	792,660	10,305
Stifel Financial Corp.	176,800	14,312
TMX Group Ltd.	626,700	16,820
		76,590
Consumer Finance - 0.6%
PROG Holdings, Inc.	308,814	11,670
Financial Services - 1.4%
Essent Group Ltd. (b)	473,523	26,849
Insurance - 3.1%
Old Republic International Corp.	400,300	12,722
Primerica, Inc.	122,600	27,694
Selective Insurance Group, Inc.	179,800	17,550
Stewart Information Services Corp.	46,920	2,971
		60,937
TOTAL FINANCIALS		274,576
HEALTH CARE - 13.6%
Biotechnology - 4.8%
Allogene Therapeutics, Inc. (a)	718,300	1,796
Arcellx, Inc. (a)	76,800	3,994
Astria Therapeutics, Inc. (a)	226,800	2,148
Blueprint Medicines Corp. (a)	61,800	6,524
Celldex Therapeutics, Inc. (a)	94,300	3,140
Cogent Biosciences, Inc. (a)(b)	452,072	3,621
Crinetics Pharmaceuticals, Inc. (a)	121,500	5,396
Cytokinetics, Inc. (a)	160,500	7,786
Insmed, Inc. (a)	200,800	11,054
Keros Therapeutics, Inc. (a)	104,100	4,879
Legend Biotech Corp. ADR (a)	77,800	3,113
Madrigal Pharmaceuticals, Inc. (a)(b)	13,400	3,165
Merus BV (a)	50,700	2,699
Scholar Rock Holding Corp. (a)	189,400	1,778
Tyra Biosciences, Inc. (a)	171,700	2,785
Vaxcyte, Inc. (a)	152,800	10,737
Viking Therapeutics, Inc. (a)(b)	164,700	10,254
Viridian Therapeutics, Inc. (a)	159,200	1,902
Xenon Pharmaceuticals, Inc. (a)	152,500	5,806
Zentalis Pharmaceuticals, Inc. (a)	145,446	1,728
		94,305
Health Care Equipment & Supplies - 3.6%
Haemonetics Corp. (a)	138,300	11,628
Masimo Corp. (a)	69,100	8,603
Merit Medical Systems, Inc. (a)	169,100	13,722
Pulmonx Corp. (a)	832,400	6,035
RxSight, Inc. (a)	145,500	8,507
TransMedics Group, Inc. (a)(b)	164,000	22,370
		70,865
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	316,000	21,769
Chemed Corp.	34,800	19,292
Option Care Health, Inc. (a)	300,237	8,953
PACS Group, Inc. (a)(b)	164,100	4,989
Pennant Group, Inc. (a)	85,722	2,018
The Ensign Group, Inc.	231,500	28,067
		85,088
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (a)	670,200	5,811
Pharmaceuticals - 0.5%
Edgewise Therapeutics, Inc. (a)	189,700	3,250
Intra-Cellular Therapies, Inc. (a)	95,100	6,395
		9,645
TOTAL HEALTH CARE		265,714
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.0%
Loar Holdings, Inc. (a)(b)	1,900	108
Building Products - 2.3%
AAON, Inc.	162,500	12,196
CSW Industrials, Inc.	52,534	13,357
Simpson Manufacturing Co. Ltd. (b)	114,000	18,915
		44,468
Construction & Engineering - 2.7%
EMCOR Group, Inc.	70,200	27,284
Sterling Construction Co., Inc. (a)	202,500	24,881
		52,165
Electrical Equipment - 2.8%
Array Technologies, Inc. (a)(b)	756,032	10,721
Atkore, Inc.	79,700	12,126
Nextracker, Inc. Class A (a)	348,400	19,221
Thermon Group Holdings, Inc. (a)	367,100	12,393
		54,461
Ground Transportation - 1.2%
ArcBest Corp.	62,846	6,632
TFI International, Inc.	133,900	17,712
		24,344
Machinery - 1.3%
Terex Corp. (b)	428,300	25,557
Professional Services - 2.7%
Concentrix Corp.	119,341	7,319
ExlService Holdings, Inc. (a)	654,600	19,546
KBR, Inc.	404,900	26,586
		53,451
Trading Companies & Distributors - 5.6%
Applied Industrial Technologies, Inc.	96,800	18,682
Beacon Roofing Supply, Inc. (a)	186,600	18,111
FTAI Aviation Ltd. (b)	363,400	30,642
GMS, Inc. (a)	221,618	20,823
Rush Enterprises, Inc. Class A	474,891	21,432
		109,690
TOTAL INDUSTRIALS		364,244
INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment, Instruments & Components - 7.1%
Advanced Energy Industries, Inc.	194,200	20,863
Fabrinet (a)(b)	179,500	42,992
Insight Enterprises, Inc. (a)	173,872	33,992
Napco Security Technologies, Inc. (b)	265,202	13,167
TD SYNNEX Corp.	206,441	27,011
		138,025
IT Services - 2.2%
ASGN, Inc. (a)	209,300	19,655
Endava PLC ADR (a)	212,408	5,722
Wix.com Ltd. (a)	107,100	17,254
		42,631
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)(b)	200,400	2,307
Allegro MicroSystems LLC (a)	519,600	15,661
Diodes, Inc. (a)	238,144	17,654
MACOM Technology Solutions Holdings, Inc. (a)	234,000	23,667
Nova Ltd. (a)	85,889	17,921
		77,210
Software - 2.4%
Five9, Inc. (a)	129,600	6,060
Intapp, Inc. (a)(b)	280,339	10,064
PROS Holdings, Inc. (a)	265,800	7,836
Rapid7, Inc. (a)	147,700	5,338
Tenable Holdings, Inc. (a)	428,400	18,074
		47,372
TOTAL INFORMATION TECHNOLOGY		305,238
MATERIALS - 7.3%
Chemicals - 2.5%
Element Solutions, Inc.	923,900	22,201
Hawkins, Inc. (b)	77,700	6,785
The Chemours Co. LLC	277,100	6,878
Tronox Holdings PLC	657,000	13,015
		48,879
Construction Materials - 1.3%
Eagle Materials, Inc. (b)	106,600	24,773
Metals & Mining - 3.5%
Commercial Metals Co. (b)	579,800	32,654
Constellium NV (a)	1,637,500	35,485
		68,139
TOTAL MATERIALS		141,791
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc. (b)	859,201	23,009
Lamar Advertising Co. Class A	236,400	27,921
Urban Edge Properties	825,400	14,634
		65,564
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	117,100	13,131
TOTAL REAL ESTATE		78,695
UTILITIES - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp. A Shares	626,167	21,571
TOTAL COMMON STOCKS (Cost $1,402,266)		1,945,039

Money Market Funds - 6.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	595,729	596
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	117,831,299	117,843
TOTAL MONEY MARKET FUNDS (Cost $118,439)		118,439

Equity Funds - 0.7%
	Shares	Value ($) (000s)
Small Blend Funds - 0.7%
iShares Russell 2000 Index ETF (b) (Cost $12,839)	66,700	13,725

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $1,533,544)	2,077,203
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(122,198)
NET ASSETS - 100.0%	1,955,005

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,022	215,079	215,505	378	-	-	596	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	45,249	476,097	403,503	33	-	-	117,843	0.5%
Total	46,271	691,176	619,008	411	-	-	118,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	49,469	49,469	-	-
Consumer Discretionary	242,369	242,369	-	-
Consumer Staples	81,607	81,607	-	-
Energy	119,765	119,765	-	-
Financials	274,576	274,576	-	-
Health Care	265,714	265,714	-	-
Industrials	364,244	364,244	-	-
Information Technology	305,238	305,238	-	-
Materials	141,791	141,791	-	-
Real Estate	78,695	78,695	-	-
Utilities	21,571	21,571	-	-

Money Market Funds	118,439	118,439	-	-

Equity Funds	13,725	13,725	-	-
Total Investments in Securities:	2,077,203	2,077,203	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $116,700) - See accompanying schedule:
Unaffiliated issuers (cost $1,415,105)	$1,958,764
Fidelity Central Funds (cost $118,439)	118,439

Total Investment in Securities (cost $1,533,544)		$2,077,203
Foreign currency held at value (cost $882)		883
Receivable for fund shares sold		741
Dividends receivable		1,367
Distributions receivable from Fidelity Central Funds		25
Total assets		2,080,219
Liabilities
Payable to custodian bank	$4,046
Payable for investments purchased	119
Payable for fund shares redeemed	1,103
Accrued management fee	1,660
Distribution and service plan fees payable	390
Other payables and accrued expenses	56
Collateral on securities loaned	117,840
Total liabilities		125,214
Net Assets		$1,955,005
Net Assets consist of:
Paid in capital		$1,308,272
Total accumulated earnings (loss)		646,733
Net Assets		$1,955,005

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($757,990 ÷ 25,084 shares)(a)		$30.22
Maximum offering price per share (100/94.25 of $30.22)		$32.06
Class M :
Net Asset Value and redemption price per share ($480,582 ÷ 18,129 shares)(a)		$26.51
Maximum offering price per share (100/96.50 of $26.51)		$27.47
Class C :
Net Asset Value and offering price per share ($41,442 ÷ 2,262 shares)(a)		$18.32
Class I :
Net Asset Value, offering price and redemption price per share ($511,846 ÷ 14,598 shares)		$35.06
Class Z :
Net Asset Value, offering price and redemption price per share ($163,145 ÷ 4,614 shares)		$35.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$8,483
Income from Fidelity Central Funds (including $33 from security lending)		411
Total income		8,894
Expenses
Management fee
Basic fee	$7,154
Performance adjustment	1,953
Transfer agent fees	799
Distribution and service plan fees	2,293
Accounting fees	127
Custodian fees and expenses	33
Independent trustees' fees and expenses	4
Registration fees	42
Audit	26
Legal	7
Interest	4
Miscellaneous	22
Total expenses before reductions	12,464
Expense reductions	(84)
Total expenses after reductions		12,380
Net Investment income (loss)		(3,486)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	118,900
Foreign currency transactions	(44)
Total net realized gain (loss)		118,856
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	219,929
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		219,930
Net gain (loss)		338,786
Net increase (decrease) in net assets resulting from operations		$335,300
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,486)	$(6,524)
Net realized gain (loss)	118,856	35,517
Change in net unrealized appreciation (depreciation)	219,930	(11,386)
Net increase (decrease) in net assets resulting from operations	335,300	17,607
Distributions to shareholders	(25,662)	(89,410)

Share transactions - net increase (decrease)	(78,405)	(117,828)
Total increase (decrease) in net assets	231,233	(189,631)

Net Assets
Beginning of period	1,723,772	1,913,403
End of period	$1,955,005	$1,723,772

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.59	$26.67	$34.34	$26.09	$24.25	$24.46
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.10)	(.11)	(.17)	(.08)	(.03)
Net realized and unrealized gain (loss)	5.07	.31	(4.04)	9.15	2.85	2.56
Total from investment operations	5.01	.21	(4.15)	8.98	2.77	2.53
Distributions from net realized gain	(.38)	(1.29)	(3.52)	(.73)	(.93)	(2.74)
Total distributions	(.38)	(1.29)	(3.52)	(.73)	(.93)	(2.74)
Net asset value, end of period	$30.22	$25.59	$26.67	$34.34	$26.09	$24.25
Total Return C,D,E	19.68%	1.11%	(13.82)%	35.20%	11.78%	13.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.33% H	1.36%	1.33%	1.22%	1.22%	.98%
Expenses net of fee waivers, if any	1.33 % H	1.35%	1.32%	1.22%	1.22%	.98%
Expenses net of all reductions	1.33% H	1.35%	1.32%	1.22%	1.22%	.98%
Net investment income (loss)	(.39)% H	(.39)%	(.40)%	(.53)%	(.36)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$758	$643	$676	$837	$638	$654
Portfolio turnover rate I	36 % H	29%	47%	41%	47%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Small Cap Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$23.68	$30.88	$23.58	$22.06	$22.58
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.14)	(.15)	(.22)	(.12)	(.07)
Net realized and unrealized gain (loss)	4.45	.27	(3.59)	8.25	2.57	2.29
Total from investment operations	4.37	.13	(3.74)	8.03	2.45	2.22
Distributions from net realized gain	(.38)	(1.29)	(3.46)	(.73)	(.93)	(2.74)
Total distributions	(.38)	(1.29)	(3.46)	(.73)	(.93)	(2.74)
Net asset value, end of period	$26.51	$22.52	$23.68	$30.88	$23.58	$22.06
Total Return C,D,E	19.52%	.89%	(14.03)%	34.91%	11.49%	13.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.57% H	1.60%	1.57%	1.46%	1.45%	1.22%
Expenses net of fee waivers, if any	1.57 % H	1.59%	1.56%	1.46%	1.45%	1.22%
Expenses net of all reductions	1.57% H	1.59%	1.56%	1.46%	1.45%	1.21%
Net investment income (loss)	(.63)% H	(.63)%	(.64)%	(.77)%	(.59)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$481	$428	$477	$619	$503	$542
Portfolio turnover rate I	36 % H	29%	47%	41%	47%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Small Cap Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$17.02	$23.16	$17.96	$17.11	$18.32
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.19)	(.21)	(.29)	(.18)	(.15)
Net realized and unrealized gain (loss)	3.09	.17	(2.56)	6.22	1.96	1.68
Total from investment operations	2.99	(.02)	(2.77)	5.93	1.78	1.53
Distributions from net realized gain	(.38)	(1.29)	(3.37)	(.73)	(.93)	(2.74)
Total distributions	(.38)	(1.29)	(3.37)	(.73)	(.93)	(2.74)
Net asset value, end of period	$18.32	$15.71	$17.02	$23.16	$17.96	$17.11
Total Return C,D,E	19.19%	.32%	(14.51)%	34.12%	10.87%	13.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.08% H	2.18%	2.15%	2.03%	2.04%	1.79%
Expenses net of fee waivers, if any	2.07 % H	2.17%	2.14%	2.03%	2.04%	1.79%
Expenses net of all reductions	2.07% H	2.17%	2.14%	2.03%	2.03%	1.78%
Net investment income (loss)	(1.14)% H	(1.21)%	(1.22)%	(1.34)%	(1.18)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$41	$39	$50	$73	$81	$96
Portfolio turnover rate I	36 % H	29%	47%	41%	47%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Small Cap Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.60	$30.56	$38.84	$29.34	$27.09	$26.89
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.04)	(.05)	(.10)	(.02)	.03
Net realized and unrealized gain (loss)	5.86	.37	(4.63)	10.33	3.20	2.91
Total from investment operations	5.84	.33	(4.68)	10.23	3.18	2.94
Distributions from net realized gain	(.38)	(1.29)	(3.60)	(.73)	(.93)	(2.74)
Total distributions	(.38)	(1.29)	(3.60)	(.73)	(.93)	(2.74)
Net asset value, end of period	$35.06	$29.60	$30.56	$38.84	$29.34	$27.09
Total Return C,D	19.82%	1.37%	(13.61)%	35.57%	12.07%	14.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.08% G	1.10%	1.08%	.97%	.96%	.72%
Expenses net of fee waivers, if any	1.07 % G	1.10%	1.07%	.96%	.95%	.72%
Expenses net of all reductions	1.07% G	1.10%	1.07%	.96%	.95%	.72%
Net investment income (loss)	(.14)% G	(.14)%	(.15)%	(.27)%	(.09)%	.14%
Supplemental Data
Net assets, end of period (in millions)	$512	$434	$456	$519	$378	$434
Portfolio turnover rate H	36 % G	29%	47%	41%	47%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Small Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.83	$30.74	$39.04	$29.45	$27.15	$26.90
Income from Investment Operations
Net investment income (loss) A,B	.01	- C	- C	(.05)	.01	.07
Net realized and unrealized gain (loss)	5.90	.38	(4.65)	10.37	3.22	2.92
Total from investment operations	5.91	.38	(4.65)	10.32	3.23	2.99
Distributions from net realized gain	(.38)	(1.29)	(3.65)	(.73)	(.93)	(2.74)
Total distributions	(.38)	(1.29)	(3.65)	(.73)	(.93)	(2.74)
Net asset value, end of period	$35.36	$29.83	$30.74	$39.04	$29.45	$27.15
Total Return D,E	19.90%	1.53%	(13.47)%	35.75%	12.23%	14.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.96%	.93%	.83%	.81%	.57%
Expenses net of fee waivers, if any	.90 % H	.95%	.93%	.83%	.81%	.57%
Expenses net of all reductions	.90% H	.95%	.93%	.83%	.80%	.57%
Net investment income (loss)	.03% H	.01%	-% I	(.14)%	.05%	.29%
Supplemental Data
Net assets, end of period (in millions)	$163	$179	$254	$117	$79	$117
Portfolio turnover rate J	36 % H	29%	47%	41%	47%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions, partnerships, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$640,783
Gross unrealized depreciation	(98,076)
Net unrealized appreciation (depreciation)	$542,707
Tax cost	$1,534,496
The Fund intends to elect to defer to its next fiscal year $4,954,691 of ordinary losses recognized during the period January 1, 2023 to November 30, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	342,684	447,289
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.85
Class C	.87
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.84
Class M	.84
Class C	.84
Class I	.84
Class Z	.71

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .20%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	907	13
Class M	.25%	.25%	1,178	5
Class C	.75%	.25%	208	22
			2,293	40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	40
Class M	5
Class CA	-B
45

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1871
Class M	.1754
Class C	.2000
Class I	.1834

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	332.19
Class M	204.18
Class C	21.20
Class I	221.19
Class Z	21.04
	799

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.0269

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Small Cap Fund	12

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Small Cap Fund	Borrower	25,903	5.57%	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Small Cap Fund	15,732	38,659	9,655
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Small Cap Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Small Cap Fund	4	-A	-
A Amount represents less than five hundred dollars
8. Expense Reductions.
During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$9,571	$32,548
Class M	7,225	25,778
Class C	929	3,770
Class I	5,633	19,157
Class Z	2,304	8,157
Total	$25,662	$89,410
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Small Cap Fund
Class A
Shares sold	1,650	2,285	$47,375	$58,230
Reinvestment of distributions	323	1,301	9,180	31,291
Shares redeemed	(2,031)	(3,794)	(58,326)	(96,500)
Net increase (decrease)	(58)	(208)	$(1,771)	$(6,979)
Class M
Shares sold	876	1,617	$21,982	$36,375
Reinvestment of distributions	286	1,201	7,126	25,473
Shares redeemed	(2,042)	(3,955)	(51,423)	(89,092)
Net increase (decrease)	(880)	(1,137)	$(22,315)	$(27,244)
Class C
Shares sold	170	361	$2,950	$5,713
Reinvestment of distributions	53	251	921	3,733
Shares redeemed	(439)	(1,099)	(7,602)	(17,167)
Net increase (decrease)	(216)	(487)	$(3,731)	$(7,721)
Class I
Shares sold	1,940	3,104	$64,328	$91,158
Reinvestment of distributions	157	656	5,157	18,199
Shares redeemed	(2,177)	(3,992)	(72,175)	(117,654)
Net increase (decrease)	(80)	(232)	$(2,690)	$(8,297)
Class Z
Shares sold	1,324	4,902	$44,326	$142,121
Reinvestment of distributions	65	273	2,148	7,632
Shares redeemed	(2,775)	(7,441)	(94,372)	(217,340)
Net increase (decrease)	(1,386)	(2,266)	$(47,898)	$(67,587)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Small Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Small Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and equal to the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the total expense ratio of Class I of the fund ranked above the similar sales load structure group competitive median due to the fund's positive performance adjustment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.721218.125
ASCF-SANN-0724
Fidelity Advisor® Large Cap Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Large Cap Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	61,000	2,228,334
Entertainment - 0.9%
The Walt Disney Co.	60,175	6,252,784
Universal Music Group NV	206,334	6,430,130
Universal Music Group NV rights (b)(c)	206,334	60,448
		12,743,362
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A	162,980	28,114,050
Class C	143,260	24,921,510
Match Group, Inc. (b)	92,200	2,824,086
Meta Platforms, Inc. Class A (d)	79,100	36,926,253
Reddit, Inc. Class B (h)	1,200	65,088
Snap, Inc. Class A (b)	339,100	5,093,282
		97,944,269
Media - 1.9%
Charter Communications, Inc. Class A (b)	2,100	602,952
Comcast Corp. Class A	529,423	21,192,803
Interpublic Group of Companies, Inc.	137,920	4,326,550
		26,122,305
TOTAL COMMUNICATION SERVICES		139,038,270
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	70,800	773,136
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	8,400	1,482,096
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	4,069	15,365,968
Expedia Group, Inc. (b)	19,000	2,144,340
Marriott International, Inc. Class A	18,200	4,207,294
Starbucks Corp.	28,000	2,246,160
		23,963,762
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	21,706	2,646,613
Sony Group Corp. sponsored ADR	11,500	946,910
Whirlpool Corp.	7,134	663,676
		4,257,199
Specialty Retail - 1.0%
JD Sports Fashion PLC	871,100	1,431,720
Lowe's Companies, Inc.	47,630	10,540,043
RH (b)	4,500	1,223,685
		13,195,448
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	3,690	593,783
NIKE, Inc. Class B	9,400	893,470
		1,487,253
TOTAL CONSUMER DISCRETIONARY		45,158,894
CONSUMER STAPLES - 5.0%
Beverages - 1.8%
Diageo PLC sponsored ADR	30,000	4,052,700
Keurig Dr. Pepper, Inc.	282,600	9,679,050
Pernod Ricard SA	3,500	524,136
The Coca-Cola Co.	162,981	10,256,394
		24,512,280
Consumer Staples Distribution & Retail - 1.5%
Performance Food Group Co. (b)	35,200	2,449,920
Sysco Corp.	83,300	6,065,906
Target Corp.	26,000	4,060,160
U.S. Foods Holding Corp. (b)	43,900	2,319,237
Walmart, Inc.	83,900	5,517,264
		20,412,487
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	23,800	2,935,968
Haleon PLC ADR	1,031,038	8,701,961
Kenvue, Inc.	449,107	8,667,765
		20,305,694
Tobacco - 0.3%
Altria Group, Inc.	55,580	2,570,575
Philip Morris International, Inc.	10,900	1,105,042
		3,675,617
TOTAL CONSUMER STAPLES		68,906,078
ENERGY - 9.5%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	17,700	1,828,941
Oil, Gas & Consumable Fuels - 9.4%
Cameco Corp.	4,900	271,999
Exxon Mobil Corp. (d)	749,704	87,910,291
Galp Energia SGPS SA Class B	102,800	2,161,794
Imperial Oil Ltd.	242,800	17,155,171
Kosmos Energy Ltd. (b)(e)	437,995	2,671,770
MEG Energy Corp. (b)	211,600	4,593,891
Shell PLC ADR	201,800	14,687,004
		129,451,920
TOTAL ENERGY		131,280,861
FINANCIALS - 16.5%
Banks - 11.5%
Bank of America Corp.	948,214	37,919,078
HDFC Bank Ltd. sponsored ADR	4,700	272,083
JPMorgan Chase & Co.	79,618	16,132,995
M&T Bank Corp.	34,128	5,173,805
PNC Financial Services Group, Inc.	87,641	13,793,817
U.S. Bancorp	235,990	9,569,395
Wells Fargo & Co.	1,286,503	77,087,260
		159,948,433
Capital Markets - 2.1%
3i Group PLC	16,500	607,975
Charles Schwab Corp.	12,200	894,016
CME Group, Inc.	1,500	304,470
KKR & Co. LP	106,391	10,941,250
Moody's Corp.	2,100	833,679
Morgan Stanley	39,425	3,857,342
MSCI, Inc.	800	396,144
Northern Trust Corp.	116,591	9,821,626
Raymond James Financial, Inc.	12,293	1,508,966
		29,165,468
Financial Services - 2.5%
Acacia Research Corp. (b)	36,900	205,902
Edenred SA	47,500	2,216,422
Fidelity National Information Services, Inc.	16,000	1,214,080
Global Payments, Inc.	10,300	1,049,055
MasterCard, Inc. Class A	11,215	5,013,890
PayPal Holdings, Inc. (b)	25,700	1,618,843
Visa, Inc. Class A	86,827	23,656,884
		34,975,076
Insurance - 0.4%
Arthur J. Gallagher & Co.	10,000	2,533,300
Chubb Ltd.	10,495	2,842,256
		5,375,556
TOTAL FINANCIALS		229,464,533
HEALTH CARE - 11.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	12,119	1,798,823
Argenx SE ADR (b)	1,900	704,938
Insmed, Inc. (b)	43,397	2,389,005
Merus BV (b)	15,500	825,220
Vaxcyte, Inc. (b)	32,800	2,304,856
		8,022,842
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	14,300	1,461,317
Becton, Dickinson & Co.	10,797	2,504,580
Boston Scientific Corp. (b)	279,926	21,154,008
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	52,186	1,416,328
Solventum Corp.	16,312	967,954
		27,504,187
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	71,982	7,145,653
Cigna Group	51,203	17,645,578
CVS Health Corp.	47,468	2,829,093
Guardant Health, Inc. (b)	22,800	617,880
Humana, Inc.	17,200	6,159,664
McKesson Corp.	22,806	12,990,070
UnitedHealth Group, Inc.	45,199	22,390,229
		69,778,167
Life Sciences Tools & Services - 0.4%
Danaher Corp.	21,400	5,495,520
Thermo Fisher Scientific, Inc.	1,100	624,778
		6,120,298
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	223,717	9,192,532
Eli Lilly & Co.	14,400	11,812,896
Galderma Group AG	19,300	1,574,978
GSK PLC sponsored ADR	227,530	10,186,518
Johnson & Johnson	53,287	7,815,604
UCB SA	57,400	8,051,542
		48,634,070
TOTAL HEALTH CARE		160,059,564
INDUSTRIALS - 16.2%
Aerospace & Defense - 9.8%
Airbus Group NV	35,600	6,055,625
Bombardier, Inc. Class B (sub. vtg.) (b)	38,300	2,578,249
Embraer SA sponsored ADR (b)	98,000	2,723,420
General Dynamics Corp.	15,129	4,535,220
General Electric Co. (d)	465,413	76,858,303
Huntington Ingalls Industries, Inc.	11,519	2,915,459
Loar Holdings, Inc. (b)	1,300	74,061
Rolls-Royce Holdings PLC (b)	197,200	1,151,819
Safran SA	1,900	444,990
Spirit AeroSystems Holdings, Inc. Class A (b)	149,900	4,544,968
Textron, Inc.	12,100	1,060,081
The Boeing Co. (b)	188,267	33,438,102
		136,380,297
Air Freight & Logistics - 1.4%
FedEx Corp.	21,892	5,559,692
United Parcel Service, Inc. Class B	98,763	13,721,144
		19,280,836
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	79,300	1,415,505
GFL Environmental, Inc.	29,200	919,309
Veralto Corp.	7,633	752,461
		3,087,275
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	5,300	145,485
Electrical Equipment - 3.3%
Acuity Brands, Inc.	9,856	2,558,716
GE Vernova LLC	130,953	23,034,633
Hubbell, Inc. Class B (d)	10,985	4,271,957
Regal Rexnord Corp.	23,300	3,484,282
Vertiv Holdings Co.	121,900	11,954,733
		45,304,321
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc. Class A	83,058	4,007,549
Machinery - 0.9%
Allison Transmission Holdings, Inc.	19,500	1,478,295
Chart Industries, Inc. (b)	12,000	1,884,360
Cummins, Inc.	7,000	1,972,110
Deere & Co.	1,900	712,044
Fortive Corp.	30,400	2,262,976
Nordson Corp.	1,500	352,080
Otis Worldwide Corp.	19,696	1,953,843
Stanley Black & Decker, Inc.	10,800	941,436
Westinghouse Air Brake Tech Co.	8,145	1,378,378
		12,935,522
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	9,400	1,143,416
Professional Services - 0.1%
Equifax, Inc.	4,200	971,838
Trading Companies & Distributors - 0.1%
Watsco, Inc.	2,200	1,044,780
TOTAL INDUSTRIALS		224,301,319
INFORMATION TECHNOLOGY - 21.2%
IT Services - 0.3%
EPAM Systems, Inc. (b)	3,000	533,790
IBM Corp.	12,200	2,035,570
Snowflake, Inc. (b)	1,700	231,506
Twilio, Inc. Class A (b)	23,200	1,331,680
		4,132,546
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	12,318	2,888,448
Applied Materials, Inc.	22,316	4,799,725
BE Semiconductor Industries NV	1,500	223,152
Broadcom, Inc.	6,640	8,821,572
Lam Research Corp.	4,400	4,102,736
Marvell Technology, Inc.	148,301	10,204,592
NVIDIA Corp.	54,530	59,782,875
Qualcomm, Inc.	24,001	4,897,404
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	38,600	5,830,144
Teradyne, Inc.	17,000	2,395,980
		103,946,628
Software - 10.7%
Adobe, Inc. (b)	21,800	9,695,768
Autodesk, Inc. (b)	16,441	3,314,506
Dassault Systemes SA	3,300	134,118
DoubleVerify Holdings, Inc. (b)	16,500	300,300
Elastic NV (b)	21,400	2,226,670
Intuit, Inc.	6,700	3,862,148
Microsoft Corp.	242,153	100,524,974
Oracle Corp.	99,700	11,683,843
PTC, Inc. (b)	8,600	1,515,664
Sage Group PLC	100,100	1,314,870
Salesforce, Inc.	4,800	1,125,312
SAP SE sponsored ADR	69,817	12,737,413
Workday, Inc. Class A (b)	3,300	697,785
		149,133,371
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	186,368	35,829,248
Samsung Electronics Co. Ltd.	22,520	1,194,705
		37,023,953
TOTAL INFORMATION TECHNOLOGY		294,236,498
MATERIALS - 2.0%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	9,400	2,506,980
Sherwin-Williams Co.	2,100	637,980
		3,144,960
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	946,700	12,162,381
Freeport-McMoRan, Inc.	151,204	7,972,987
Ivanhoe Mines Ltd. (b)	316,100	4,564,253
		24,699,621
TOTAL MATERIALS		27,844,581
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	19,209	3,759,970
Crown Castle, Inc.	49,900	5,114,750
Equinix, Inc.	442	337,237
Simon Property Group, Inc.	11,700	1,770,327
Terreno Realty Corp.	7,300	413,034
		11,395,318
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	5,400	559,278
Edison International	11,400	876,090
Entergy Corp.	8,900	1,001,161
Southern Co.	147,000	11,780,580
		14,217,109
TOTAL COMMON STOCKS (Cost $754,253,429)		1,345,903,025

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	38,497,436	38,505,135
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,882,937	1,883,125
TOTAL MONEY MARKET FUNDS (Cost $40,388,260)		40,388,260

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $794,641,689)	1,386,291,285
NET OTHER ASSETS (LIABILITIES) - 0.1%	898,290
NET ASSETS - 100.0%	1,387,189,575

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	200	2,345,200	130.00	07/19/24	(5,800)
General Electric Co.	Chicago Board Options Exchange	200	3,302,800	165.00	06/21/24	(88,000)
General Electric Co.	Chicago Board Options Exchange	200	3,302,800	170.00	06/21/24	(45,400)
Hubbell, Inc.	Chicago Board Options Exchange	58	2,255,562	470.00	09/20/24	(22,620)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	50	2,334,150	575.00	06/21/24	(400)

TOTAL WRITTEN OPTIONS						(162,220)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,228,334 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $13,540,512.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $65,088 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	39,337,835	68,758,074	69,590,750	836,558	(24)	-	38,505,135	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,522,831	34,917,468	39,557,174	11,535	-	-	1,883,125	0.0%
Total	45,860,666	103,675,542	109,147,924	848,093	(24)	-	40,388,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	139,038,270	130,379,806	8,658,464	-
Consumer Discretionary	45,158,894	43,133,391	2,025,503	-
Consumer Staples	68,906,078	68,381,942	524,136	-
Energy	131,280,861	129,119,067	2,161,794	-
Financials	229,464,533	226,640,136	2,824,397	-
Health Care	160,059,564	150,433,044	9,626,520	-
Industrials	224,301,319	216,648,885	7,652,434	-
Information Technology	294,236,498	291,369,653	2,866,845	-
Materials	27,844,581	27,844,581	-	-
Real Estate	11,395,318	11,395,318	-	-
Utilities	14,217,109	14,217,109	-	-

Money Market Funds	40,388,260	40,388,260	-	-
Total Investments in Securities:	1,386,291,285	1,349,951,192	36,340,093	-
Derivative Instruments: Liabilities
Written Options	(162,220)	(162,220)	-	-
Total Liabilities	(162,220)	(162,220)	-	-
Total Derivative Instruments:	(162,220)	(162,220)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(162,220)
Total Equity Risk	0	(162,220)
Total Value of Derivatives	0	(162,220)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,837,930) - See accompanying schedule:
Unaffiliated issuers (cost $754,253,429)	$1,345,903,025
Fidelity Central Funds (cost $40,388,260)	40,388,260

Total Investment in Securities (cost $794,641,689)		$1,386,291,285
Foreign currency held at value (cost $2)		2
Receivable for investments sold		2,193,105
Receivable for fund shares sold		409,937
Dividends receivable		2,360,437
Distributions receivable from Fidelity Central Funds		153,023
Prepaid expenses		190
Other receivables		3
Total assets		1,391,407,982
Liabilities
Payable to custodian bank	$1,280
Payable for investments purchased
Regular delivery	290,113
Delayed delivery	60,448
Payable for fund shares redeemed	579,375
Accrued management fee	858,756
Distribution and service plan fees payable	302,788
Written options, at value (premium received $449,350)	162,220
Other payables and accrued expenses	80,302
Collateral on securities loaned	1,883,125
Total liabilities		4,218,407
Net Assets		$1,387,189,575
Net Assets consist of:
Paid in capital		$741,558,762
Total accumulated earnings (loss)		645,630,813
Net Assets		$1,387,189,575

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($727,472,885 ÷ 15,821,247 shares)(a)		$45.98
Maximum offering price per share (100/94.25 of $45.98)		$48.79
Class M :
Net Asset Value and redemption price per share ($195,336,027 ÷ 4,258,037 shares)(a)		$45.87
Maximum offering price per share (100/96.50 of $45.87)		$47.53
Class C :
Net Asset Value and offering price per share ($86,494,297 ÷ 2,189,754 shares)(a)		$39.50
Class I :
Net Asset Value, offering price and redemption price per share ($304,291,990 ÷ 6,163,871 shares)		$49.37
Class Z :
Net Asset Value, offering price and redemption price per share ($73,594,376 ÷ 1,492,700 shares)		$49.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$9,770,305
Income from Fidelity Central Funds (including $11,535 from security lending)		848,093
Total income		10,618,398
Expenses
Management fee
Basic fee	$3,872,939
Performance adjustment	682,206
Transfer agent fees	504,410
Distribution and service plan fees	1,717,723
Accounting fees	88,233
Custodian fees and expenses	41,333
Independent trustees' fees and expenses	2,791
Registration fees	52,179
Audit	30,878
Legal	1,484
Miscellaneous	12,409
Total expenses before reductions	7,006,585
Expense reductions	(55,049)
Total expenses after reductions		6,951,536
Net Investment income (loss)		3,666,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52,207,799
Fidelity Central Funds	(24)
Foreign currency transactions	(9,377)
Total net realized gain (loss)		52,198,398
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	174,545,674
Assets and liabilities in foreign currencies	(237)
Written options	287,130
Total change in net unrealized appreciation (depreciation)		174,832,567
Net gain (loss)		227,030,965
Net increase (decrease) in net assets resulting from operations		$230,697,827
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,666,862	$8,777,990
Net realized gain (loss)	52,198,398	34,462,467
Change in net unrealized appreciation (depreciation)	174,832,567	78,344,609
Net increase (decrease) in net assets resulting from operations	230,697,827	121,585,066
Distributions to shareholders	(39,993,055)	(21,109,328)

Share transactions - net increase (decrease)	18,489,207	27,953,133
Total increase (decrease) in net assets	209,193,979	128,428,871

Net Assets
Beginning of period	1,177,995,596	1,049,566,725
End of period	$1,387,189,575	$1,177,995,596

Financial Highlights
Fidelity Advisor® Large Cap Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.63	$36.29	$38.14	$31.98	$32.80	$33.76
Income from Investment Operations
Net investment income (loss) A,B	.12	.30	.38	.62 C	.50	.51
Net realized and unrealized gain (loss)	7.62	3.79	.28	7.29	1.36	2.97
Total from investment operations	7.74	4.09	.66	7.91	1.86	3.48
Distributions from net investment income	(.30)	(.38)	(.61)	(.57)	(.60)	(.45)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)	(3.99)
Total distributions	(1.39)	(.75)	(2.51)	(1.75)	(2.68)	(4.44)
Net asset value, end of period	$45.98	$39.63	$36.29	$38.14	$31.98	$32.80
Total Return D,E,F	20.02%	11.62%	1.49%	25.87%	5.91%	14.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08% I	1.16%	.92%	.80%	.75%	.91%
Expenses net of fee waivers, if any	1.07 % I	1.15%	.91%	.80%	.75%	.91%
Expenses net of all reductions	1.07% I	1.15%	.91%	.80%	.75%	.90%
Net investment income (loss)	.58% I	.82%	1.07%	1.67% C	1.76%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$727,473	$608,811	$532,911	$468,894	$389,143	$423,325
Portfolio turnover rate J	22 % I	13%	11%	17%	22%	28% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Large Cap Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$39.49	$36.14	$37.99	$31.86	$32.69	$33.63
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.29	.52 C	.42	.43
Net realized and unrealized gain (loss)	7.59	3.78	.27	7.28	1.35	2.98
Total from investment operations	7.66	3.99	.56	7.80	1.77	3.41
Distributions from net investment income	(.19)	(.27)	(.52)	(.49)	(.52)	(.36)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)	(3.99)
Total distributions	(1.28)	(.64)	(2.41) D	(1.67)	(2.60)	(4.35)
Net asset value, end of period	$45.87	$39.49	$36.14	$37.99	$31.86	$32.69
Total Return E,F,G	19.86%	11.36%	1.23%	25.55%	5.62%	13.93%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.33% J	1.41%	1.17%	1.05%	1.01%	1.17%
Expenses net of fee waivers, if any	1.32 % J	1.40%	1.16%	1.05%	1.01%	1.16%
Expenses net of all reductions	1.32% J	1.40%	1.16%	1.05%	1.00%	1.16%
Net investment income (loss)	.34% J	.58%	.83%	1.42% C	1.50%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$195,336	$169,910	$166,368	$176,983	$153,918	$175,139
Portfolio turnover rate K	22 % J	13%	11%	17%	22%	28% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Large Cap Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.11	$31.34	$33.25	$28.08	$29.09	$30.44
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.02	.09	.29 C	.25	.25
Net realized and unrealized gain (loss)	6.55	3.27	.24	6.40	1.18	2.60
Total from investment operations	6.52	3.29	.33	6.69	1.43	2.85
Distributions from net investment income	(.04)	(.15)	(.34)	(.34)	(.36)	(.21)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)	(3.99)
Total distributions	(1.13)	(.52)	(2.24)	(1.52)	(2.44)	(4.20)
Net asset value, end of period	$39.50	$34.11	$31.34	$33.25	$28.08	$29.09
Total Return D,E,F	19.58%	10.77%	.70%	24.90%	5.10%	13.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.85% I	1.93%	1.69%	1.57%	1.53%	1.67%
Expenses net of fee waivers, if any	1.84 % I	1.93%	1.68%	1.57%	1.52%	1.67%
Expenses net of all reductions	1.84% I	1.93%	1.68%	1.57%	1.52%	1.67%
Net investment income (loss)	(.18)% I	.05%	.30%	.90% C	.98%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$86,494	$78,499	$81,509	$89,886	$88,926	$119,072
Portfolio turnover rate J	22 % I	13%	11%	17%	22%	28% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Large Cap Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$42.48	$38.83	$40.63	$33.94	$34.63	$35.37
Income from Investment Operations
Net investment income (loss) A,B	.19	.43	.51	.76 C	.61	.62
Net realized and unrealized gain (loss)	8.18	4.04	.30	7.76	1.44	3.17
Total from investment operations	8.37	4.47	.81	8.52	2.05	3.79
Distributions from net investment income	(.39)	(.45)	(.71)	(.64)	(.66)	(.54)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)	(3.99)
Total distributions	(1.48)	(.82)	(2.61)	(1.83) D	(2.74)	(4.53)
Net asset value, end of period	$49.37	$42.48	$38.83	$40.63	$33.94	$34.63
Total Return E,F	20.19%	11.90%	1.77%	26.22%	6.17%	14.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I	.90%	.65%	.54%	.48%	.64%
Expenses net of fee waivers, if any	.82 % I	.89%	.65%	.54%	.48%	.64%
Expenses net of all reductions	.82% I	.89%	.65%	.54%	.48%	.64%
Net investment income (loss)	.84% I	1.08%	1.34%	1.93% C	2.03%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$304,292	$263,769	$224,889	$257,331	$206,090	$301,067
Portfolio turnover rate J	22 % I	13%	11%	17%	22%	28% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Large Cap Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$42.46	$38.81	$40.61	$33.93	$34.64	$35.41
Income from Investment Operations
Net investment income (loss) A,B	.22	.48	.55	.81 C	.64	.66
Net realized and unrealized gain (loss)	8.15	4.04	.30	7.74	1.45	3.16
Total from investment operations	8.37	4.52	.85	8.55	2.09	3.82
Distributions from net investment income	(.44)	(.50)	(.76)	(.69)	(.72)	(.60)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)	(3.99)
Total distributions	(1.53)	(.87)	(2.65) D	(1.87)	(2.80)	(4.59)
Net asset value, end of period	$49.30	$42.46	$38.81	$40.61	$33.93	$34.64
Total Return E,F	20.23%	12.06%	1.88%	26.36%	6.30%	14.67%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.78%	.53%	.42%	.36%	.51%
Expenses net of fee waivers, if any	.70 % I	.77%	.53%	.42%	.36%	.51%
Expenses net of all reductions	.70% I	.77%	.53%	.42%	.36%	.51%
Net investment income (loss)	.96% I	1.20%	1.46%	2.05% C	2.15%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$73,594	$57,007	$43,889	$39,055	$30,308	$28,596
Portfolio turnover rate J	22 % I	13%	11%	17%	22%	28% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$623,394,915
Gross unrealized depreciation	(32,533,468)
Net unrealized appreciation (depreciation)	$590,861,447
Tax cost	$795,716,968

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	134,740,067	151,684,154
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.71
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.71
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Large Cap Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .11%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	841,170	17,468
Class M	.25%	.25%	459,001	676
Class C	.75%	.25%	417,552	55,105
			1,717,723	73,249

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	132,178
Class M	5,184
Class CA	746
138,108

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1712
Class M	.1691
Class C	.1911
Class I	.1622

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	276,783.17
Class M	75,037.17
Class C	39,175.19
Class I	107,077.16
Class Z	6,338.04
	504,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.0289

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Large Cap Fund	2,005

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Large Cap Fund	9,676,747	6,741,475	1,816,142
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Large Cap Fund	1,143
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Large Cap Fund	1,216	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $444. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	28

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54,577.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Large Cap Fund
Distributions to shareholders
Class A	$21,321,625	$10,995,838
Class M	5,472,128	2,923,336
Class C	2,581,326	1,372,106
Class I	8,557,886	4,801,903
Class Z	2,060,090	1,016,145
Total	$39,993,055	$21,109,328
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Large Cap Fund
Class A
Shares sold	1,242,598	2,807,564	$52,994,310	$103,049,397
Reinvestment of distributions	499,997	303,648	20,119,880	10,211,667
Shares redeemed	(1,282,834)	(2,434,322)	(54,422,615)	(88,871,917)
Net increase (decrease)	459,761	676,890	$18,691,575	$24,389,147
Class M
Shares sold	172,452	342,729	$7,337,138	$12,674,254
Reinvestment of distributions	134,296	85,769	5,397,348	2,880,972
Shares redeemed	(351,133)	(728,972)	(14,756,263)	(26,964,973)
Net increase (decrease)	(44,385)	(300,474)	$(2,021,777)	$(11,409,747)
Class C
Shares sold	221,953	556,640	$8,172,155	$17,464,429
Reinvestment of distributions	70,788	44,771	2,454,927	1,305,531
Shares redeemed	(404,026)	(900,797)	(14,826,189)	(28,576,810)
Net increase (decrease)	(111,285)	(299,386)	$(4,199,107)	$(9,806,850)
Class I
Shares sold	994,273	1,808,651	$45,921,637	$71,353,892
Reinvestment of distributions	160,194	111,978	6,912,377	4,027,848
Shares redeemed	(1,199,129)	(1,504,177)	(53,799,031)	(59,011,039)
Net increase (decrease)	(44,662)	416,452	$(965,017)	$16,370,701
Class Z
Shares sold	303,971	456,929	$14,184,078	$18,091,935
Reinvestment of distributions	44,052	25,887	1,897,330	929,329
Shares redeemed	(198,042)	(271,001)	(9,097,875)	(10,611,382)
Net increase (decrease)	149,981	211,815	$6,983,533	$8,409,882
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Large Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Large Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context. The Board noted that the total expense ratio of Class I of the fund ranked above the similar sales load structure group competitive median due to the fund's positive performance adjustment.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704742.126
LC-SANN-0724
Fidelity Advisor® Equity Growth Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Growth Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.2%
Entertainment - 4.7%
Live Nation Entertainment, Inc. (a)	298,200	27,953
Netflix, Inc. (a)	321,107	206,029
Universal Music Group NV	5,688,584	177,277
Universal Music Group NV rights (a)(b)	5,688,584	1,667
Warner Music Group Corp. Class A	2,032,571	60,530
		473,456
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A	2,869,774	495,036
Epic Games, Inc. (a)(c)(d)	3,289	1,973
Meta Platforms, Inc. Class A	314,417	146,779
		643,788
TOTAL COMMUNICATION SERVICES		1,117,244
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)(e)	324,600	8,329
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	1,040,457	29,194
Broadline Retail - 6.2%
Amazon.com, Inc. (a)	2,675,237	472,019
MercadoLibre, Inc. (a)	54,528	94,092
PDD Holdings, Inc. ADR (a)	327,209	49,009
Savers Value Village, Inc. (e)	714,059	9,683
		624,803
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	55,300	10,584
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	802,493	116,305
Domino's Pizza, Inc.	113,100	57,520
Kura Sushi U.S.A., Inc. Class A (a)(e)	117,348	11,724
Trip.com Group Ltd. ADR (a)	178,500	9,195
		194,744
Household Durables - 0.1%
Blu Investments LLC (a)(c)(d)	12,123,162	4
TopBuild Corp. (a)	12,400	5,183
		5,187
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	44,854	35,872
TOTAL CONSUMER DISCRETIONARY		908,713
CONSUMER STAPLES - 0.7%
Beverages - 0.6%
Monster Beverage Corp. (a)	1,240,602	64,412
Personal Care Products - 0.1%
Puig Brands SA Class B	176,100	4,993
TOTAL CONSUMER STAPLES		69,405
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	241,500	18,554
Cheniere Energy, Inc.	507,142	80,022
Range Resources Corp.	1,424,309	52,571
Reliance Industries Ltd.	2,688,705	92,163
		243,310
FINANCIALS - 6.2%
Capital Markets - 0.4%
Ares Management Corp. Class A,	148,899	20,871
LPL Financial	37,700	10,790
Morgan Stanley	49,400	4,833
MSCI, Inc.	8,900	4,407
		40,901
Consumer Finance - 0.4%
Capital One Financial Corp.	314,200	43,243
Financial Services - 4.4%
Apollo Global Management, Inc.	77,989	9,059
Corebridge Financial, Inc.	812,105	23,689
Fiserv, Inc. (a)	127,828	19,144
Global Payments, Inc.	463,262	47,183
MasterCard, Inc. Class A	371,966	166,295
Rocket Companies, Inc. (a)(e)	1,284,641	17,857
Visa, Inc. Class A	583,300	158,926
		442,153
Insurance - 1.0%
Arthur J. Gallagher & Co.	284,452	72,060
The Baldwin Insurance Group, Inc. Class A, (a)	686,621	23,125
		95,185
TOTAL FINANCIALS		621,482
HEALTH CARE - 14.4%
Biotechnology - 3.6%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,000,100	220
rights (a)(d)	1,000,100	70
Alnylam Pharmaceuticals, Inc. (a)	290,227	43,078
Arcellx, Inc. (a)	61,713	3,209
Arrowhead Pharmaceuticals, Inc. (a)	247,939	5,690
Beam Therapeutics, Inc. (a)	74,295	1,770
BioNTech SE ADR (a)	108,200	10,885
Blueprint Medicines Corp. (a)	41,541	4,385
Cytokinetics, Inc. (a)	210,481	10,210
Exact Sciences Corp. (a)	932,500	42,382
Galapagos NV sponsored ADR (a)	431,461	12,003
Gamida Cell Ltd. (d)	1,892,438	0
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	353,699	0
Hookipa Pharma, Inc. (a)	668,753	531
Immunocore Holdings PLC ADR (a)	169,248	8,290
Insmed, Inc. (a)	1,034,247	56,935
Janux Therapeutics, Inc. (a)	21,500	1,150
Krystal Biotech, Inc. (a)	33,271	5,325
Legend Biotech Corp. ADR (a)	221,775	8,873
Moderna, Inc. (a)	69,500	9,907
Regeneron Pharmaceuticals, Inc. (a)	96,060	94,154
Repligen Corp. (a)	178,261	26,577
Sarepta Therapeutics, Inc. (a)	56,021	7,275
Seres Therapeutics, Inc. (a)	234,668	235
Synlogic, Inc. (a)	43,125	67
Vor Biopharma, Inc. (a)	474,267	640
XOMA Corp. (a)	290,689	7,497
		361,358
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	126,300	32,486
Boston Scientific Corp. (a)	3,384,434	255,762
Glaukos Corp. (a)	211,402	23,829
Hologic, Inc. (a)	249,700	18,423
Inspire Medical Systems, Inc. (a)	64,309	10,212
Lantheus Holdings, Inc. (a)	93,767	7,673
Penumbra, Inc. (a)	52,871	10,017
Pulmonx Corp. (a)	196,800	1,427
RxSight, Inc. (a)	53,800	3,146
		362,975
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	1,084,856	88,611
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	46,804	6,104
Bio-Techne Corp.	253,195	19,544
Bruker Corp.	1,038,887	68,057
Chemometec A/S	120,373	6,411
Codexis, Inc. (a)	1,123,114	3,796
Danaher Corp.	314,212	80,690
MaxCyte, Inc. (a)	1,127,055	5,049
Sartorius Stedim Biotech	123,919	24,685
Thermo Fisher Scientific, Inc.	119,814	68,052
		282,388
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	156,678	161
Chugai Pharmaceutical Co. Ltd.	593,934	18,071
Eli Lilly & Co.	326,326	267,698
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,584,500	60,686
		346,616
TOTAL HEALTH CARE		1,441,948
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
General Electric Co.	915,200	151,136
Loar Holdings, Inc. (a)	9,400	536
		151,672
Commercial Services & Supplies - 0.1%
Montrose Environmental Group, Inc. (a)	82,100	3,860
Electrical Equipment - 2.1%
Eaton Corp. PLC	367,285	122,251
GE Vernova LLC	397,100	69,850
HD Hyundai Electric Co. Ltd.	99,470	21,633
		213,734
Ground Transportation - 3.7%
Uber Technologies, Inc. (a)	5,791,369	373,891
Machinery - 1.5%
Chart Industries, Inc. (a)	72,800	11,432
Energy Recovery, Inc. (a)	287,293	3,878
Ingersoll Rand, Inc.	1,115,395	103,788
Westinghouse Air Brake Tech Co.	190,997	32,322
		151,420
Professional Services - 2.7%
Equifax, Inc.	507,513	117,433
KBR, Inc.	1,276,825	83,836
RELX PLC sponsored ADR	973,200	42,782
UL Solutions, Inc. Class A	648,700	25,020
		269,071
Trading Companies & Distributors - 0.9%
Ferguson PLC	422,403	86,455
TOTAL INDUSTRIALS		1,250,103
INFORMATION TECHNOLOGY - 41.8%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	42,900	10,276
Flex Ltd. (a)	2,117,381	70,149
Jabil, Inc.	432,462	51,420
		131,845
IT Services - 1.5%
Gartner, Inc. (a)	82,739	34,723
MongoDB, Inc. Class A (a)	509,507	120,274
		154,997
Semiconductors & Semiconductor Equipment - 18.8%
Allegro MicroSystems LLC (a)	1,460,269	44,013
ASML Holding NV (depository receipt)	148,887	142,984
Astera Labs, Inc.	17,400	1,123
BE Semiconductor Industries NV	447,902	66,633
eMemory Technology, Inc.	36,000	2,446
Marvell Technology, Inc.	258,234	17,769
Micron Technology, Inc.	1,010,700	126,338
NVIDIA Corp.	933,642	1,023,580
NXP Semiconductors NV	298,239	81,151
Qualcomm, Inc.	343,600	70,112
SiTime Corp. (a)	401,093	48,861
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,370,709	207,032
Universal Display Corp.	273,851	48,116
		1,880,158
Software - 15.1%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	2,071,818	3,916
Autodesk, Inc. (a)	44,500	8,971
HubSpot, Inc. (a)	159,706	97,588
Manhattan Associates, Inc. (a)	259,239	56,913
Microsoft Corp.	3,024,481	1,255,557
NICE Ltd. sponsored ADR (a)	213,150	39,128
ServiceNow, Inc. (a)	73,249	48,119
Volue A/S (a)	1,205,893	3,880
		1,514,072
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	2,648,519	509,178
TOTAL INFORMATION TECHNOLOGY		4,190,250
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(e)	510,078	15,262
TOTAL COMMON STOCKS (Cost $5,908,974)		9,857,717

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (c)(d)	846	902
Series A2 (c)(d)	154	164
		1,066
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	57,400	752
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	111,100	340
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	367,427	933
Series D (c)(d)	3,611,038	8,125
		9,058
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	76,285	1,227
Series C3 (a)(c)(d)	95,356	1,534
Series C4 (a)(c)(d)	27,230	438
Series C5 (a)(c)(d)	53,844	866
		4,065
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,706)		15,281

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(g) (Cost $1,619)	1,619	1,606

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(g) (Cost $2,252)	2,252	2,347

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	103,407,803	103,428
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	32,022,192	32,025
TOTAL MONEY MARKET FUNDS (Cost $135,453)		135,453

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,075,004)	10,012,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,349
NET ASSETS - 100.0%	10,015,753

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,127,000 or 0.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	732

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	2,424

ASAPP, Inc. Series D	8/29/23	13,944

Blu Investments LLC	5/21/20	21

Canva, Inc. Series A	9/22/23	902

Canva, Inc. Series A2	9/22/23	164

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Illuminated Holdings, Inc. 15%	6/14/23	1,619

Illuminated Holdings, Inc. 15%	9/27/23	2,252

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,729	909,456	897,757	4,343	-	-	103,428	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	54,549	383,971	406,495	91	-	-	32,025	0.1%
Total	146,278	1,293,427	1,304,252	4,434	-	-	135,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,117,244	937,994	177,277	1,973
Consumer Discretionary	909,779	843,643	65,066	1,070
Consumer Staples	69,405	64,412	4,993	-
Energy	243,310	243,310	-	-
Financials	622,234	621,482	-	752
Health Care	1,442,288	1,392,491	49,167	630
Industrials	1,250,103	1,142,015	108,088	-
Information Technology	4,199,308	4,113,375	72,959	12,974
Materials	19,327	15,262	-	4,065

Corporate Bonds	1,606	-	-	1,606

Preferred Securities	2,347	-	-	2,347

Money Market Funds	135,453	135,453	-	-
Total Investments in Securities:	10,012,404	9,509,437	477,550	25,417
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,373) - See accompanying schedule:
Unaffiliated issuers (cost $5,939,551)	$9,876,951
Fidelity Central Funds (cost $135,453)	135,453

Total Investment in Securities (cost $6,075,004)		$10,012,404
Foreign currency held at value (cost $1,063)		1,063
Receivable for investments sold		34,840
Receivable for fund shares sold		11,847
Dividends receivable		6,679
Interest receivable		85
Distributions receivable from Fidelity Central Funds		365
Prepaid expenses		1
Other receivables		128
Total assets		10,067,412
Liabilities
Payable for investments purchased
Regular delivery	$3,769
Delayed delivery	1,667
Payable for fund shares redeemed	3,672
Accrued management fee	5,226
Distribution and service plan fees payable	1,402
Deferred taxes	3,700
Other payables and accrued expenses	203
Collateral on securities loaned	32,020
Total liabilities		51,659
Net Assets		$10,015,753
Net Assets consist of:
Paid in capital		$5,692,801
Total accumulated earnings (loss)		4,322,952
Net Assets		$10,015,753

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,307,816 ÷ 115,828 shares)(a)		$19.92
Maximum offering price per share (100/94.25 of $19.92)		$21.14
Class M :
Net Asset Value and redemption price per share ($1,896,592 ÷ 99,002 shares)(a)		$19.16
Maximum offering price per share (100/96.50 of $19.16)		$19.85
Class C :
Net Asset Value and offering price per share ($170,197 ÷ 11,461 shares)(a)		$14.85
Class I :
Net Asset Value, offering price and redemption price per share ($3,048,559 ÷ 131,805 shares)		$23.13
Class Z :
Net Asset Value, offering price and redemption price per share ($2,592,589 ÷ 110,386 shares)		$23.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$24,555
Interest		85
Income from Fidelity Central Funds (including $91 from security lending)		4,434
Total income		29,074
Expenses
Management fee	$26,417
Transfer agent fees	2,874
Distribution and service plan fees	7,923
Accounting fees	312
Custodian fees and expenses	96
Independent trustees' fees and expenses	19
Registration fees	119
Audit	40
Legal	4
Miscellaneous	52
Total expenses before reductions	37,856
Expense reductions	(380)
Total expenses after reductions		37,476
Net Investment income (loss)		(8,402)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	403,870
Redemptions in-kind	6,217
Foreign currency transactions	42
Total net realized gain (loss)		410,129
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,553)	1,355,532
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		1,355,552
Net gain (loss)		1,765,681
Net increase (decrease) in net assets resulting from operations		$1,757,279
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,402)	$(5,213)
Net realized gain (loss)	410,129	58,197
Change in net unrealized appreciation (depreciation)	1,355,552	1,227,720
Net increase (decrease) in net assets resulting from operations	1,757,279	1,280,704
Distributions to shareholders	(42,611)	(103,218)

Share transactions - net increase (decrease)	590,470	1,647,315
Total increase (decrease) in net assets	2,305,138	2,824,801

Net Assets
Beginning of period	7,710,615	4,885,814
End of period	$10,015,753	$7,710,615

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$13.85	$19.23	$17.06	$13.07	$11.84
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.02)	(.02)	- C	(.05)	(.02)
Net realized and unrealized gain (loss)	3.66	2.85	(3.14)	4.08	5.22	1.97
Total from investment operations	3.63	2.83	(3.16)	4.08	5.17	1.95
Distributions from net realized gain	(.10)	(.29)	(2.22)	(1.91)	(1.18)	(.72)
Total distributions	(.10)	(.29)	(2.22)	(1.91)	(1.18)	(.72)
Net asset value, end of period	$19.92	$16.39	$13.85	$19.23	$17.06	$13.07
Total Return D,E,F	22.22%	21.03%	(18.79)%	26.35%	42.92%	18.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I,J	.96%	.97%	.97%	.99%	1.01%
Expenses net of fee waivers, if any	.93 % I,J	.96%	.97%	.97%	.99%	1.01%
Expenses net of all reductions	.93% I,J	.96%	.97%	.97%	.99%	1.01%
Net investment income (loss)	(.29)% I,J	(.16)%	(.11)%	(.02)% C	(.33)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$2,308	$1,821	$1,422	$1,752	$1,477	$1,049
Portfolio turnover rate K	37 % I,L	43%	40%	44%	52%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.78	$13.38	$18.64	$16.60	$12.78	$11.61
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.06)	(.05)	(.04) C	(.08)	(.05)
Net realized and unrealized gain (loss)	3.53	2.75	(3.04)	3.95	5.08	1.94
Total from investment operations	3.48	2.69	(3.09)	3.91	5.00	1.89
Distributions from net realized gain	(.10)	(.29)	(2.17)	(1.87)	(1.18)	(.72)
Total distributions	(.10)	(.29)	(2.17)	(1.87)	(1.18)	(.72)
Net asset value, end of period	$19.16	$15.78	$13.38	$18.64	$16.60	$12.78
Total Return D,E,F	22.13%	20.71%	(18.95)%	25.99%	42.54%	18.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.18% I,J	1.21%	1.21%	1.21%	1.23%	1.25%
Expenses net of fee waivers, if any	1.17 % I,J	1.20%	1.21%	1.21%	1.23%	1.25%
Expenses net of all reductions	1.17% I,J	1.20%	1.21%	1.21%	1.23%	1.24%
Net investment income (loss)	(.53)% I,J	(.40)%	(.36)%	(.26)% C	(.57)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$1,897	$1,619	$1,437	$1,938	$1,747	$1,417
Portfolio turnover rate K	37 % I,L	43%	40%	44%	52%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$10.54	$15.14	$13.84	$10.90	$10.07
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.10)	(.10)	(.11) C	(.13)	(.09)
Net realized and unrealized gain (loss)	2.74	2.13	(2.39)	3.24	4.25	1.64
Total from investment operations	2.67	2.03	(2.49)	3.13	4.12	1.55
Distributions from net realized gain	(.10)	(.29)	(2.11)	(1.83)	(1.18)	(.72)
Total distributions	(.10)	(.29)	(2.11)	(1.83)	(1.18)	(.72)
Net asset value, end of period	$14.85	$12.28	$10.54	$15.14	$13.84	$10.90
Total Return D,E,F	21.84%	20.01%	(19.38)%	25.36%	41.73%	17.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I,J	1.74%	1.75%	1.74%	1.78%	1.80%
Expenses net of fee waivers, if any	1.69 % I,J	1.74%	1.75%	1.74%	1.77%	1.80%
Expenses net of all reductions	1.69% I,J	1.74%	1.75%	1.74%	1.77%	1.79%
Net investment income (loss)	(1.05)% I	(.93)% J	(.89)%	(.79)% C	(1.12)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$170	$133	$98	$134	$131	$101
Portfolio turnover rate K	37 % I,L	43%	40%	44%	52%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.99	$15.95	$21.82	$19.10	$14.46	$12.98
Income from Investment Operations
Net investment income (loss) A,B	- C	.02	.02	.05 D	(.01)	.01
Net realized and unrealized gain (loss)	4.24	3.31	(3.63)	4.61	5.83	2.19
Total from investment operations	4.24	3.33	(3.61)	4.66	5.82	2.20
Distributions from net realized gain	(.10)	(.29)	(2.26)	(1.94)	(1.18)	(.72)
Total distributions	(.10)	(.29)	(2.26)	(1.94)	(1.18)	(.72)
Net asset value, end of period	$23.13	$18.99	$15.95	$21.82	$19.10	$14.46
Total Return E,F	22.39%	21.40%	(18.62)%	26.65%	43.32%	18.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I,J	.71%	.72%	.71%	.74%	.75%
Expenses net of fee waivers, if any	.68 % I,J	.71%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.68% I,J	.71%	.71%	.71%	.73%	.75%
Net investment income (loss)	(.04)% I,J	.09%	.14%	.24% D	(.07)%	.10%
Supplemental Data
Net assets, end of period (in millions)	$3,049	$2,548	$1,285	$1,067	$770	$548
Portfolio turnover rate K	37 % I,L	43%	40%	44%	52%	49% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.27	$16.17	$22.07	$19.30	$14.59	$13.07
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.04	.07 C	.01	.03
Net realized and unrealized gain (loss)	4.31	3.35	(3.66)	4.66	5.88	2.21
Total from investment operations	4.32	3.39	(3.62)	4.73	5.89	2.24
Distributions from net realized gain	(.10)	(.29)	(2.28)	(1.96)	(1.18)	(.72)
Total distributions	(.10)	(.29)	(2.28)	(1.96)	(1.18)	(.72)
Net asset value, end of period	$23.49	$19.27	$16.17	$22.07	$19.30	$14.59
Total Return D,E	22.48%	21.48%	(18.46)%	26.77%	43.43%	18.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57% H,I	.59%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.57 % H,I	.59%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.57% H,I	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	.07% H,I	.22%	.26%	.35% C	.05%	.23%
Supplemental Data
Net assets, end of period (in millions)	$2,593	$1,590	$645	$285	$180	$112
Portfolio turnover rate J	37 % H,K	43%	40%	44%	52%	49% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$23

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,158,339
Gross unrealized depreciation	(226,377)
Net unrealized appreciation (depreciation)	$3,931,962
Tax cost	$6,080,442

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	2,135,328	1,644,258

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	565	6,217	11,042
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67%
Class M	.66%
Class C	.70%
Class I	.67%
Class Z	.55%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.55

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,646	66
Class M	.25%	.25%	4,506	26
Class C	.75%	.25%	771	200
			7,923	292

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	535
Class M	19
Class CA	2
556

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1635
Class M	.1570
Class C	.1883
Class I	.1641

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	825.17
Class M	688.16
Class C	68.19
Class I	1,076.17
Class Z	217.04
	2,874

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.0147

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Growth Fund	12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Equity Growth Fund	102,179	58,966	8,507
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Equity Growth Fund	8
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Growth Fund	10	5	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $379.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$10,700	$29,592
Class M	9,787	30,631
Class C	1,028	2,701
Class I	11,788	27,944
Class Z	9,308	12,350
Total	$42,611	$103,218
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	11,477	21,267	$213,171	$310,421
Reinvestment of distributions	581	2,171	9,924	27,414
Shares redeemed	(7,346)	(15,004)	(135,881)	(218,142)
Net increase (decrease)	4,712	8,434	$87,214	$119,693
Class M
Shares sold	4,160	7,691	$74,406	$107,913
Reinvestment of distributions	582	2,457	9,560	29,949
Shares redeemed	(8,340)	(14,950)	(148,284)	(210,990)
Net increase (decrease)	(3,598)	(4,802)	$(64,318)	$(73,128)
Class C
Shares sold	2,198	4,131	$30,534	$45,054
Reinvestment of distributions	79	276	1,007	2,629
Shares redeemed	(1,608)	(2,881)	(21,989)	(31,585)
Net increase (decrease)	669	1,526	$9,552	$16,098
Class I
Shares sold	24,258	80,228	$524,921	$1,321,123
Reinvestment of distributions	562	1,802	11,122	26,307
Shares redeemed	(27,234)	(28,342)	(557,123)	(479,338)
Net increase (decrease)	(2,414)	53,688	$(21,080)	$868,092
Class Z
Shares sold	38,100	58,182	$803,473	$985,369
Reinvestment of distributions	438	773	8,799	11,444
Shares redeemed	(10,666)	(16,335)	(233,170)	(280,253)
Net increase (decrease)	27,872	42,620	$579,102	$716,560
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Equity Growth Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704747.126
EPG-SANN-0724
Fidelity Advisor® Dividend Growth Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Dividend Growth Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Interactive Media & Services - 4.0%
Alphabet, Inc. Class A	49,300	8,504
Meta Platforms, Inc. Class A	112,800	52,658
		61,162
Media - 1.1%
Comcast Corp. Class A	404,650	16,198
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	49,500	8,661
TOTAL COMMUNICATION SERVICES		86,021
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 0.3%
Churchill Downs, Inc.	14,700	1,904
Hilton Worldwide Holdings, Inc.	15,400	3,089
Starbucks Corp.	100	8
		5,001
Household Durables - 1.4%
D.R. Horton, Inc.	17,900	2,646
JM AB (B Shares) (a)	220,389	4,276
Lennar Corp. Class A	24,500	3,929
Vistry Group PLC	628,000	10,405
		21,256
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	107,400	4,110
TOTAL CONSUMER DISCRETIONARY		30,367
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Keurig Dr. Pepper, Inc.	208,000	7,124
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	77,700	4,535
Personal Care Products - 0.4%
Kenvue, Inc.	317,300	6,124
Tobacco - 2.4%
Altria Group, Inc.	113,273	5,239
British American Tobacco PLC (United Kingdom)	292,767	9,054
Philip Morris International, Inc.	219,500	22,253
		36,546
TOTAL CONSUMER STAPLES		54,329
ENERGY - 11.3%
Energy Equipment & Services - 3.2%
Borr Drilling Ltd.	205,300	1,377
Borr Drilling Ltd.	1,018,800	7,020
Noble Corp. PLC (a)	189,998	8,827
Seadrill Ltd. (b)	119,000	6,173
Subsea 7 SA sponsored ADR	241,600	4,446
Tidewater, Inc. (b)	200,900	20,759
		48,602
Oil, Gas & Consumable Fuels - 8.1%
Cameco Corp. (a)	93,000	5,162
Cool Co. Ltd.	253,118	3,173
Energy Transfer LP	1,304,400	20,440
Enterprise Products Partners LP	428,700	12,218
Exxon Mobil Corp.	354,222	41,536
Marathon Petroleum Corp.	21,200	3,744
Parkland Corp.	286,300	8,262
Reliance Industries Ltd. GDR (c)	94,400	6,594
Sitio Royalties Corp.	353,700	8,287
Teekay Tankers Ltd.	185,639	13,520
		122,936
TOTAL ENERGY		171,538
FINANCIALS - 14.9%
Banks - 2.4%
Bank of America Corp.	279,500	11,177
HDFC Bank Ltd.	216,400	3,976
Wells Fargo & Co.	346,990	20,792
		35,945
Capital Markets - 4.2%
Ares Capital Corp. (a)	896,997	19,348
Blue Owl Capital, Inc. Class A	410,500	7,385
Brookfield Corp. Class A	497,100	21,619
BSE Ltd.	122,700	3,960
Intercontinental Exchange, Inc.	46,000	6,159
KKR & Co. LP	45,000	4,628
		63,099
Financial Services - 5.9%
Apollo Global Management, Inc.	243,700	28,308
Fidelity National Information Services, Inc.	68,300	5,183
Global Payments, Inc.	149,400	15,216
MasterCard, Inc. Class A	38,300	17,123
Visa, Inc. Class A	89,623	24,419
		90,249
Insurance - 2.4%
Arthur J. Gallagher & Co.	43,300	10,969
Chubb Ltd.	40,700	11,022
Fidelity National Financial, Inc.	76,900	3,873
Marsh & McLennan Companies, Inc.	24,900	5,169
The Travelers Companies, Inc.	28,400	6,126
		37,159
TOTAL FINANCIALS		226,452
HEALTH CARE - 8.2%
Biotechnology - 0.3%
Gilead Sciences, Inc.	65,600	4,216
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	41,300	4,100
Cigna Group	71,600	24,675
Elevance Health, Inc.	21,500	11,577
HCA Holdings, Inc.	7,500	2,548
Humana, Inc.	15,600	5,587
UnitedHealth Group, Inc.	52,497	26,005
		74,492
Life Sciences Tools & Services - 0.3%
Danaher Corp.	14,000	3,595
Thermo Fisher Scientific, Inc.	1,800	1,022
		4,617
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	67,000	2,753
Eli Lilly & Co.	27,700	22,723
Novo Nordisk A/S Series B sponsored ADR	64,900	8,780
Royalty Pharma PLC	258,800	7,094
		41,350
TOTAL HEALTH CARE		124,675
INDUSTRIALS - 16.1%
Aerospace & Defense - 5.9%
Airbus Group NV	17,400	2,960
BAE Systems PLC	270,500	4,817
General Dynamics Corp.	30,900	9,263
General Electric Co.	80,987	13,374
Howmet Aerospace, Inc.	82,300	6,967
Huntington Ingalls Industries, Inc.	30,800	7,795
Spirit AeroSystems Holdings, Inc. Class A (b)	204,300	6,194
Textron, Inc.	68,800	6,028
Thales SA	36,600	6,647
The Boeing Co. (b)	146,000	25,931
		89,976
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	170,600	5,371
The Brink's Co.	70,500	7,278
		12,649
Construction & Engineering - 1.3%
EMCOR Group, Inc.	34,100	13,253
Quanta Services, Inc.	24,000	6,623
		19,876
Electrical Equipment - 3.1%
GE Vernova LLC	99,046	17,422
nVent Electric PLC	69,600	5,664
Prysmian SpA	67,600	4,446
Vertiv Holdings Co.	191,900	18,820
		46,352
Machinery - 1.9%
Allison Transmission Holdings, Inc.	368,943	27,970
Marine Transportation - 0.8%
2020 Bulkers Ltd.	215,900	3,372
Himalaya Shipping Ltd.	76,700	735
Himalaya Shipping Ltd.	207,000	1,973
Stolt-Nielsen SA	132,300	6,111
		12,191
Professional Services - 1.4%
Genpact Ltd.	107,200	3,544
Paycom Software, Inc.	46,700	6,786
SS&C Technologies Holdings, Inc.	173,300	10,753
		21,083
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	19,300	3,725
Watsco, Inc. (a)	20,500	9,735
		13,460
TOTAL INDUSTRIALS		243,557
INFORMATION TECHNOLOGY - 26.9%
IT Services - 0.2%
Amdocs Ltd.	33,700	2,662
Semiconductors & Semiconductor Equipment - 17.2%
Amkor Technology, Inc.	138,200	4,504
ASML Holding NV (Netherlands)	4,900	4,688
BE Semiconductor Industries NV	39,800	5,921
Broadcom, Inc.	25,600	34,011
Marvell Technology, Inc.	277,545	19,098
Micron Technology, Inc.	166,700	20,838
NVIDIA Corp.	100,100	109,740
NXP Semiconductors NV	30,868	8,399
Qualcomm, Inc.	107,000	21,833
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	76,500	11,555
Teradyne, Inc.	108,700	15,320
Universal Display Corp.	25,400	4,463
		260,370
Software - 8.3%
Intuit, Inc.	25,400	14,642
Microsoft Corp.	229,500	95,272
Oracle Corp.	117,700	13,793
Salesforce, Inc.	10,400	2,438
		126,145
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	18,096	3,479
Dell Technologies, Inc.	38,200	5,331
Samsung Electronics Co. Ltd.	184,410	9,783
		18,593
TOTAL INFORMATION TECHNOLOGY		407,770
MATERIALS - 3.2%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	35,500	3,529
Olin Corp.	50,700	2,726
		6,255
Metals & Mining - 2.8%
Arch Resources, Inc. Class A, (a)	40,400	7,027
First Quantum Minerals Ltd.	388,700	4,994
Franco-Nevada Corp.	36,300	4,494
Freeport-McMoRan, Inc.	151,200	7,973
Glencore PLC	717,100	4,420
Newmont Corp.	133,800	5,612
Wheaton Precious Metals Corp.	140,400	7,690
		42,210
TOTAL MATERIALS		48,465
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	15,000	2,936
Crown Castle, Inc.	37,300	3,823
Rexford Industrial Realty, Inc.	98,500	4,468
		11,227
Real Estate Management & Development - 0.7%
The St. Joe Co.	193,900	10,975
TOTAL REAL ESTATE		22,202
UTILITIES - 5.2%
Electric Utilities - 3.3%
Constellation Energy Corp.	33,833	7,350
Edison International	127,600	9,806
Exelon Corp.	147,300	5,531
FirstEnergy Corp.	170,500	6,864
NextEra Energy, Inc.	197,100	15,772
Southern Co.	71,200	5,706
		51,029
Independent Power and Renewable Electricity Producers - 1.9%
The AES Corp.	257,900	5,568
Vistra Corp.	231,300	22,917
		28,485
TOTAL UTILITIES		79,514
TOTAL COMMON STOCKS (Cost $1,063,357)		1,494,890

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	20,328,056	20,332
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	26,183,996	26,187
TOTAL MONEY MARKET FUNDS (Cost $46,519)		46,519

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,109,876)	1,541,409
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(25,086)
NET ASSETS - 100.0%	1,516,323

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,594,000 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,492	174,945	175,105	592	-	-	20,332	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,978	122,497	115,288	103	-	-	26,187	0.1%
Total	39,470	297,442	290,393	695	-	-	46,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	86,021	86,021	-	-
Consumer Discretionary	30,367	15,686	14,681	-
Consumer Staples	54,329	45,275	9,054	-
Energy	171,538	160,394	11,144	-
Financials	226,452	222,476	3,976	-
Health Care	124,675	124,675	-	-
Industrials	243,557	214,469	29,088	-
Information Technology	407,770	387,378	20,392	-
Materials	48,465	44,045	4,420	-
Real Estate	22,202	22,202	-	-
Utilities	79,514	79,514	-	-

Money Market Funds	46,519	46,519	-	-
Total Investments in Securities:	1,541,409	1,448,654	92,755	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,902) - See accompanying schedule:
Unaffiliated issuers (cost $1,063,357)	$1,494,890
Fidelity Central Funds (cost $46,519)	46,519

Total Investment in Securities (cost $1,109,876)		$1,541,409
Foreign currency held at value (cost $30)		29
Receivable for investments sold		152
Receivable for fund shares sold		1,294
Dividends receivable		1,860
Distributions receivable from Fidelity Central Funds		71
Other receivables		7
Total assets		1,544,822
Liabilities
Payable for fund shares redeemed	$901
Accrued management fee	914
Distribution and service plan fees payable	320
Deferred taxes	118
Other payables and accrued expenses	59
Collateral on securities loaned	26,187
Total liabilities		28,499
Net Assets		$1,516,323
Net Assets consist of:
Paid in capital		$1,041,060
Total accumulated earnings (loss)		475,263
Net Assets		$1,516,323

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($578,323 ÷ 26,564 shares)(a)		$21.77
Maximum offering price per share (100/94.25 of $21.77)		$23.10
Class M :
Net Asset Value and redemption price per share ($398,729 ÷ 18,394 shares)(a)		$21.68
Maximum offering price per share (100/96.50 of $21.68)		$22.47
Class C :
Net Asset Value and offering price per share ($46,447 ÷ 2,298 shares)(a)		$20.21
Class I :
Net Asset Value, offering price and redemption price per share ($371,867 ÷ 15,794 shares)(b)		$23.55
Class Z :
Net Asset Value, offering price and redemption price per share ($120,957 ÷ 5,031 shares)		$24.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$10,690
Income from Fidelity Central Funds (including $103 from security lending)		695
Total income		11,385
Expenses
Management fee
Basic fee	$4,066
Performance adjustment	(15)
Transfer agent fees	535
Distribution and service plan fees	1,788
Accounting fees	90
Custodian fees and expenses	18
Independent trustees' fees and expenses	3
Registration fees	44
Audit	32
Legal	2
Miscellaneous	16
Total expenses before reductions	6,579
Expense reductions	(56)
Total expenses after reductions		6,523
Net Investment income (loss)		4,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	46,973
Foreign currency transactions	(2)
Total net realized gain (loss)		46,971
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $118)	231,129
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		231,125
Net gain (loss)		278,096
Net increase (decrease) in net assets resulting from operations		$282,958
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,862	$11,589
Net realized gain (loss)	46,971	22,788
Change in net unrealized appreciation (depreciation)	231,125	40,768
Net increase (decrease) in net assets resulting from operations	282,958	75,145
Distributions to shareholders	(30,204)	(90,573)

Share transactions - net increase (decrease)	134,403	14,086
Total increase (decrease) in net assets	387,157	(1,342)

Net Assets
Beginning of period	1,129,166	1,130,508
End of period	$1,516,323	$1,129,166

Financial Highlights
Fidelity Advisor® Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.02	$18.40	$20.29	$16.20	$17.06	$17.97
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.21	.14	.27	.24 C
Net realized and unrealized gain (loss)	4.17	.95	(.83)	4.19	(.35)	1.39
Total from investment operations	4.24	1.13	(.62)	4.33	(.08)	1.63
Distributions from net investment income	(.13)	(.20)	(.28)	(.24)	(.25)	(.27)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)	(2.27)
Total distributions	(.49) D	(1.51)	(1.27)	(.24)	(.78) D	(2.54)
Net asset value, end of period	$21.77	$18.02	$18.40	$20.29	$16.20	$17.06
Total Return E,F,G	24.01%	7.00%	(3.46)%	27.06%	(.60)%	12.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.97% J	.99%	.82%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.96 % J	.99%	.81%	.83%	.81%	.82%
Expenses net of all reductions	.96% J	.99%	.81%	.83%	.80%	.81%
Net investment income (loss)	.74% J	1.08%	1.16%	.73%	1.84%	1.53% C
Supplemental Data
Net assets, end of period (in millions)	$578	$467	$452	$477	$374	$421
Portfolio turnover rate K	60 % J	65%	57%	54%	113%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.94	$18.29	$20.14	$16.08	$16.94	$17.85
Income from Investment Operations
Net investment income (loss) A,B	.05	.14	.17	.09	.23	.20 C
Net realized and unrealized gain (loss)	4.16	.94	(.83)	4.17	(.35)	1.39
Total from investment operations	4.21	1.08	(.66)	4.26	(.12)	1.59
Distributions from net investment income	(.10)	(.12)	(.20)	(.20)	(.21)	(.23)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)	(2.27)
Total distributions	(.47)	(1.43)	(1.19)	(.20)	(.74) D	(2.50)
Net asset value, end of period	$21.68	$17.94	$18.29	$20.14	$16.08	$16.94
Total Return E,F,G	23.92%	6.72%	(3.70)%	26.77%	(.85)%	12.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.21% J	1.23%	1.06%	1.07%	1.05%	1.07%
Expenses net of fee waivers, if any	1.20 % J	1.23%	1.06%	1.07%	1.05%	1.07%
Expenses net of all reductions	1.20% J	1.23%	1.06%	1.07%	1.04%	1.06%
Net investment income (loss)	.50% J	.84%	.92%	.49%	1.59%	1.28% C
Supplemental Data
Net assets, end of period (in millions)	$399	$334	$341	$368	$316	$376
Portfolio turnover rate K	60 % J	65%	57%	54%	113%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.77	$17.17	$18.89	$15.10	$15.92	$16.92
Income from Investment Operations
Net investment income (loss) A,B	-	.05	.06	(.01)	.14	.11 C
Net realized and unrealized gain (loss)	3.87	.87	(.77)	3.92	(.34)	1.29
Total from investment operations	3.87	.92	(.71)	3.91	(.20)	1.40
Distributions from net investment income	(.07)	(.02)	(.05)	(.12)	(.08)	(.14)
Distributions from net realized gain	(.37)	(1.31)	(.96)	-	(.54)	(2.27)
Total distributions	(.43) D	(1.32) D	(1.01)	(.12)	(.62)	(2.40) D
Net asset value, end of period	$20.21	$16.77	$17.17	$18.89	$15.10	$15.92
Total Return E,F,G	23.55%	6.17%	(4.18)%	26.03%	(1.41)%	11.98%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.73% J	1.78%	1.60%	1.62%	1.61%	1.62%
Expenses net of fee waivers, if any	1.72 % J	1.77%	1.60%	1.62%	1.61%	1.61%
Expenses net of all reductions	1.72% J	1.77%	1.60%	1.62%	1.60%	1.61%
Net investment income (loss)	(.02)% J	.29%	.38%	(.06)%	1.04%	.73% C
Supplemental Data
Net assets, end of period (in millions)	$46	$39	$45	$53	$56	$71
Portfolio turnover rate K	60 % J	65%	57%	54%	113%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.45	$19.76	$21.72	$17.32	$18.18	$18.97
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.27	.20	.32	.29 C
Net realized and unrealized gain (loss)	4.51	1.02	(.89)	4.48	(.36)	1.50
Total from investment operations	4.61	1.26	(.62)	4.68	(.04)	1.79
Distributions from net investment income	(.15)	(.26)	(.35)	(.28)	(.28)	(.31)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)	(2.27)
Total distributions	(.51) D	(1.57)	(1.34)	(.28)	(.82)	(2.58)
Net asset value, end of period	$23.55	$19.45	$19.76	$21.72	$17.32	$18.18
Total Return E,F	24.17%	7.25%	(3.23)%	27.37%	(.36)%	13.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.76%	.59%	.60%	.57%	.58%
Expenses net of fee waivers, if any	.73 % I	.75%	.58%	.60%	.57%	.58%
Expenses net of all reductions	.73% I	.75%	.58%	.60%	.56%	.57%
Net investment income (loss)	.97% I	1.31%	1.39%	.96%	2.08%	1.77% C
Supplemental Data
Net assets, end of period (in millions)	$372	$256	$239	$245	$180	$173
Portfolio turnover rate J	60 % I	65%	57%	54%	113%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.85	$20.15	$22.15	$17.65	$18.51	$19.28
Income from Investment Operations
Net investment income (loss) A,B	.12	.27	.31	.23	.35	.32 C
Net realized and unrealized gain (loss)	4.60	1.05	(.91)	4.57	(.37)	1.52
Total from investment operations	4.72	1.32	(.60)	4.80	(.02)	1.84
Distributions from net investment income	(.16)	(.31)	(.41)	(.30)	(.31)	(.34)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)	(2.27)
Total distributions	(.53)	(1.62)	(1.40)	(.30)	(.84) D	(2.61)
Net asset value, end of period	$24.04	$19.85	$20.15	$22.15	$17.65	$18.51
Total Return E,F	24.22%	7.44%	(3.10)%	27.61%	(.22)%	13.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.60%	.43%	.45%	.41%	.43%
Expenses net of fee waivers, if any	.62 % I	.60%	.43%	.44%	.41%	.43%
Expenses net of all reductions	.62% I	.60%	.43%	.44%	.40%	.42%
Net investment income (loss)	1.08% I	1.47%	1.55%	1.12%	2.23%	1.92% C
Supplemental Data
Net assets, end of period (in millions)	$121	$33	$53	$60	$55	$13
Portfolio turnover rate J	60 % I	65%	57%	54%	113%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.67%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$453,036
Gross unrealized depreciation	(23,293)
Net unrealized appreciation (depreciation)	$429,743
Tax cost	$1,111,666

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	501,303	391,732
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Class I	.70
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was an amount less than .005%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	652	11
Class M	.25%	.25%	922	1
Class C	.75%	.25%	214	23
			1,788	35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	74
Class M	5
Class CA	1
80
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1774
Class M	.1687
Class C	.2000
Class I	.1905

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	221.18
Class M	149.17
Class C	20.20
Class I	138.19
Class Z	7.04
	535
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.0290

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Dividend Growth Fund	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Dividend Growth Fund	19,729	18,126	3,441
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Dividend Growth Fund	1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Dividend Growth Fund	11	17	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Dividend Growth Fund
Distributions to shareholders
Class A	$12,730	$37,337
Class M	8,696	26,509
Class C	995	3,463
Class I	6,810	19,107
Class Z	973	4,157
Total	$30,204	$90,573
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Dividend Growth Fund
Class A
Shares sold	1,726	2,879	$34,488	$49,306
Reinvestment of distributions	647	2,153	12,028	35,223
Shares redeemed	(1,711)	(3,708)	(33,690)	(63,035)
Net increase (decrease)	662	1,324	$12,826	$21,494
Class M
Shares sold	996	1,830	$19,526	$30,986
Reinvestment of distributions	464	1,607	8,575	26,169
Shares redeemed	(1,704)	(3,467)	(33,560)	(58,984)
Net increase (decrease)	(244)	(30)	$(5,459)	$(1,829)
Class C
Shares sold	228	352	$4,245	$5,560
Reinvestment of distributions	58	226	991	3,437
Shares redeemed	(314)	(862)	(5,773)	(13,658)
Net increase (decrease)	(28)	(284)	$(537)	$(4,661)
Class I
Shares sold	3,300	4,019	$70,222	$71,380
Reinvestment of distributions	332	1,059	6,698	18,689
Shares redeemed	(1,009)	(3,987)	(21,536)	(72,187)
Net increase (decrease)	2,623	1,091	$55,384	$17,882
Class Z
Shares sold	3,707	2,839	$79,507	$51,643
Reinvestment of distributions	43	210	891	3,771
Shares redeemed	(374)	(4,044)	(8,209)	(74,214)
Net increase (decrease)	3,376	(995)	$72,189	$(18,800)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Dividend Growth Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Dividend Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.721239.125
ADGF-SANN-0724
Fidelity Advisor® Series Equity Growth Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Equity Growth Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.2%
Entertainment - 4.7%
Live Nation Entertainment, Inc. (a)	37,200	3,487,128
Netflix, Inc. (a)	40,423	25,936,205
Universal Music Group NV	716,738	22,336,205
Universal Music Group NV rights (a)(b)	733,138	214,783
Warner Music Group Corp. Class A	263,167	7,837,113
		59,811,434
Interactive Media & Services - 6.5%
Alphabet, Inc. Class A	361,657	62,385,833
Epic Games, Inc. (a)(c)(d)	805	483,000
Meta Platforms, Inc. Class A	39,600	18,486,468
		81,355,301
TOTAL COMMUNICATION SERVICES		141,166,735
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 0.1%
Mobileye Global, Inc. Class A (a)(e)	42,500	1,090,550
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	132,092	3,706,406
Broadline Retail - 6.2%
Amazon.com, Inc. (a)	337,146	59,486,040
MercadoLibre, Inc. (a)	6,820	11,768,456
PDD Holdings, Inc. ADR (a)	41,100	6,155,958
Savers Value Village, Inc. (e)	91,400	1,239,384
		78,649,838
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	7,100	1,358,940
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	101,169	14,662,423
Domino's Pizza, Inc.	14,200	7,221,836
Kura Sushi U.S.A., Inc. Class A (a)(e)	14,270	1,425,716
Trip.com Group Ltd. ADR (a)	23,100	1,189,881
		24,499,856
Household Durables - 0.1%
TopBuild Corp. (a)	1,600	668,720
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	5,586	4,467,371
TOTAL CONSUMER DISCRETIONARY		114,441,681
CONSUMER STAPLES - 0.7%
Beverages - 0.6%
Monster Beverage Corp. (a)	156,358	8,118,107
Personal Care Products - 0.1%
Puig Brands SA Class B	23,000	652,104
TOTAL CONSUMER STAPLES		8,770,211
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.	30,100	2,312,583
Cheniere Energy, Inc.	63,900	10,082,781
Range Resources Corp.	179,468	6,624,164
Reliance Industries Ltd.	346,453	11,875,613
		30,895,141
FINANCIALS - 6.2%
Capital Markets - 0.4%
Ares Management Corp. Class A,	19,000	2,663,230
LPL Financial	4,500	1,287,945
Morgan Stanley	6,500	635,960
MSCI, Inc.	1,200	594,216
		5,181,351
Consumer Finance - 0.4%
Capital One Financial Corp.	40,000	5,505,200
Financial Services - 4.4%
Apollo Global Management, Inc.	9,600	1,115,136
Corebridge Financial, Inc.	100,000	2,917,000
Fiserv, Inc. (a)	16,300	2,441,088
Global Payments, Inc.	58,400	5,948,040
MasterCard, Inc. Class A	46,883	20,959,983
Rocket Companies, Inc. (a)(e)	158,954	2,209,461
Visa, Inc. Class A	73,500	20,025,810
		55,616,518
Insurance - 1.0%
Arthur J. Gallagher & Co.	35,869	9,086,694
The Baldwin Insurance Group, Inc. Class A, (a)	88,424	2,978,120
		12,064,814
TOTAL FINANCIALS		78,367,883
HEALTH CARE - 14.5%
Biotechnology - 3.7%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	220,830	48,583
rights (a)(d)	220,830	15,458
Alnylam Pharmaceuticals, Inc. (a)	36,272	5,383,853
Arcellx, Inc. (a)	6,579	342,108
Arrowhead Pharmaceuticals, Inc. (a)	29,295	672,320
Beam Therapeutics, Inc. (a)	9,466	225,480
BioNTech SE ADR (a)	14,000	1,408,400
Blueprint Medicines Corp. (a)	5,700	601,692
Cytokinetics, Inc. (a)	27,061	1,312,729
Exact Sciences Corp. (a)	118,300	5,376,735
Galapagos NV sponsored ADR (a)	55,086	1,532,493
Gamida Cell Ltd. (d)	266,229	3
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	59,930	1
Hookipa Pharma, Inc. (a)	134,300	106,634
Immunocore Holdings PLC ADR (a)	23,585	1,155,193
Insmed, Inc. (a)	130,346	7,175,547
Janux Therapeutics, Inc. (a)	2,900	155,150
Krystal Biotech, Inc. (a)	4,700	752,235
Legend Biotech Corp. ADR (a)	29,702	1,188,377
Moderna, Inc. (a)	9,000	1,282,950
Regeneron Pharmaceuticals, Inc. (a)	12,047	11,807,988
Repligen Corp. (a)	22,568	3,364,663
Sarepta Therapeutics, Inc. (a)	7,300	947,978
Seres Therapeutics, Inc. (a)(e)	54,600	54,600
Synlogic, Inc. (a)	10,646	16,608
Vor Biopharma, Inc. (a)	43,874	59,230
XOMA Corp. (a)	38,107	982,780
		45,969,788
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	15,900	4,089,639
Boston Scientific Corp. (a)	426,474	32,228,640
Glaukos Corp. (a)	26,900	3,032,168
Hologic, Inc. (a)	31,600	2,331,448
Inspire Medical Systems, Inc. (a)	7,600	1,206,804
Lantheus Holdings, Inc. (a)	11,200	916,496
Penumbra, Inc. (a)	6,927	1,312,459
Pulmonx Corp. (a)	27,500	199,375
RxSight, Inc. (a)	7,500	438,525
		45,755,554
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	136,754	11,170,067
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	5,788	754,813
Bio-Techne Corp.	31,502	2,431,639
Bruker Corp.	130,943	8,578,076
Chemometec A/S	15,600	830,860
Codexis, Inc. (a)	161,901	547,225
Danaher Corp.	39,551	10,156,697
MaxCyte, Inc. (a)	132,900	595,392
Sartorius Stedim Biotech	15,401	3,067,961
Thermo Fisher Scientific, Inc.	15,080	8,565,138
		35,527,801
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	19,672	20,262
Chugai Pharmaceutical Co. Ltd.	75,000	2,281,932
Eli Lilly & Co.	41,098	33,714,333
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	451,700	7,647,281
		43,663,808
TOTAL HEALTH CARE		182,087,018
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.5%
General Electric Co.	115,352	19,049,229
Loar Holdings, Inc.	1,200	68,364
		19,117,593
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	10,800	507,708
Electrical Equipment - 2.1%
Eaton Corp. PLC	46,260	15,397,641
GE Vernova LLC	50,088	8,810,479
HD Hyundai Electric Co. Ltd.	12,500	2,718,551
		26,926,671
Ground Transportation - 3.8%
Uber Technologies, Inc. (a)	729,776	47,114,339
Machinery - 1.5%
Chart Industries, Inc. (a)	8,800	1,381,864
Energy Recovery, Inc. (a)	39,552	533,952
Ingersoll Rand, Inc.	140,540	13,077,247
Westinghouse Air Brake Tech Co.	24,141	4,085,381
		19,078,444
Professional Services - 2.8%
Equifax, Inc.	63,984	14,805,258
KBR, Inc.	182,413	11,977,238
RELX PLC sponsored ADR	122,600	5,389,496
UL Solutions, Inc. Class A	81,900	3,158,883
		35,330,875
Trading Companies & Distributors - 0.9%
Ferguson PLC	53,210	10,890,693
TOTAL INDUSTRIALS		158,966,323
INFORMATION TECHNOLOGY - 42.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (a)	5,500	1,317,415
Flex Ltd. (a)	351,384	11,641,352
Jabil, Inc.	54,415	6,469,944
		19,428,711
IT Services - 1.6%
Gartner, Inc. (a)	10,567	4,434,653
MongoDB, Inc. Class A (a)	64,291	15,176,533
		19,611,186
Semiconductors & Semiconductor Equipment - 19.1%
Allegro MicroSystems LLC (a)	184,037	5,546,875
ASML Holding NV (depository receipt)	18,734	17,991,197
Astera Labs, Inc.	2,300	148,442
BE Semiconductor Industries NV	62,876	9,353,937
eMemory Technology, Inc.	4,207	285,854
Marvell Technology, Inc.	39,622	2,726,390
Micron Technology, Inc.	127,400	15,925,000
NVIDIA Corp.	117,652	128,985,417
NXP Semiconductors NV	42,581	11,586,290
Qualcomm, Inc.	43,000	8,774,150
SiTime Corp. (a)(e)	55,718	6,787,567
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	172,696	26,084,004
Universal Display Corp.	34,255	6,018,604
		240,213,727
Software - 15.2%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	294,232	556,098
Autodesk, Inc. (a)	5,900	1,189,440
HubSpot, Inc. (a)	20,060	12,257,663
Manhattan Associates, Inc. (a)	32,624	7,162,273
Microsoft Corp.	381,144	158,224,305
NICE Ltd. sponsored ADR (a)	26,544	4,872,682
ServiceNow, Inc. (a)	9,223	6,058,865
Volue A/S (a)	133,755	430,308
		190,751,634
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	333,804	64,173,819
TOTAL INFORMATION TECHNOLOGY		534,179,077
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	62,402	1,867,068
TOTAL COMMON STOCKS (Cost $648,101,161)		1,250,741,137

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (c)(d)	106	113,066
Series A2 (c)(d)	19	20,267
		133,333
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	8,000	104,800
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	26,300	80,478
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	90,925	230,950
Series D (c)(d)	512,827	1,153,861
		1,384,811
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	21,131	339,998
Series C3 (a)(c)(d)	26,414	425,001
Series C4 (a)(c)(d)	6,345	102,091
Series C5 (a)(c)(d)	13,150	211,584
		1,078,674
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,043,065)		2,782,096

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(g) (Cost $248,100)	248,100	246,140

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 15% (c)(d)(g) (Cost $308,400)	308,400	321,379

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	315,160	315,223
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	8,472,757	8,473,605
TOTAL MONEY MARKET FUNDS (Cost $8,788,828)		8,788,828

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $662,489,554)	1,262,879,580
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,733,346)
NET ASSETS - 100.0%	1,258,146,234

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,388,713 or 0.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	599,841

ASAPP, Inc. Series D	8/29/23	1,980,281

Canva, Inc. Series A	9/22/23	113,066

Canva, Inc. Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Illuminated Holdings, Inc. 15%	6/14/23	248,100

Illuminated Holdings, Inc. 15%	9/27/23	308,400

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,953,955	122,955,458	134,594,305	186,594	115	-	315,223	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,521,405	43,718,391	41,766,191	14,527	-	-	8,473,605	0.0%
Total	18,475,360	166,673,849	176,360,496	201,121	115	-	8,788,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	141,166,735	118,347,530	22,336,205	483,000
Consumer Discretionary	114,575,014	106,267,904	8,173,777	133,333
Consumer Staples	8,770,211	8,118,107	652,104	-
Energy	30,895,141	30,895,141	-	-
Financials	78,472,683	78,367,883	-	104,800
Health Care	182,167,496	175,842,220	6,180,753	144,523
Industrials	158,966,323	145,357,079	13,609,244	-
Information Technology	535,563,888	523,552,880	10,070,099	1,940,909
Materials	2,945,742	1,867,068	-	1,078,674

Corporate Bonds	246,140	-	-	246,140

Preferred Securities	321,379	-	-	321,379

Money Market Funds	8,788,828	8,788,828	-	-
Total Investments in Securities:	1,262,879,580	1,197,404,640	61,022,182	4,452,758
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,187,022) - See accompanying schedule:
Unaffiliated issuers (cost $653,700,726)	$1,254,090,752
Fidelity Central Funds (cost $8,788,828)	8,788,828

Total Investment in Securities (cost $662,489,554)		$1,262,879,580
Cash		744,194
Foreign currency held at value (cost $3)		3
Receivable for investments sold		27,339,389
Receivable for fund shares sold		13,277
Dividends receivable		838,509
Interest receivable		12,921
Distributions receivable from Fidelity Central Funds		11,869
Total assets		1,291,839,742
Liabilities
Payable for investments purchased
Regular delivery	$1,232,725
Delayed delivery	214,783
Payable for fund shares redeemed	23,236,316
Other payables and accrued expenses	536,859
Collateral on securities loaned	8,472,825
Total liabilities		33,693,508
Net Assets		$1,258,146,234
Net Assets consist of:
Paid in capital		$566,034,370
Total accumulated earnings (loss)		692,111,864
Net Assets		$1,258,146,234
Net Asset Value, offering price and redemption price per share ($1,258,146,234 ÷ 69,083,134 shares)		$18.21
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$3,280,602
Interest		12,982
Income from Fidelity Central Funds (including $14,527 from security lending)		201,121
Total income		3,494,705
Expenses
Custodian fees and expenses	$20,130
Independent trustees' fees and expenses	2,643
Interest	21,060
Miscellaneous	25
Total expenses before reductions	43,858
Expense reductions	(1,917)
Total expenses after reductions		41,941
Net Investment income (loss)		3,452,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $77,865)	90,638,726
Fidelity Central Funds	115
Foreign currency transactions	14,969
Total net realized gain (loss)		90,653,810
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $154,747)	153,524,574
Assets and liabilities in foreign currencies	(2,042)
Total change in net unrealized appreciation (depreciation)		153,522,532
Net gain (loss)		244,176,342
Net increase (decrease) in net assets resulting from operations		$247,629,106
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,452,764	$7,777,224
Net realized gain (loss)	90,653,810	64,331,601
Change in net unrealized appreciation (depreciation)	153,522,532	144,565,151
Net increase (decrease) in net assets resulting from operations	247,629,106	216,673,976
Distributions to shareholders	(60,500,167)	(49,123,120)

Share transactions
Proceeds from sales of shares	82,643,515	213,107,203
Reinvestment of distributions	60,500,167	49,123,120
Cost of shares redeemed	(169,918,803)	(314,349,998)

Net increase (decrease) in net assets resulting from share transactions	(26,775,121)	(52,119,675)
Total increase (decrease) in net assets	160,353,818	115,431,181

Net Assets
Beginning of period	1,097,792,416	982,361,235
End of period	$1,258,146,234	$1,097,792,416

Other Information
Shares
Sold	4,880,671	15,692,482
Issued in reinvestment of distributions	3,972,434	3,914,193
Redeemed	(10,053,341)	(22,386,584)
Net increase (decrease)	(1,200,236)	(2,779,909)

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.62	$13.45	$19.74	$19.73	$15.53	$14.20
Income from Investment Operations
Net investment income (loss) A,B	.05	.11	.12	.17 C	.10	.12
Net realized and unrealized gain (loss)	3.41	2.74	(2.96)	4.20	6.02	2.33
Total from investment operations	3.46	2.85	(2.84)	4.37	6.12	2.45
Distributions from net investment income	(.11)	(.11)	(.20)	(.13)	(.13)	(.13)
Distributions from net realized gain	(.75)	(.57)	(3.26)	(4.23)	(1.79)	(.99)
Total distributions	(.87) D	(.68)	(3.45) D	(4.36)	(1.92)	(1.12)
Net asset value, end of period	$18.21	$15.62	$13.45	$19.74	$19.73	$15.53
Total Return E,F	23.20%	22.44%	(17.55)%	27.43%	44.43%	19.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I,J	.01%	-% K	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % I,J	.01%	-% K	-% K	.01%	.01%
Expenses net of all reductions	.01% I,J	.01%	-% K	-% K	.01%	.01%
Net investment income (loss)	.57% I,J	.77%	.84%	.95% C	.65%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,258,146	$1,097,792	$982,361	$1,123,206	$1,007,642	$977,722
Portfolio turnover rate L	47 % I	63%	49%	51%	56%	52% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), contingent interest and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$624,895,690
Gross unrealized depreciation	(25,445,928)
Net unrealized appreciation (depreciation)	$599,449,762
Tax cost	$663,429,818

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	282,441,727	364,196,497
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Equity Growth Fund	2,184

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Equity Growth Fund	Borrower	27,209,400	5.57%	21,060

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Series Equity Growth Fund	15,984,709	13,999,378	2,102,263

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Equity Growth Fund	1,548	632	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,917.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Series Equity Growth Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Equity Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9860269.109
AXM1-SANN-0724
Fidelity Advisor® Growth Opportunities Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Growth Opportunities Fund
Consolidated Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 21.3%
Entertainment - 5.9%
Netflix, Inc. (a)	525,100	336,915
Roku, Inc. Class A (a)	8,651,720	496,609
Sea Ltd. ADR (a)(b)	6,053,584	408,738
		1,242,262
Interactive Media & Services - 13.5%
Alphabet, Inc.:
Class A	2,245,060	387,273
Class C	5,703,680	992,212
Epic Games, Inc. (a)(c)(d)	56,200	33,720
Meta Platforms, Inc. Class A	2,618,485	1,222,387
Reddit, Inc.:
Class A (b)	54,700	2,967
Class B (k)	793,873	43,060
Snap, Inc. Class A (a)	4,698,843	70,577
Zoominfo Technologies, Inc. (a)	9,110,200	111,873
		2,864,069
Media - 0.3%
Magnite, Inc. (a)	4,819,031	59,467
The Trade Desk, Inc. (a)	74,300	6,894
		66,361
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc.	1,956,125	342,244
TOTAL COMMUNICATION SERVICES		4,514,936
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(c)(d)	474,927	15
Rad Power Bikes, Inc. (a)(c)(d)	382,384	168
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	449,400	1,016
Rivian Automotive, Inc. (a)	22,700	248
Tesla, Inc. (a)	6,940	1,236
		2,683
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	5,946,340	1,049,172
Lenskart Solutions Pvt Ltd. (a)(c)(d)	297,355	8,195
		1,057,367
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	7,200	22,533
Domino's Pizza, Inc.	130,200	66,217
Hilton Worldwide Holdings, Inc.	393,700	78,976
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	15,489	0
Stage 2 rights (a)(d)	15,488	0
Stage 3 rights (a)(d)	15,488	0
Stage 4 rights (a)(d)	15,488	0
Stage 5:
rights (a)(d)	15,488	0
rights (a)(d)	15,488	0
		167,726
Specialty Retail - 2.8%
Carvana Co. Class A (a)(b)	2,075,700	207,528
Floor & Decor Holdings, Inc. Class A (a)(b)	1,319,400	154,185
Lowe's Companies, Inc.	898,900	198,918
Wayfair LLC Class A (a)	433,529	25,791
		586,422
Textiles, Apparel & Luxury Goods - 1.0%
Bombas LLC (c)(d)	5,086,874	11,598
Hermes International SCA	2,700	6,409
lululemon athletica, Inc. (a)	190,010	59,281
LVMH Moet Hennessy Louis Vuitton SE	172,900	138,276
		215,564
TOTAL CONSUMER DISCRETIONARY		2,029,762
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	982,300	86,511
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(c)(d)	219,265	4
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	3
TOTAL CONSUMER STAPLES		86,518
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp.	440,900	24,474
FINANCIALS - 4.2%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(c)(d)	6,988,700	28,230
Capital Markets - 1.3%
Coinbase Global, Inc. (a)	665,200	150,282
LPL Financial	461,600	132,115
		282,397
Financial Services - 2.7%
Apollo Global Management, Inc.	204,000	23,697
Block, Inc. Class A (a)	1,101,100	70,558
Dlocal Ltd. (a)	1,112,428	10,179
Global Payments, Inc.	817,100	83,222
Marqeta, Inc. Class A (a)	22,186,352	118,031
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	340,545	15,447
Visa, Inc. Class A	928,861	253,077
		574,211
Insurance - 0.0%
Progressive Corp.	10,200	2,154
TOTAL FINANCIALS		886,992
HEALTH CARE - 9.4%
Biotechnology - 1.6%
AbbVie, Inc.	11,500	1,854
Alnylam Pharmaceuticals, Inc. (a)	140,835	20,904
ALX Oncology Holdings, Inc. (a)	899,000	9,556
Argenx SE ADR (a)	88,399	32,798
Ascendis Pharma A/S sponsored ADR (a)	67,662	9,141
Celldex Therapeutics, Inc. (a)	103,662	3,452
Cytokinetics, Inc. (a)	968,700	46,992
Keros Therapeutics, Inc. (a)	277,800	13,020
Moderna, Inc. (a)	483,200	68,880
Nuvalent, Inc. Class A (a)	338,976	22,244
Regeneron Pharmaceuticals, Inc. (a)	20,700	20,289
Vaxcyte, Inc. (a)	1,127,343	79,218
Zentalis Pharmaceuticals, Inc. (a)	886,900	10,536
		338,884
Health Care Equipment & Supplies - 2.7%
Blink Health LLC Series A1 (a)(c)(d)	56,119	2,317
Boston Scientific Corp. (a)	5,060,974	382,458
Penumbra, Inc. (a)	371,063	70,305
TransMedics Group, Inc. (a)	849,117	115,820
		570,900
Health Care Providers & Services - 1.9%
agilon health, Inc. (a)	15,347,876	96,692
UnitedHealth Group, Inc.	614,767	304,537
		401,229
Life Sciences Tools & Services - 0.7%
Danaher Corp.	250,300	64,277
Thermo Fisher Scientific, Inc.	125,600	71,338
		135,615
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	93,000	7,256
Eli Lilly & Co.	544,200	446,429
Merck & Co., Inc.	396,500	49,777
Novo Nordisk A/S Series B	162,200	21,976
Structure Therapeutics, Inc. ADR (a)	263,100	8,998
		534,436
TOTAL HEALTH CARE		1,981,064
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (a)	7,400	2,084
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	153,617	14,901
Class C (a)(c)(d)	20,409	1,980
		18,965
Building Products - 1.1%
Builders FirstSource, Inc. (a)	1,475,277	237,210
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	4,256,047	75,970
Construction & Engineering - 0.0%
Fluor Corp. (a)	51,600	2,239
Electrical Equipment - 1.3%
Eaton Corp. PLC	114,900	38,244
Nextracker, Inc. Class A (a)	2,109,633	116,388
Vertiv Holdings Co.	1,244,400	122,038
		276,670
Ground Transportation - 3.2%
Bird Global, Inc.:
Stage 1 rights (a)(d)	4,240	0
Stage 2 rights (a)(d)	4,240	0
Stage 3 rights (a)(d)	4,240	0
Lyft, Inc. (a)	7,261,190	113,347
Uber Technologies, Inc. (a)	8,769,081	566,132
		679,479
Machinery - 0.0%
Symbotic, Inc. (a)(b)	231,900	9,176
TOTAL INDUSTRIALS		1,299,709
INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	215,300	64,084
Electronic Equipment, Instruments & Components - 1.8%
Celestica, Inc. (a)	235,800	13,186
Flex Ltd. (a)	11,205,999	371,255
Jabil, Inc.	46,298	5,505
		389,946
IT Services - 0.6%
EPAM Systems, Inc. (a)	228,137	40,592
MongoDB, Inc. Class A (a)	400,600	94,566
		135,158
Semiconductors & Semiconductor Equipment - 24.3%
Advanced Micro Devices, Inc. (a)	1,351,300	225,532
Analog Devices, Inc.	9,400	2,204
Applied Materials, Inc.	335,301	72,117
Arm Holdings Ltd. ADR	2,000	241
ASML Holding NV (Netherlands)	4,500	4,305
Astera Labs, Inc.	188,200	12,146
Broadcom, Inc.	257,000	341,437
First Solar, Inc. (a)	674,968	183,429
Marvell Technology, Inc.	4,439,330	305,470
Micron Technology, Inc.	475,600	59,450
NVIDIA Corp.	2,566,772	2,814,029
NXP Semiconductors NV	1,428,767	388,768
ON Semiconductor Corp. (a)	5,234,061	382,296
Qualcomm, Inc.	260,500	53,155
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,931,000	291,658
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	54,999	101
		5,136,338
Software - 12.8%
Cadence Design Systems, Inc. (a)	12,800	3,665
Convoy, Inc. warrants (a)(c)(d)	68,035	0
CoreWeave, Inc. (c)(d)	10,181	7,932
Datadog, Inc. Class A (a)	879,700	96,925
HubSpot, Inc. (a)	93,849	57,346
Intapp, Inc. (a)(b)	2,549,769	91,537
Microsoft Corp.	4,861,615	2,018,202
Oracle Corp.	1,676,900	196,516
Pine Labs Private Ltd. (a)(c)(d)	16,636	5,103
Salesforce, Inc.	431,538	101,170
Samsara, Inc. (a)	519,900	17,640
ServiceNow, Inc. (a)	167,358	109,942
Stripe, Inc. Class B (a)(c)(d)	73,500	1,911
Synopsys, Inc. (a)	13,700	7,683
		2,715,572
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	5,480,660	1,053,657
Dell Technologies, Inc.	1,052,800	146,929
Pure Storage, Inc. Class A (a)	750,200	45,230
		1,245,816
TOTAL INFORMATION TECHNOLOGY		9,686,914
TOTAL COMMON STOCKS (Cost $10,635,470)		20,510,369

Preferred Stocks - 2.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	116,411	27,641

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	49,852	22
Series C(a)(c)(d)	196,163	143
Series D(a)(c)(d)	415,700	441
		606
Broadline Retail - 0.1%
Meesho:
Series E1(c)(d)	17,820	1,001
Series F(a)(c)(d)	243,800	13,938
		14,939
TOTAL CONSUMER DISCRETIONARY		15,545

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	70,400	2,393

Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(c)(d)	404,785	8
Series D1(c)(d)	219,265	4
		12
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	566,439	606
Series D(a)(c)(d)	3,671	4
		610
TOTAL CONSUMER STAPLES		3,015

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(c)(d)	155,650	4,657
Tenstorrent Holdings, Inc. Series C1 (c)(d)	63,679	3,994
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	764,320	7,666
		16,317
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	234,164	9,669

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(c)(d)	153,312	6,040

TOTAL HEALTH CARE		15,709

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(c)(d)	1,068,417	23,665
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	16,438	15,945
Series N(a)(c)(d)	51,400	49,858
		89,468
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(c)(d)	441,839	48,797

TOTAL INDUSTRIALS		138,265

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(c)(d)	380,829	2,967
Enevate Corp. Series E (a)(c)(d)	7,873,996	5,827
VAST Data Ltd.:
Series A(c)(d)	54,250	977
Series A1(c)(d)	133,528	2,404
Series A2(c)(d)	153,600	2,765
Series B(c)(d)	122,222	2,200
Series C(c)(d)	3,563	64
Series E(c)(d)	116,791	2,102
		19,306
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(c)(d)	341,047	1,576
Series F(a)(c)(d)	380,955	2,229
		3,805
Semiconductors & Semiconductor Equipment - 0.1%
Sima Technologies, Inc.:
Series B(a)(c)(d)	1,198,500	8,042
Series B1(a)(c)(d)	171,099	1,316
Xsight Labs Ltd.:
Series D(a)(c)(d)	501,100	2,576
Series D1(c)(d)	183,329	1,355
		13,289
Software - 0.5%
Anthropic PBC Series D (c)(d)	66,894	2,007
Bolt Technology OU Series E (a)(c)(d)	290,611	38,571
Convoy, Inc. Series D (a)(c)(d)	1,038,289	0
CoreWeave, Inc. Series C (c)(d)	653	509
Databricks, Inc.:
Series G(a)(c)(d)	181,200	14,248
Series H(a)(c)(d)	32,352	2,544
Series I(c)(d)	2,463	194
Moloco, Inc. Series A (c)(d)	265,144	14,458
Mountain Digital, Inc. Series D (a)(c)(d)	896,466	11,080
Skyryse, Inc. Series B (a)(c)(d)	244,100	4,965
Stripe, Inc. Series H (a)(c)(d)	165,183	4,295
xAI Corp. Series B (c)(d)	1,044,317	12,500
		105,371
TOTAL INFORMATION TECHNOLOGY		141,771

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	674,317	15,051

TOTAL CONVERTIBLE PREFERRED STOCKS		373,314
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	6,477,300	202
Waymo LLC Series A2 (a)(c)(d)	47,838	2,877
		3,079
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,497,818	44,815

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	509,400	4,834

Software - 0.2%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	39,764	12,198
Series A(a)(c)(d)	9,936	3,048
Series B(a)(c)(d)	10,808	3,316
Series B2(a)(c)(d)	8,745	2,683
Series C(a)(c)(d)	16,265	4,990
Series C1(a)(c)(d)	3,427	1,051
Series D(a)(c)(d)	3,667	1,125
		28,411
TOTAL INFORMATION TECHNOLOGY		33,245

TOTAL NONCONVERTIBLE PREFERRED STOCKS		81,139
TOTAL PREFERRED STOCKS (Cost $516,479)		454,453

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	843	1,088
4% 6/12/27 (c)(d)	232	299
6.5% 10/29/26 (c)(d)(g)	13,810	14,709
		16,096
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d)	453	0
TOTAL CONVERTIBLE BONDS (Cost $15,338)		16,096

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	449	817
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(h)	409	449
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d)	1,245	1,279
TOTAL INFORMATION TECHNOLOGY		1,728
TOTAL PREFERRED SECURITIES (Cost $2,103)		2,545

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	80,049,259	80,065
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	135,872,369	135,886
TOTAL MONEY MARKET FUNDS (Cost $215,951)		215,951

Equity Funds - 0.3%
	Shares	Value ($) (000s)
Domestic Equity Funds - 0.3%
iShares Russell 1000 Growth ETF (Cost $65,672)	189,600	64,898

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $11,451,013)	21,264,312
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(78,678)
NET ASSETS - 100.0%	21,185,634

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $605,735,000 or 2.9% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $43,060 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Anthropic PBC Series D	5/31/24	2,007

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20	1,520

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. Series C1	5/18/21	24,388

Bowery Farming, Inc. Series D1	10/25/23	2,072

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Circle Internet Financial Ltd. Series E	5/11/21	24,310

Circle Internet Financial Ltd. Series F	5/09/22	6,559

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

CoreWeave, Inc.	11/29/23	3,155

CoreWeave, Inc. Series C	5/17/24	509

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Databricks, Inc. Series I	9/14/23	181

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Enevate Corp. 6%	11/02/23	409

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	8,195

Meesho Series E1	4/18/24	998

Meesho Series F	9/21/21	18,693

Moloco, Inc. Series A	6/26/23	15,909

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	13,811

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	449

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Relativity Space, Inc. Series E	5/27/21	24,397

Sima Technologies, Inc. Series B	5/10/21	6,145

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,213

Sima Technologies, Inc. 10% 12/31/27	4/08/24	1,245

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp. Class A	2/16/21 - 4/02/24	10,226

Space Exploration Technologies Corp. Class C	4/02/24	1,980

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,786

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	22,050

VAST Data Ltd. Series A	11/28/23	597

VAST Data Ltd. Series A1	11/28/23	1,469

VAST Data Ltd. Series A2	11/28/23	1,690

VAST Data Ltd. Series B	11/28/23	1,344

VAST Data Ltd. Series C	11/28/23	39

VAST Data Ltd. Series E	11/28/23	2,569

Waymo LLC Series A2	5/08/20	4,108

xAI Corp. Series B	5/13/24	12,500

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	4,007

Xsight Labs Ltd. Series D1	1/11/24	1,466

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,286	1,428,095	1,381,314	894	(2)	-	80,065	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	248,823	832,267	945,204	266	-	-	135,886	0.5%
Total	282,109	2,260,362	2,326,518	1,160	(2)	-	215,951

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,542,577	4,481,216	-	61,361
Consumer Discretionary	2,048,386	1,864,085	144,685	39,616
Consumer Staples	89,533	86,511	-	3,022
Energy	24,474	24,474	-	-
Financials	948,124	843,315	-	104,809
Health Care	1,996,773	1,956,771	21,976	18,026
Industrials	1,437,974	1,282,828	-	155,146
Information Technology	9,861,930	9,667,562	4,305	190,063
Materials	15,051	-	-	15,051

Corporate Bonds	16,096	-	-	16,096

Preferred Securities	2,545	-	-	2,545

Money Market Funds	215,951	215,951	-	-

Equity Funds	64,898	64,898	-	-
Total Investments in Securities:	21,264,312	20,487,611	170,966	605,735

Net Unrealized Appreciation on Unfunded Commitments	47	-	-	47
Total	47	-	-	47
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$578,506
Net Realized Gain (Loss) on Investment Securities	(475)
Net Unrealized Gain (Loss) on Investment Securities	16,339
Cost of Purchases	36,471
Proceeds of Sales	(170)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(24,936)
Ending Balance	$605,735
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$16,323

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $134,808) - See accompanying schedule:
Unaffiliated issuers (cost $11,235,062)	$21,048,361
Fidelity Central Funds (cost $215,951)	215,951

Total Investment in Securities (cost $11,451,013)		$21,264,312
Cash		12
Foreign currency held at value (cost $508)		508
Receivable for investments sold		122,005
Unrealized appreciation on unfunded commitments		47
Receivable for fund shares sold		29,709
Dividends receivable		8,197
Interest receivable		330
Distributions receivable from Fidelity Central Funds		245
Prepaid expenses		3
Other receivables		11
Total assets		21,425,379
Liabilities
Payable for investments purchased	$61,600
Payable for fund shares redeemed	30,391
Accrued management fee	8,094
Distribution and service plan fees payable	3,045
Other payables and accrued expenses	748
Collateral on securities loaned	135,867
Total liabilities		239,745
Commitments and contingent liabilities (see Commitments note)
Net Assets		$21,185,634
Net Assets consist of:
Paid in capital		$12,646,634
Total accumulated earnings (loss)		8,539,000
Net Assets		$21,185,634

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,220,218 ÷ 27,997 shares)(a)		$150.74
Maximum offering price per share (100/94.25 of $150.74)		$159.94
Class M :
Net Asset Value and redemption price per share ($3,039,993 ÷ 20,555 shares)(a)		$147.90
Maximum offering price per share (100/96.50 of $147.90)		$153.26
Class C :
Net Asset Value and offering price per share ($1,118,426 ÷ 9,284 shares)(a)		$120.47
Class I :
Net Asset Value, offering price and redemption price per share ($9,177,714 ÷ 54,828 shares)		$167.39
Class Z :
Net Asset Value, offering price and redemption price per share ($3,629,283 ÷ 21,366 shares)		$169.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$34,520
Interest		436
Income from Fidelity Central Funds (including $266 from security lending)		1,160
Total income		36,116
Expenses
Management fee
Basic fee	$57,540
Performance adjustment	(18,807)
Transfer agent fees	6,849
Distribution and service plan fees	17,219
Accounting fees	397
Custodian fees and expenses	131
Independent trustees' fees and expenses	42
Registration fees	171
Audit	45
Legal	14
Interest	38
Miscellaneous	125
Total expenses before reductions	63,764
Expense reductions	(836)
Total expenses after reductions		62,928
Net Investment income (loss)		(26,812)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,114,563
Fidelity Central Funds	(2)
Foreign currency transactions	515
Total net realized gain (loss)		1,115,076
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,176,052
Unfunded commitments	47
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		3,176,069
Net gain (loss)		4,291,145
Net increase (decrease) in net assets resulting from operations		$4,264,333
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(26,812)	$(26,886)
Net realized gain (loss)	1,115,076	(315,578)
Change in net unrealized appreciation (depreciation)	3,176,069	3,775,315
Net increase (decrease) in net assets resulting from operations	4,264,333	3,432,851
Share transactions - net increase (decrease)	(360,311)	(1,067,199)
Total increase (decrease) in net assets	3,904,022	2,365,652

Net Assets
Beginning of period	17,281,612	14,915,960
End of period	$21,185,634	$17,281,612

Consolidated Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$120.74	$96.87	$159.95	$141.06	$90.00	$76.87
Income from Investment Operations
Net investment income (loss) A,B	(.26)	(.29)	(.38)	(1.06)	(.56)	(.18) C
Net realized and unrealized gain (loss)	30.26	24.16	(48.08)	27.68	55.26	21.21
Total from investment operations	30.00	23.87	(48.46)	26.62	54.70	21.03
Distributions from net realized gain	-	-	(14.62)	(7.73)	(3.64)	(7.90)
Total distributions	-	-	(14.62)	(7.73)	(3.64)	(7.90)
Net asset value, end of period	$150.74	$120.74	$96.87	$159.95	$141.06	$90.00
Total Return D,E,F	24.85%	24.64%	(33.31)%	19.60%	63.12%	31.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.72%	.89%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.74 % I	.72%	.89%	1.04%	1.06%	1.11%
Expenses net of all reductions	.74% I	.72%	.89%	1.04%	1.06%	1.10%
Net investment income (loss)	(.37)% I	(.27)%	(.35)%	(.68)%	(.52)%	(.22)% C
Supplemental Data
Net assets, end of period (in millions)	$4,220	$3,384	$2,749	$4,184	$3,037	$1,349
Portfolio turnover rate J	55 % I	50% K	75%	66%	47%	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$118.60	$95.39	$157.62	$139.13	$89.03	$76.28
Income from Investment Operations
Net investment income (loss) A,B	(.42)	(.53)	(.64)	(1.41)	(.79)	(.37) C
Net realized and unrealized gain (loss)	29.72	23.74	(47.42)	27.31	54.53	21.02
Total from investment operations	29.30	23.21	(48.06)	25.90	53.74	20.65
Distributions from net realized gain	-	-	(14.17)	(7.41)	(3.64)	(7.90)
Total distributions	-	-	(14.17)	(7.41)	(3.64)	(7.90)
Net asset value, end of period	$147.90	$118.60	$95.39	$157.62	$139.13	$89.03
Total Return D,E,F	24.70%	24.33%	(33.47)%	19.31%	62.71%	31.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.96%	1.13%	1.28%	1.30%	1.34%
Expenses net of fee waivers, if any	.98 % I	.96%	1.13%	1.28%	1.30%	1.34%
Expenses net of all reductions	.98% I	.96%	1.13%	1.28%	1.30%	1.34%
Net investment income (loss)	(.61)% I	(.51)%	(.59)%	(.93)%	(.76)%	(.46)% C
Supplemental Data
Net assets, end of period (in millions)	$3,040	$2,513	$2,136	$3,481	$3,153	$2,094
Portfolio turnover rate J	55 % I	50% K	75%	66%	47%	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.65)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$96.86	$78.30	$132.10	$118.14	$76.50	$67.03
Income from Investment Operations
Net investment income (loss) A,B	(.62)	(.88)	(.99)	(1.85)	(1.15)	(.67) C
Net realized and unrealized gain (loss)	24.23	19.44	(39.09)	23.04	46.43	18.04
Total from investment operations	23.61	18.56	(40.08)	21.19	45.28	17.37
Distributions from net realized gain	-	-	(13.72)	(7.23)	(3.64)	(7.90)
Total distributions	-	-	(13.72)	(7.23)	(3.64)	(7.90)
Net asset value, end of period	$120.47	$96.86	$78.30	$132.10	$118.14	$76.50
Total Return D,E,F	24.38%	23.70%	(33.81)%	18.70%	61.89%	30.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.50% I	1.48%	1.65%	1.80%	1.81%	1.86%
Expenses net of fee waivers, if any	1.49 % I	1.47%	1.64%	1.80%	1.81%	1.86%
Expenses net of all reductions	1.49% I	1.47%	1.64%	1.80%	1.81%	1.86%
Net investment income (loss)	(1.12)% I	(1.02)%	(1.10)%	(1.44)%	(1.27)%	(.98)% C
Supplemental Data
Net assets, end of period (in millions)	$1,118	$925	$828	$1,413	$1,159	$483
Portfolio turnover rate J	55 % I	50% K	75%	66%	47%	37% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$133.91	$107.16	$175.33	$153.77	$97.56	$82.42
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.02)	(.12)	(.74)	(.31)	.03 C
Net realized and unrealized gain (loss)	33.57	26.77	(53.08)	30.27	60.16	23.01
Total from investment operations	33.48	26.75	(53.20)	29.53	59.85	23.04
Distributions from net realized gain	-	-	(14.97)	(7.97)	(3.64)	(7.90)
Total distributions	-	-	(14.97)	(7.97)	(3.64)	(7.90)
Net asset value, end of period	$167.39	$133.91	$107.16	$175.33	$153.77	$97.56
Total Return D,E	25.00%	24.96%	(33.15)%	19.90%	63.52%	31.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.47%	.64%	.79%	.80%	.84%
Expenses net of fee waivers, if any	.49 % H	.47%	.64%	.79%	.80%	.84%
Expenses net of all reductions	.49% H	.47%	.64%	.79%	.80%	.84%
Net investment income (loss)	(.12)% H	(.02)%	(.10)%	(.43)%	(.26)%	.04% C
Supplemental Data
Net assets, end of period (in millions)	$9,178	$7,615	$6,873	$12,620	$8,282	$2,819
Portfolio turnover rate I	55 % H	50% J	75%	66%	47%	37% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.15)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$135.80	$108.54	$177.37	$155.40	$98.44	$83.00
Income from Investment Operations
Net investment income (loss) A,B	- C	.13	.03	(.54)	(.17)	.14 D
Net realized and unrealized gain (loss)	34.06	27.13	(53.71)	30.58	60.77	23.20
Total from investment operations	34.06	27.26	(53.68)	30.04	60.60	23.34
Distributions from net realized gain	-	-	(15.15)	(8.07)	(3.64)	(7.90)
Total distributions	-	-	(15.15)	(8.07)	(3.64)	(7.90)
Net asset value, end of period	$169.86	$135.80	$108.54	$177.37	$155.40	$98.44
Total Return E,F	25.08%	25.12%	(33.06)%	20.04%	63.72%	31.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.37% I	.35%	.52%	.67%	.69%	.72%
Expenses net of fee waivers, if any	.36 % I	.34%	.51%	.67%	.68%	.72%
Expenses net of all reductions	.36% I	.34%	.51%	.67%	.68%	.72%
Net investment income (loss)	-% I,J	.11%	.03%	(.31)%	(.15)%	.16% D
Supplemental Data
Net assets, end of period (in millions)	$3,629	$2,844	$2,330	$3,828	$2,826	$1,114
Portfolio turnover rate K	55 % I	50% L	75%	66%	47%	37% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$587,094	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $19.15	Increase
			Discount rate	40.0%	Decrease
			Premium rate	35.0% - 65.0% / 44.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 23.0 / 6.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	18.6 - 21.3 / 19.6	Increase
			Enterprise value/Net income multiple (EV/NI)	16.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	28.9%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.1% - 5.2% / 4.7%	Increase
			Volatility	50.0% - 100.0% / 72.1%	Increase
			Term	1.0 - 5.0 / 3.6	Increase
Corporate Bonds	$16,096	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Black scholes	Discount rate	5.3%	Increase
			Volatility	75.0%	Increase
			Term	0.8	Increase
Preferred Securities	$2,545	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% -37.9% / 37.2%	Decrease
			Probability rate	0.0% - 60.0% / 36.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7	Increase
		Black scholes	Discount rate	4.8% - 5.5% / 5.1%	Increase
			Volatility	50.0% - 100.0% / 62.1%	Increase
			Term	0.4 - 2.1 / 1.3	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$11

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,563,757
Gross unrealized depreciation	(814,608)
Net unrealized appreciation (depreciation)	$9,749,149
Tax cost	$11,515,163

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,124,156)
Long-term	(110,414)
Total capital loss carryforward	$(2,234,570)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Growth Opportunities Fund	JUUL Labs, Inc. Class A	19,373	47

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Growth Opportunities Fund	7,666.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	5,359,508	5,828,734

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Growth Opportunities Fund	90	9,166	10,082
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.67
Class I	.66
Class Z	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Growth Opportunities Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.19)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,849	86
Class M	.25%	.25%	7,125	23
Class C	.75%	.25%	5,245	611
			17,219	720

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,080
Class M	42
Class CA	3
1,125

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1666
Class M	.1573
Class C	.1724
Class I	.1660

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	1,553.17
Class M	1,084.16
Class C	437.17
Class I	3,448.17
Class Z	327.04
	6,849
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.0085

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.01

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth Opportunities Fund	Borrower	24,502	5.57%	38

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Growth Opportunities Fund	238,236	283,494	(4,463)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	17
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth Opportunities Fund	28	10	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $836.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	2,381	4,751	$332,704	$506,438
Shares redeemed	(2,408)	(5,107)	(333,412)	(529,835)
Net increase (decrease)	(27)	(356)	$(708)	$(23,397)
Class M
Shares sold	1,053	1,865	$143,176	$195,104
Shares redeemed	(1,689)	(3,069)	(229,706)	(317,685)
Net increase (decrease)	(636)	(1,204)	$(86,530)	$(122,581)
Class C
Shares sold	681	1,331	$75,525	$113,706
Shares redeemed	(948)	(2,350)	(105,505)	(197,044)
Net increase (decrease)	(267)	(1,019)	$(29,980)	$(83,338)
Class I
Shares sold	6,424	15,365	$988,537	$1,790,597
Shares redeemed	(8,466)	(22,630)	(1,298,739)	(2,584,365)
Net increase (decrease)	(2,042)	(7,265)	$(310,202)	$(793,768)
Class Z
Shares sold	3,575	6,638	$554,263	$785,386
Shares redeemed	(3,153)	(7,160)	(487,154)	(829,501)
Net increase (decrease)	422	(522)	$67,109	$(44,115)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Growth Opportunities Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Growth Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704615.126
GO-SANN-0724
Fidelity Advisor® Equity Value Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Value Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Entertainment - 2.5%
The Walt Disney Co.	49,918	5,186,979
Media - 2.7%
Comcast Corp. Class A	143,495	5,744,105
TOTAL COMMUNICATION SERVICES		10,931,084
CONSUMER DISCRETIONARY - 4.3%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	78,532	3,898,328
Household Durables - 0.2%
Berkeley Group Holdings PLC	7,000	472,363
Specialty Retail - 1.9%
Lowe's Companies, Inc.	6,300	1,394,127
Murphy U.S.A., Inc.	1,700	745,875
Ross Stores, Inc.	13,693	1,913,734
		4,053,736
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	14,600	634,954
TOTAL CONSUMER DISCRETIONARY		9,059,381
CONSUMER STAPLES - 11.3%
Beverages - 3.6%
Coca-Cola Europacific Partners PLC	19,073	1,405,871
Diageo PLC	37,243	1,253,874
Keurig Dr. Pepper, Inc.	68,421	2,343,419
The Coca-Cola Co.	40,652	2,558,230
		7,561,394
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	9,500	554,477
BJ's Wholesale Club Holdings, Inc. (a)	16,998	1,497,014
U.S. Foods Holding Corp. (a)	34,354	1,814,922
		3,866,413
Food Products - 2.3%
Lamb Weston Holdings, Inc.	22,494	1,985,995
Mondelez International, Inc.	21,276	1,458,044
Tyson Foods, Inc. Class A	23,780	1,361,405
		4,805,444
Household Products - 1.1%
Procter & Gamble Co.	14,199	2,336,303
Personal Care Products - 2.5%
Haleon PLC	387,616	1,610,698
Kenvue, Inc.	187,581	3,620,313
		5,231,011
TOTAL CONSUMER STAPLES		23,800,565
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Antero Resources Corp. (a)	41,021	1,461,578
Equinor ASA sponsored ADR	55,889	1,628,605
Exxon Mobil Corp.	80,778	9,472,029
Occidental Petroleum Corp.	23,269	1,454,313
Ovintiv, Inc.	26,821	1,385,841
Parex Resources, Inc.	87,432	1,435,015
Parkland Corp.	10,200	294,337
Shell PLC ADR	31,051	2,259,892
		19,391,610
FINANCIALS - 24.6%
Banks - 11.9%
Bank of America Corp.	151,496	6,058,325
Cullen/Frost Bankers, Inc.	4,143	420,846
JPMorgan Chase & Co.	39,738	8,052,111
M&T Bank Corp.	11,254	1,706,106
PNC Financial Services Group, Inc.	15,133	2,381,783
U.S. Bancorp	40,871	1,657,319
Wells Fargo & Co.	81,429	4,879,226
		25,155,716
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	2,085	339,021
BlackRock, Inc. Class A	4,555	3,516,597
Northern Trust Corp.	20,658	1,740,230
		5,595,848
Financial Services - 3.5%
Apollo Global Management, Inc.	10,700	1,242,912
Berkshire Hathaway, Inc. Class B (a)	14,624	6,060,186
		7,303,098
Insurance - 6.6%
Chubb Ltd.	23,084	6,251,609
The Travelers Companies, Inc.	25,190	5,433,483
Willis Towers Watson PLC	8,939	2,282,037
		13,967,129
TOTAL FINANCIALS		52,021,791
HEALTH CARE - 16.0%
Health Care Providers & Services - 9.5%
Centene Corp. (a)	65,750	4,707,043
Cigna Group	18,085	6,232,453
CVS Health Corp.	43,082	2,567,687
Elevance Health, Inc.	5,529	2,977,256
UnitedHealth Group, Inc.	7,436	3,683,571
		20,168,010
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	50,070	3,906,461
Bristol-Myers Squibb Co.	70,166	2,883,121
Johnson & Johnson	21,621	3,171,152
Roche Holding AG (participation certificate)	5,957	1,520,923
Sanofi SA sponsored ADR	46,056	2,258,126
		13,739,783
TOTAL HEALTH CARE		33,907,793
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.6%
Airbus Group NV	7,778	1,323,052
L3Harris Technologies, Inc.	5,736	1,289,625
Lockheed Martin Corp.	4,165	1,958,966
Northrop Grumman Corp.	5,344	2,408,915
The Boeing Co. (a)	3,100	550,591
		7,531,149
Air Freight & Logistics - 1.2%
DHL Group	25,206	1,061,182
FedEx Corp.	6,000	1,523,760
		2,584,942
Building Products - 0.4%
Johnson Controls International PLC	12,900	927,639
Electrical Equipment - 0.9%
GE Vernova LLC	2,300	404,570
Regal Rexnord Corp.	8,060	1,205,292
Vestas Wind Systems A/S (a)	11,800	331,089
		1,940,951
Industrial Conglomerates - 1.5%
Siemens AG	16,353	3,151,898
Machinery - 2.7%
Cummins, Inc.	2,000	563,460
Deere & Co.	8,313	3,115,380
Oshkosh Corp.	2,690	305,934
Pentair PLC	20,991	1,708,248
		5,693,022
Professional Services - 1.0%
Genpact Ltd.	23,100	763,686
Maximus, Inc.	15,012	1,292,533
		2,056,219
TOTAL INDUSTRIALS		23,885,820
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	86,163	4,006,580
IT Services - 2.2%
Amdocs Ltd.	29,045	2,294,555
Capgemini SA	6,674	1,352,166
Cognizant Technology Solutions Corp. Class A	15,022	993,705
		4,640,426
Software - 1.6%
Gen Digital, Inc.	106,283	2,639,007
Open Text Corp.	24,400	713,700
		3,352,707
TOTAL INFORMATION TECHNOLOGY		11,999,713
MATERIALS - 2.3%
Chemicals - 1.7%
CF Industries Holdings, Inc.	23,305	1,858,108
Nutrien Ltd.	30,286	1,775,062
		3,633,170
Containers & Packaging - 0.6%
Crown Holdings, Inc.	15,962	1,343,841
TOTAL MATERIALS		4,977,011
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	13,835	1,418,088
Simon Property Group, Inc.	5,700	862,467
		2,280,555
UTILITIES - 6.3%
Electric Utilities - 4.6%
Edison International	35,347	2,716,417
NextEra Energy, Inc.	17,068	1,365,781
PG&E Corp.	263,919	4,893,058
Southern Co.	8,870	710,842
		9,686,098
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	59,806	1,291,212
Multi-Utilities - 1.1%
National Grid PLC	77,333	876,182
National Grid PLC rights 6/10/24 (a)	22,555	56,628
Sempra	17,331	1,335,007
		2,267,817
TOTAL UTILITIES		13,245,127
TOTAL COMMON STOCKS (Cost $163,298,119)		205,500,450

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $2,344,042)	55,362	2,418,606

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,466,778)	2,466,285	2,466,778

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $168,108,939)	210,385,834
NET OTHER ASSETS (LIABILITIES) - 0.4%	823,503
NET ASSETS - 100.0%	211,209,337

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,706,128	23,829,520	24,068,857	69,637	(13)	-	2,466,778	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,711,492	1,711,491	116	-	(1)	-	0.0%
Total	2,706,128	25,541,012	25,780,348	69,753	(13)	(1)	2,466,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,931,084	10,931,084	-	-
Consumer Discretionary	9,059,381	8,587,018	472,363	-
Consumer Staples	23,800,565	20,935,993	2,864,572	-
Energy	19,391,610	19,391,610	-	-
Financials	52,021,791	52,021,791	-	-
Health Care	33,907,793	32,386,870	1,520,923	-
Industrials	23,885,820	18,018,599	5,867,221	-
Information Technology	14,418,319	10,647,547	3,770,772	-
Materials	4,977,011	4,977,011	-	-
Real Estate	2,280,555	2,280,555	-	-
Utilities	13,245,127	12,312,317	932,810	-

Money Market Funds	2,466,778	2,466,778	-	-
Total Investments in Securities:	210,385,834	194,957,173	15,428,661	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $165,642,161)	$207,919,056
Fidelity Central Funds (cost $2,466,778)	2,466,778

Total Investment in Securities (cost $168,108,939)		$210,385,834
Foreign currency held at value (cost $21,147)		22,070
Receivable for investments sold		452,149
Receivable for fund shares sold		122,899
Dividends receivable		304,846
Reclaims receivable		107,335
Distributions receivable from Fidelity Central Funds		9,359
Prepaid expenses		37
Total assets		211,404,529
Liabilities
Payable for fund shares redeemed	$9,431
Accrued management fee	100,465
Distribution and service plan fees payable	48,138
Audit fee payable	28,984
Other payables and accrued expenses	8,174
Total liabilities		195,192
Net Assets		$211,209,337
Net Assets consist of:
Paid in capital		$161,250,521
Total accumulated earnings (loss)		49,958,816
Net Assets		$211,209,337

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($117,513,302 ÷ 4,990,130 shares)(a)		$23.55
Maximum offering price per share (100/94.25 of $23.55)		$24.99
Class M :
Net Asset Value and redemption price per share ($30,985,279 ÷ 1,315,212 shares)(a)		$23.56
Maximum offering price per share (100/96.50 of $23.56)		$24.41
Class C :
Net Asset Value and offering price per share ($13,030,752 ÷ 567,707 shares)(a)		$22.95
Class I :
Net Asset Value, offering price and redemption price per share ($36,735,135 ÷ 1,516,018 shares)		$24.23
Class Z :
Net Asset Value, offering price and redemption price per share ($12,944,869 ÷ 538,100 shares)		$24.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$2,417,612
Income from Fidelity Central Funds (including $116 from security lending)		69,753
Total income		2,487,365
Expenses
Management fee
Basic fee	$635,865
Performance adjustment	(68,281)
Transfer agent fees	88,856
Distribution and service plan fees	288,443
Accounting fees	18,513
Custodian fees and expenses	9,625
Independent trustees' fees and expenses	479
Registration fees	66,752
Audit	33,536
Legal	2,769
Miscellaneous	3,149
Total expenses before reductions	1,079,706
Expense reductions	(10,134)
Total expenses after reductions		1,069,572
Net Investment income (loss)		1,417,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,859,453
Fidelity Central Funds	(13)
Foreign currency transactions	(1,926)
Total net realized gain (loss)		6,857,514
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,440,380
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(2,384)
Total change in net unrealized appreciation (depreciation)		9,437,995
Net gain (loss)		16,295,509
Net increase (decrease) in net assets resulting from operations		$17,713,302
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,417,793	$2,664,817
Net realized gain (loss)	6,857,514	5,124,506
Change in net unrealized appreciation (depreciation)	9,437,995	(14,274,163)
Net increase (decrease) in net assets resulting from operations	17,713,302	(6,484,840)
Distributions to shareholders	(6,994,111)	(3,783,745)

Share transactions - net increase (decrease)	(6,332,549)	(24,978,755)
Total increase (decrease) in net assets	4,386,642	(35,247,340)

Net Assets
Beginning of period	206,822,695	242,070,035
End of period	$211,209,337	$206,822,695

Financial Highlights
Fidelity Advisor® Equity Value Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$23.31	$22.52	$18.87	$18.81	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.16	.27	.20	.16	.24 C	.26
Net realized and unrealized gain (loss)	1.77	(.83)	1.30	3.69	.80	1.25
Total from investment operations	1.93	(.56)	1.50	3.85	1.04	1.51
Distributions from net investment income	(.30)	(.19)	(.11)	(.20)	(.45)	(.28)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)	(1.19)
Total distributions	(.77)	(.36)	(.71)	(.20)	(.98)	(1.47)
Net asset value, end of period	$23.55	$22.39	$23.31	$22.52	$18.87	$18.81
Total Return D,E,F	8.80%	(2.38)%	6.63%	20.58%	5.68%	9.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.14%	1.19%	1.14%	1.11%	1.00%
Expenses net of fee waivers, if any	1.01 % I	1.13%	1.15%	1.14%	1.10%	1.00%
Expenses net of all reductions	1.01% I	1.13%	1.15%	1.14%	1.09%	.99%
Net investment income (loss)	1.36% I	1.24%	.90%	.73%	1.44% C	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$117,513	$110,910	$117,379	$96,669	$67,291	$71,916
Portfolio turnover rate J	30 % I	29%	40%	35%	75%	43% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Value Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$23.28	$22.50	$18.85	$18.79	$18.73
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.14	.11	.20 C	.21
Net realized and unrealized gain (loss)	1.78	(.83)	1.29	3.69	.79	1.26
Total from investment operations	1.91	(.61)	1.43	3.80	.99	1.47
Distributions from net investment income	(.25)	(.13)	(.05)	(.15)	(.40)	(.23)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)	(1.19)
Total distributions	(.72)	(.30)	(.65)	(.15)	(.93)	(1.41) D
Net asset value, end of period	$23.56	$22.37	$23.28	$22.50	$18.85	$18.79
Total Return E,F,G	8.69%	(2.60)%	6.32%	20.31%	5.37%	9.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.26% J	1.38%	1.44%	1.39%	1.37%	1.26%
Expenses net of fee waivers, if any	1.25 % J	1.38%	1.40%	1.38%	1.36%	1.26%
Expenses net of all reductions	1.25% J	1.37%	1.40%	1.38%	1.35%	1.26%
Net investment income (loss)	1.11% J	.99%	.65%	.48%	1.19% C	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,985	$30,938	$33,509	$31,217	$25,905	$28,791
Portfolio turnover rate K	30 % J	29%	40%	35%	75%	43% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Value Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.73	$22.65	$21.89	$18.33	$18.29	$18.25
Income from Investment Operations
Net investment income (loss) A,B	.07	.10	.03	(.01)	.10 C	.12
Net realized and unrealized gain (loss)	1.72	(.80)	1.25	3.61	.76	1.24
Total from investment operations	1.79	(.70)	1.28	3.60	.86	1.36
Distributions from net investment income	(.10)	(.05)	-	(.04)	(.29)	(.13)
Distributions from net realized gain	(.47)	(.17)	(.52)	-	(.53)	(1.19)
Total distributions	(.57)	(.22)	(.52)	(.04)	(.82)	(1.32)
Net asset value, end of period	$22.95	$21.73	$22.65	$21.89	$18.33	$18.29
Total Return D,E,F	8.36%	(3.10)%	5.81%	19.67%	4.78%	8.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.78% I	1.94%	1.98%	1.93%	1.91%	1.79%
Expenses net of fee waivers, if any	1.77 % I	1.90%	1.90%	1.93%	1.90%	1.79%
Expenses net of all reductions	1.77% I	1.90%	1.90%	1.93%	1.89%	1.79%
Net investment income (loss)	.59% I	.47%	.15%	(.06)%	.64% C	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$13,031	$13,766	$17,461	$14,096	$11,555	$15,819
Portfolio turnover rate J	30 % I	29%	40%	35%	75%	43% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Value Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.04	$23.96	$23.14	$19.39	$19.16	$19.09
Income from Investment Operations
Net investment income (loss) A,B	.19	.34	.26	.22	.30 C	.31
Net realized and unrealized gain (loss)	1.83	(.84)	1.33	3.79	.81	1.28
Total from investment operations	2.02	(.50)	1.59	4.01	1.11	1.59
Distributions from net investment income	(.35)	(.25)	(.18)	(.26)	(.35)	(.34)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)	(1.19)
Total distributions	(.83) D	(.42)	(.77) D	(.26)	(.88)	(1.52) D
Net asset value, end of period	$24.23	$23.04	$23.96	$23.14	$19.39	$19.16
Total Return E,F	8.94%	(2.09)%	6.86%	20.93%	5.95%	10.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.88%	.94%	.90%	.77%	.72%
Expenses net of fee waivers, if any	.74 % I	.88%	.90%	.90%	.76%	.72%
Expenses net of all reductions	.74% I	.88%	.90%	.90%	.75%	.72%
Net investment income (loss)	1.63% I	1.49%	1.15%	.97%	1.78% C	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$36,735	$35,934	$52,405	$51,171	$16,291	$18,538
Portfolio turnover rate J	30 % I	29%	40%	35%	75%	43% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Value Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.90	$23.82	$23.00	$19.26	$19.18	$19.12
Income from Investment Operations
Net investment income (loss) A,B	.21	.37	.30	.26	.32 C	.33
Net realized and unrealized gain (loss)	1.81	(.84)	1.32	3.75	.82	1.28
Total from investment operations	2.02	(.47)	1.62	4.01	1.14	1.61
Distributions from net investment income	(.39)	(.28)	(.20)	(.27)	(.52)	(.37)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)	(1.19)
Total distributions	(.86)	(.45)	(.80)	(.27)	(1.06) D	(1.55) D
Net asset value, end of period	$24.06	$22.90	$23.82	$23.00	$19.26	$19.18
Total Return E,F	9.02%	(1.96)%	7.02%	21.07%	6.09%	10.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.75%	.79%	.74%	.70%	.58%
Expenses net of fee waivers, if any	.59 % I	.74%	.75%	.74%	.69%	.58%
Expenses net of all reductions	.59% I	.74%	.75%	.74%	.68%	.58%
Net investment income (loss)	1.78% I	1.63%	1.30%	1.12%	1.86% C	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$12,945	$15,274	$21,317	$35,306	$2,606	$3,852
Portfolio turnover rate J	30 % I	29%	40%	35%	75%	43% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,025,193
Gross unrealized depreciation	(5,918,311)
Net unrealized appreciation (depreciation)	$42,106,882
Tax cost	$168,278,952
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	30,984,984	41,465,401

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Equity Value Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.06) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	142,525	2,430
Class M	.25%	.25%	78,444	1,004
Class C	.75%	.25%	67,474	7,247
			288,443	10,681

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	18,542
Class M	832
Class CA	265
19,639

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1822
Class M	.1766
Class C	.2000
Class I	.1657

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	51,322.18
Class M	13,959.18
Class C	6,839.20
Class I	14,992.17
Class Z	1,744.04
Total	88,856

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.0353

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Value Fund	400

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Value Fund	1,895,190	7,361,594	674,248

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Fidelity Advisor Equity Value Fund	Amount ($)
196
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Value Fund	13	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $764.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,370.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Value Fund
Distributions to shareholders
Class A	$3,749,589	$1,831,872
Class M	985,374	434,839
Class C	348,269	171,624
Class I	1,280,447	936,668
Class Z	630,432	408,742
Total	$6,994,111	$3,783,745
Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Value Fund
Class A
Shares sold	386,075	785,862	$8,878,770	$17,424,123
Reinvestment of distributions	160,908	79,706	3,610,788	1,767,079
Shares redeemed	(510,751)	(948,277)	(11,702,136)	(20,950,026)
Net increase (decrease)	36,232	(82,709)	$787,422	$(1,758,824)
Class M
Shares sold	44,147	99,039	$1,020,866	$2,185,687
Reinvestment of distributions	43,178	19,273	970,200	427,869
Shares redeemed	(154,929)	(174,626)	(3,544,701)	(3,872,905)
Net increase (decrease)	(67,604)	(56,314)	$(1,553,635)	$(1,259,349)
Class C
Shares sold	36,292	134,070	$808,664	$2,891,489
Reinvestment of distributions	14,166	7,175	310,792	155,486
Shares redeemed	(116,321)	(278,632)	(2,603,302)	(5,991,560)
Net increase (decrease)	(65,863)	(137,387)	$(1,483,846)	$(2,944,585)
Class I
Shares sold	215,669	497,498	$5,102,852	$11,370,113
Reinvestment of distributions	51,615	37,937	1,190,250	863,451
Shares redeemed	(311,000)	(1,162,451)	(7,325,825)	(26,274,605)
Net increase (decrease)	(43,716)	(627,016)	$(1,032,723)	$(14,041,041)
Class Z
Shares sold	148,557	439,775	$3,453,101	$10,048,100
Reinvestment of distributions	22,924	15,951	524,502	360,343
Shares redeemed	(300,439)	(683,473)	(7,027,370)	(15,383,399)
Net increase (decrease)	(128,958)	(227,747)	$(3,049,767)	$(4,974,956)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Equity Value Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the similar sales load structure growth competitive median for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% through March 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.759108.123
AEV-SANN-0724
Fidelity® Real Estate High Income Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-617-563-7644 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Real Estate High Income Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 5.1%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 4.9%
American Homes 4 Rent LP 5.5% 2/1/34	4,900,000	4,797,465
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,618,012
5.45% 2/15/34	1,100,000	1,086,298
5.65% 3/15/33	2,000,000	2,004,224
Essex Portfolio LP 5.5% 4/1/34	2,574,000	2,529,053
Extra Space Storage LP 5.4% 2/1/34	1,545,000	1,502,574
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	540,000	491,418
5.5% 8/15/33	2,455,000	2,423,257
NNN (REIT), Inc. 5.6% 10/15/33	2,485,000	2,474,144
Safehold Operating Partnership LP 6.1% 4/1/34	2,792,000	2,767,393
Sun Communities Operating LP:
4.2% 4/15/32	450,000	401,522
5.7% 1/15/33	3,390,000	3,336,431
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (b)	1,635,000	1,635,265
TOTAL HOMEBUILDERS/REAL ESTATE		27,067,056
Hotels - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (b)	987,582	981,745
TOTAL NONCONVERTIBLE BONDS (Cost $27,934,373)		28,048,801

Asset-Backed Securities - 3.0%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,499,133	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.9299% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5299% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(e)(f)(g)	3,078,262	0
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	2,400,000	2,158,821
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,025,476	1,808,291
Series 2021-1 Class F, 3.325% 9/17/41 (b)	884,495	702,298
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,320,161	4,713,827
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,212,172	1,037,616
Retained Vantage Data Ctrs Iss Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,250,000	1,166,623
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.0892% (b)(c)(e)(f)(g)	6,779,583	1
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	608,159
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,800,000	1,800,025
Class F, 8.871% 5/15/54 (b)	2,300,000	2,310,779
TOTAL ASSET-BACKED SECURITIES (Cost $27,952,979)		16,306,465

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2118% 2/10/48 (c)	3,167,000	2,942,292
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)	25,581	2,901
TOTAL PRIVATE SPONSOR		2,945,193
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6788% 2/25/42 (b)(c)(e)	20,367	8,639
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.4917% 1/25/42 (b)(c)(e)	17,765	1,530
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.8775% 6/25/43 (b)(c)(e)	71,784	22,267
Class 2B5, 3.8775% 6/25/43 (b)(c)(e)	7,561	425
TOTAL U.S. GOVERNMENT AGENCY		32,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,911,096)		2,978,054

Commercial Mortgage Securities - 89.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)	2,588,000	2,436,318
BANK sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,155,255
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,601,208
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	1,097,225
Class E, 2.5% 6/15/55 (b)	1,302,000	775,048
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,180,519
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,458,000	2,502,293
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	2,308,000	1,582,253
Series 2017-BNK8 Class E, 2.8% 11/15/50 (b)	2,625,000	1,011,181
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	1,035,000	940,733
Class C, 4.163% 2/15/61 (c)	2,936,000	2,613,480
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,721,575
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)(e)	921,000	624,466
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	717,000	574,811
Class E, 2.5% 3/15/63 (b)	903,000	569,673
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (c)(e)	3,921,000	1,602,434
Series 2021-BN33 Class B, 2.893% 5/15/64	903,000	733,176
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,749,105
Series 2022-BNK44:
Class A/S, 5.7448% 11/15/55 (c)	1,225,000	1,219,811
Class C, 5.7448% 11/15/55 (c)	5,014,000	4,601,786
Series 2023-BNK45 Class B, 6.148% 2/15/56 (c)	1,330,000	1,329,923
Bank Series 2023-BNK46 Class B, 6.7736% 8/15/56 (c)	1,675,000	1,734,123
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/49 (b)	726,000	594,314
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.5344% 12/15/56 (c)	1,034,000	1,078,637
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,711,757
Series 2022-C14 Class A5, 2.946% 2/15/55	3,302,000	2,791,369
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,719,000	2,544,691
Class D, 2.5% 9/15/55 (b)	1,200,000	748,213
Series 2022-C18 Class A5, 5.71% 12/15/55	3,150,000	3,208,713
Series 2023-C19 Class A5, 5.451% 4/15/56	2,015,000	2,016,350
Series 2023-C20 Class A5, 5.576% 7/15/56	1,690,000	1,710,004
Series 2023-C21 Class A/S, 6.2964% 9/15/56 (c)	1,196,000	1,241,242
Series 2023-C22 Class C, 7.1259% 11/15/56 (c)	2,851,000	3,000,942
Series 2024-C26 Class C, 6% 5/15/57	475,000	462,303
Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)	1,749,000	1,464,269
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	534,087
Series 2020-C7:
Class A/S, 2.444% 4/15/53	225,000	185,117
Class B, 3.152% 4/15/53	853,000	687,389
Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,659,077
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,328,685
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,364,162
Series 2022-C18, Class B, 6.1492% 12/15/55 (c)	1,890,000	1,883,156
Series 2023 C19 Class B, 6.3323% 4/15/56 (c)	1,080,000	1,084,801
Series 2023-C21 Class C, 6.2964% 9/15/56 (c)	2,386,000	2,361,952
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	681,000	668,299
Class C, 6% 2/15/57	292,000	284,333
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (c)	702,000	697,372
Class C, 6.9726% 1/10/57 (c)	856,000	871,359
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)	1,680,000	33,949
Class 225E, 3.2943% 12/15/62 (b)(c)	1,132,000	11,104
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,678,092
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,169,198
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,714,000	2,778,274
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,463,000	1,497,400
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	584,148
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	998,430
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (b)(c)	4,074,000	3,641,558
Class D, 2.25% 7/15/53 (b)	1,500,000	934,602
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	662,000	528,116
Class D, 2% 12/17/53 (b)(e)	1,638,000	1,021,087
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,132,670
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (b)(c)	6,055,000	2,708,646
Class 300E, 3.094% 4/15/54 (b)(c)	1,113,000	388,023
Series 2022 B37 Class B, 5.7507% 11/15/55 (c)	980,000	953,274
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,883,156
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,190,000	1,094,251
Class D, 2.5% 7/15/55 (b)	1,872,000	1,103,066
Series 2022-B37 Class C, 5.9424% 11/15/55 (c)	2,090,000	1,792,230
Series 2023 B38 Class B, 6.2446% 4/15/56 (c)	1,351,000	1,340,173
Series 2023-B39 Class C, 6.5744% 7/15/56 (c)	1,859,000	1,862,294
Series 2023-V4:
Class B, 7.4604% 11/15/56 (c)	1,075,000	1,128,157
Class C, 7.4604% 11/15/56 (c)	1,075,000	1,105,405
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (c)	944,000	952,383
Class C, 6.8592% 2/15/57 (c)	249,000	250,907
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,142,000	2,736,573
Series 2022-C1:
Class 360D, 3.9387% 2/17/55 (b)(c)	1,638,000	1,028,232
Class 360E, 3.9387% 2/17/55 (b)(c)	1,970,000	1,188,395
Series 2023-C4:
Class B, 5.396% 2/15/56 (c)	1,186,000	1,160,492
Class C, 5.8631% 2/15/56 (c)	2,468,000	2,418,065
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (c)	1,229,000	1,284,609
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(c)	2,250,000	2,244,375
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG:
Class F, CME Term SOFR 1 Month Index + 2.860% 8.1815% 10/15/37 (b)(c)(f)	950,600	933,025
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6815% 10/15/37 (b)(c)(f)	1,258,600	1,225,514
Series 2021-LBA:
Class EJV, CME Term SOFR 1 Month Index + 2.110% 7.4315% 2/15/36 (b)(c)(f)	2,000,000	1,970,000
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8315% 2/15/36 (b)(c)(f)	458,000	440,921
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4315% 2/15/36 (b)(c)(f)	1,033,000	987,076
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5183% 4/15/34 (b)(c)(f)	1,572,000	1,327,979
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3776% 10/15/36 (b)(c)(f)	3,192,000	3,101,545
Series 2021-SOAR:
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2315% 6/15/38 (b)(c)(f)	3,857,646	3,823,892
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1815% 6/15/38 (b)(c)(f)	2,630,213	2,598,851
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2338% 5/15/38 (b)(c)(f)	2,470,698	2,445,991
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3838% 5/15/38 (b)(c)(f)	3,600,428	3,560,108
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0813% 9/15/36 (b)(c)(f)	1,000,000	990,625
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8313% 9/15/36 (b)(c)(f)	1,677,000	1,662,326
Class G, CME Term SOFR 1 Month Index + 2.960% 8.2813% 9/15/36 (b)(c)(f)	5,615,000	5,530,775
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6668% 1/15/39 (b)(c)(f)	4,315,000	4,276,977
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7548% 11/15/28 (b)(c)(f)	1,000,000	1,001,921
Series 2024-MF Class E, CME Term SOFR 1 Month Index + 3.730% 9.0551% 2/15/39 (b)(c)(f)	1,831,000	1,834,215
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9052% 3/15/34 (b)(c)(f)	1,775,000	1,770,535
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0051% 3/15/41 (b)(c)(f)	5,105,623	5,079,118
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(c)	14,678,000	12,311,491
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(c)	9,422,000	7,983,865
Class E, 3.5488% 3/11/44 (b)(c)	8,563,000	7,042,283
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4 Class E, CME Term SOFR 1 Month Index + 4.180% 9.5049% 2/15/39 (b)(c)(f)	1,969,914	1,972,672
BX Commercial Mtg Trust floater Series 2024-MDHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0383% 5/15/41 (b)(c)(f)	3,150,000	3,157,875
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.988% 5/15/34 (b)(c)(f)	5,350,000	5,336,364
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7265% 11/15/38 (b)(c)(f)	2,396,618	2,351,768
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4315% 1/15/34 (b)(c)(f)	639,062	629,459
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3315% 1/15/34 (b)(c)(f)	319,531	312,070
Series 2024-CNYN Class E, CME Term SOFR 1 Month Index + 3.680% 9.0054% 4/15/29 (b)(c)(f)	4,461,000	4,473,375
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(c)(f)	5,450,000	5,436,375
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (b)(c)	709,000	427,311
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, CME Term SOFR 1 Month Index + 3.540% 8.864% 12/15/37 (b)(c)(f)	8,968,000	8,844,145
CD Mortgage Trust:
Series 2017-CD3 Class D, 3.25% 2/10/50 (b)(e)	4,073,000	1,525,830
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	356,070	281,573
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,697,118
Citigroup Commercial Mortgage Trust:
Series 2020-420K:
Class D, 3.3118% 11/10/42 (b)(c)	536,000	446,119
Class E, 3.3118% 11/10/42 (b)(c)	3,345,000	2,716,679
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	1,886,958
Series 2023-PRM3:
Class C, 6.3597% 7/10/28 (b)(c)	454,000	451,310
Class D, 6.3597% 7/10/28 (b)(c)	1,383,000	1,328,484
Series 2023-SMRT Class D, 5.8524% 10/12/40 (b)(c)	2,611,000	2,511,277
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, CME Term SOFR 1 Month Index + 5.350% 10.6693% 9/15/33 (b)(c)(f)	1,487,000	575,792
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,563,064
Series 2012-CR1:
Class D, 5.1372% 5/15/45 (b)(c)	2,176,571	1,682,490
Class G, 2.462% 5/15/45 (b)	793,734	10,932
Series 2014-CR17 Class E, 4.756% 5/10/47 (b)(c)	589,000	454,642
Series 2014-CR20:
Class AM, 3.938% 11/10/47	299,000	291,378
Class C, 4.4458% 11/10/47 (c)	1,000,000	974,717
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)	4,405,000	3,515,918
Series 2015-DC1 Class C, 4.2741% 2/10/48 (c)	1,000,000	915,190
Series 2015-LC19 Class B, 3.829% 2/10/48	192,000	180,962
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	891,073
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7267% 11/10/49 (c)	1,680,000	883,818
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 2.9968% 11/13/39 (b)(c)	2,205,000	1,555,423
Class F, 2.9968% 11/13/39 (b)(c)	2,772,000	1,728,251
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6481% 6/15/34 (b)(e)(f)	2,561,600	816,716
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8907% 5/9/25 (b)(c)(f)	3,136,168	3,001,391
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class C, 4.2637% 6/15/50 (c)	1,435,000	1,153,637
Series 2019-C18 Class A/S, 3.3214% 12/15/52	921,000	785,904
CSMC Series 2019-UVIL Class E, 3.2833% 12/15/41 (b)(c)	5,161,000	4,001,820
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.6474% 10/15/51 (c)	777,000	656,085
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)	1,000,000	561,311
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (b)(c)	1,029,000	561,871
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3168% 3/15/34 (b)(c)(f)	2,463,000	2,461,469
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class D, 6.7308% 1/15/41 (b)(c)	4,760,000	4,700,794
Class E, 5.7759% 1/15/41 (b)(c)	769,000	698,956
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5475% 11/15/38 (b)(c)(f)	1,248,547	1,212,012
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0464% 11/15/38 (b)(c)(f)	4,564,687	4,363,164
FS Commercial Mortgage Trust Series 2023-4SZN:
Class C, 8.1209% 11/10/39 (b)(c)	2,568,000	2,644,450
Class D, 9.0801% 11/10/39 (b)(c)	594,000	614,454
GS Mortgage Securities Trust:
sequential payer Series 2023-SHIP:
Class D, 6.0706% 9/10/38 (b)(c)	1,969,000	1,921,419
Class E, 7.4336% 9/10/38 (b)(c)	3,235,000	3,197,044
Series 2010-C1 Class B, 5.148% 8/10/43 (b)	80,032	79,816
Series 2011-GC5:
Class D, 5.1513% 8/10/44 (b)(c)	1,929,752	917,739
Class E, 5.1513% 8/10/44 (b)(c)(e)	2,432,000	274,448
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	12,924
Series 2012-GCJ9 Class D, 4.6009% 11/10/45 (b)(c)	3,489,883	3,175,794
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,733,813
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,667,000	1,292,104
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,605,096
Series 2019-GC42:
Class C, 3.7009% 9/10/52 (c)	1,931,000	1,530,401
Class D, 2.8% 9/10/52 (b)	2,307,000	1,567,904
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	1,759,837
Series 2020-GC45 Class SWD, 3.2185% 12/13/39 (b)(c)	1,764,000	1,336,875
Series 2020-GC47 Class D, 3.4532% 5/12/53 (b)(c)	756,000	515,673
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(c)	5,078,000	4,742,154
Class F, 4.1935% 11/5/38 (b)(c)	6,517,000	6,018,646
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,250,850	1,139,484
Class F, 4.101% 9/17/39 (b)	202,965	182,614
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,939,074
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.6535% 11/15/48 (c)	1,500,000	881,550
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3786% 12/15/49 (b)(c)	2,418,000	1,711,693
JPMDB Commercial Mortgage Securities Trust:
Series 2018-C8 Class D, 3.259% 6/15/51 (b)(c)	1,171,000	813,138
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	1,354,000	680,718
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(e)	1,535,000	665,594
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,696,000	1,511,011
Class D, 3.7828% 6/5/39 (b)(c)	984,000	829,264
Series 2011-C3:
Class E, 5.5253% 2/15/46 (b)(c)(e)	3,008,000	1,231,265
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	124,376
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	181,272
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(c)	2,962,493	2,666,244
Class F, 4% 6/15/45 (b)(e)	3,743,000	3,106,690
Class G 4% 6/15/45 (b)(e)	4,129,000	2,708,624
Series 2013-LC11:
Class D, 4.1581% 4/15/46 (c)	3,677,000	1,634,684
Class E, 3.25% 4/15/46 (b)(c)	104,000	25,484
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	208,648
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)(e)	3,213,000	8,047
Class E, 3.8046% 6/10/27 (b)(c)(e)	4,232,000	10,322
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)	2,150,000	464,010
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)	3,019,000	2,494,997
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	1,468,630
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	1,026,840
Class GFX, 4.6882% 1/16/37 (b)(c)	942,000	301,440
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3845% 8/15/38 (b)(c)(f)	4,435,575	4,188,414
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.986% 6/15/26 (b)(c)(f)	1,000,000	997,428
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(c)(f)	1,450,000	1,446,272
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)	1,976,000	992,635
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6315% 7/15/38 (b)(c)(f)	585,000	580,247
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1815% 7/15/38 (b)(c)(f)	735,000	729,488
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3815% 7/15/38 (b)(c)(f)	1,847,000	1,826,361
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(c)(f)	1,090,540	1,083,042
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6324% 4/15/38 (b)(c)(f)	9,395,419	9,330,825
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class E, CME Term SOFR 1 Month Index + 2.610% 7.9274% 1/15/27 (b)(c)(f)	911,614	904,777
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2743% 1/15/27 (b)(c)(f)	2,144,116	2,133,320
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	1,012,000	1,012,664
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (b)(c)	1,144,000	600,293
Class E, 3.4767% 2/10/42 (b)(c)	841,000	341,022
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	952,938
Series 2012-C6 Class D, 4.3894% 11/15/45 (b)(c)	3,633,000	2,930,405
Series 2012-C6, Class F, 4.3894% 11/15/45 (b)(c)(e)	1,575,000	456,750
Series 2013-C13 Class E, 5.0562% 11/15/46 (b)(c)	841,832	757,649
Series 2013-C9:
Class D, 3.8131% 5/15/46 (b)(c)	3,000,000	2,525,479
Class E, 3.8131% 5/15/46 (b)(c)	1,594,370	1,056,681
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,345,026
Morgan Stanley Capital I Trust:
sequential payer:
Series 2021-L5 Class A4, 2.728% 5/15/54	3,744,000	3,147,900
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	1,340,000	1,352,138
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(c)	2,931,741	2,815,937
Class F, 5.2113% 6/15/44 (b)(c)	3,015,000	1,749,303
Series 2011-C3:
Class E, 4.9433% 7/15/49 (b)(c)	848,416	824,040
Class F, 4.9433% 7/15/49 (b)(c)	984,000	886,152
Class G, 4.9433% 7/15/49 (b)(c)	3,536,800	3,077,827
Series 2012-C4 Class D, 5.1638% 3/15/45 (b)(c)	635,221	589,168
Series 2015-MS1:
Class B, 4.023% 5/15/48 (c)	428,000	402,226
Class C, 4.023% 5/15/48 (c)	270,000	234,841
Class D, 4.023% 5/15/48 (b)(c)	2,150,000	1,498,080
Series 2017 H1 Class B, 4.075% 6/15/50	1,000,000	907,862
Series 2017-H1:
Class C, 4.281% 6/15/50	808,000	716,542
Class D, 2.546% 6/15/50 (b)	5,262,000	4,125,017
Series 2017-HR2 Class D, 2.73% 12/15/50	2,645,000	2,136,164
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)	3,059,000	2,019,386
Series 2020-CNP Class D, 2.4276% 4/5/42 (b)(c)	1,043,000	672,527
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)	1,014,000	814,591
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,899,000	1,935,179
Class C, 6.6828% 5/15/56 (c)	1,266,000	1,296,719
Series 2023-2:
Class B, 6.8762% 12/15/56 (c)	1,070,000	1,126,837
Class C, 7.0182% 12/15/56 (c)	834,000	858,458
Class D, 4% 12/15/56 (b)	351,000	253,559
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.790% 9.1138% 6/15/35 (b)(c)(e)(f)	222,000	11,100
Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)	2,293,000	1,953,638
Class F, 4.1346% 5/15/39 (b)(c)	3,014,000	2,319,764
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)	1,754,950	1,426,629
Class AMZ3, 3.5% 1/15/37 (b)(c)	822,675	595,877
Open Trust 2023-Air sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 12.0005% 10/15/28 (b)(c)(f)	2,374,195	2,383,105
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8295% 10/15/36 (b)(c)(f)	865,800	856,601
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7775% 10/15/36 (b)(c)(f)	1,438,450	1,394,138
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7815% 7/15/38 (b)(c)(f)	2,225,000	1,444,848
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4315% 7/15/38 (b)(c)(e)(f)	631,000	297,180
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7833% 12/15/37 (b)(c)(f)	572,370	551,110
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,282,724	1,295,297
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(c)	3,206,000	2,365,500
Series 2020-COVE Class F, 3.7276% 3/15/37 (b)(c)	3,855,000	3,480,270
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	1,410,170
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6973% 10/15/38 (b)(c)(f)	3,339,000	3,222,136
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 8.4051% 11/15/38 (b)(c)(f)	2,870,589	2,841,883
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.399% 11/15/36 (b)(c)(f)	3,024,000	2,932,150
Class J, CME Term SOFR 1 Month Index + 4.020% 9.347% 11/15/36 (b)(c)(f)	1,803,000	1,760,496
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.982% 11/15/36 (b)(c)(f)	3,319,000	3,183,605
Class G, CME Term SOFR 1 Month Index + 4.310% 9.631% 11/15/36 (b)(c)(f)	1,134,000	1,083,402
TPGI Trust floater Series 2021-DGWD:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4345% 6/15/26 (b)(c)(f)	854,400	852,798
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2845% 6/15/26 (b)(c)(f)	806,400	805,367
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)	1,432,663	1,310,585
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	353,970
Series 2018-C8 Class C, 4.6838% 2/15/51 (c)	756,000	638,944
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	2,090,000	1,702,096
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)	890,000	792,100
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4315% 7/15/39 (b)(c)(e)(f)	693,000	313,968
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3315% 7/15/39 (b)(c)(f)	3,009,000	1,543,787
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9346% 1/18/37 (b)(c)(f)	3,000,000	2,865,820
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9315% 2/15/40 (b)(c)(f)	1,000,000	982,552
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0815% 2/15/40 (b)(c)(f)	450,400	438,014
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,514,781
Series 2021-C60 Class A4, 2.342% 8/15/54	2,703,000	2,210,856
Series 2015-NXS4 Class D, 3.6844% 12/15/48 (c)	1,834,000	1,633,711
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	613,908
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,250,000	1,050,822
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,756,293
Series 2019-AA Class D, 3.514% 10/15/52	1,459,000	1,273,449
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	418,083
Class C, 4.866% 3/15/52 (c)	3,863,000	3,526,630
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	761,000	522,373
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	109,503
Series 2011-C3 Class D, 5.8545% 3/15/44 (b)(c)(e)	1,284,756	491,419
Series 2011-C4:
Class D, 4.9783% 6/15/44 (b)(c)	1,616,000	1,356,636
Class E, 4.9783% 6/15/44 (b)(c)	1,274,000	1,005,442
Series 2013-C11 Class E, 4.0608% 3/15/45 (b)(c)	4,999,000	3,105,849
Series 2013-C13 Class D, 4.0083% 5/15/45 (b)(c)	1,396,513	1,192,622
Series 2013-C16 Class D, 4.6144% 9/15/46 (b)(c)	406,551	374,027
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,426,324
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,877,820
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(c)	1,695,000	114,728
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)(e)	1,638,000	1,302,979
Class PR2, 3.516% 6/5/35 (b)(c)(e)	4,354,000	3,352,816
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $569,670,083)		495,283,342

Common Stocks - 0.0%
	Shares	Value ($)
Technology - 0.0%
Cyxtera Technologies, Inc. Class A (e)(h) (Cost $919,192)	92,200	1

Bank Loan Obligations - 1.1%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 1.1%
Agellan Portfolio 9% 8/7/25 (e)(i)	908,000	908,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3168% 1/9/25 (c)(e)(f)(i)	4,558,038	4,375,716
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8777% 1/21/27 (c)(e)(f)(i)	1,032,615	1,032,615

TOTAL BANK LOAN OBLIGATIONS (Cost $6,497,747)		6,316,331

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $12,416,402)	12,413,919	12,416,402

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $651,098,472)	561,349,427
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(8,805,305)
NET ASSETS - 100.0%	552,544,122

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,844,839 or 70.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,918,483	120,945,705	125,448,014	333,971	228	-	12,416,402	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	59,900	519	60,419	351	-	-	-	0.0%
Total	16,978,383	120,946,224	125,508,433	334,322	228	-	12,416,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Information Technology	1	-	-	1

Corporate Bonds	28,048,801	-	28,048,801	-

Asset-Backed Securities	16,306,465	-	16,306,439	26

Collateralized Mortgage Obligations	2,978,054	-	2,945,193	32,861

Commercial Mortgage Securities	495,283,342	-	474,115,164	21,168,178

Bank Loan Obligations	6,316,331	-	-	6,316,331

Preferred Securities	31	-	-	31

Money Market Funds	12,416,402	12,416,402	-	-
Total Investments in Securities:	561,349,427	12,416,402	521,415,597	27,517,428
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$7,894,771
Net Realized Gain (Loss) on Investment Securities	(11,130,675)
Net Unrealized Gain (Loss) on Investment Securities	9,552,087
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	148
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$6,316,331
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$91,013
Other Investments in Securities
Beginning Balance	$39,273
Net Realized Gain (Loss) on Investment Securities	4,098
Net Unrealized Gain (Loss) on Investment Securities	(8,454)
Cost of Purchases	-
Proceeds of Sales	(6,913)
Amortization/Accretion	4,906
Transfers into Level 3	9
Transfers out of Level 3	-
Ending Balance	$32,919
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$(8,454)
Commercial Mortgage Securities
Beginning Balance	$33,436,562
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,320,453
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(178,818)
Transfers into Level 3	10,321,697
Transfers out of Level 3	(25,731,716)
Ending Balance	$21,168,178
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2024	$3,320,453

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $638,682,070)	$548,933,025
Fidelity Central Funds (cost $12,416,402)	12,416,402

Total Investment in Securities (cost $651,098,472)		$561,349,427
Cash		7,641
Receivable for investments sold		756
Interest receivable		2,766,991
Distributions receivable from Fidelity Central Funds		66,331
Prepaid expenses		104
Total assets		564,191,250
Liabilities
Payable for investments purchased	$10,124,477
Distributions payable	1,094,173
Accrued management fee	326,990
Other payables and accrued expenses	101,488
Total liabilities		11,647,128
Net Assets		$552,544,122
Net Assets consist of:
Paid in capital		$736,133,318
Total accumulated earnings (loss)		(183,589,196)
Net Assets		$552,544,122
Net Asset Value, offering price and redemption price per share ($552,544,122 ÷ 78,364,032 shares)		$7.05
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Interest		$17,385,403
Income from Fidelity Central Funds (including $351 from security lending)		334,322
Total income		17,719,725
Expenses
Management fee	$1,840,318
Transfer agent fees	19,052
Accounting fees	50,302
Custodian fees and expenses	2,400
Independent trustees' fees and expenses	1,203
Audit	92,930
Legal	198
Miscellaneous	2,868
Total expenses before reductions	2,009,271
Expense reductions	(13,790)
Total expenses after reductions		1,995,481
Net Investment income (loss)		15,724,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,212,929)
Fidelity Central Funds	228
Total net realized gain (loss)		(9,212,701)
Change in net unrealized appreciation (depreciation) on investment securities		42,711,493
Net gain (loss)		33,498,792
Net increase (decrease) in net assets resulting from operations		$49,223,036
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,724,244	$38,526,384
Net realized gain (loss)	(9,212,701)	(52,783,174)
Change in net unrealized appreciation (depreciation)	42,711,493	(2,181,571)
Net increase (decrease) in net assets resulting from operations	49,223,036	(16,438,361)
Distributions to shareholders	(15,673,331)	(35,594,064)
Distributions to shareholders from tax return of capital	-	(596,734)

Total Distributions	(15,673,331)	(36,190,798)
Share transactions
Proceeds from sales of shares	33,425,000	139,500
Reinvestment of distributions	8,491,093	30,125,106
Cost of shares redeemed	(40,000,000)	(182,770,119)

Net increase (decrease) in net assets resulting from share transactions	1,916,093	(152,505,513)
Total increase (decrease) in net assets	35,465,798	(205,134,672)

Net Assets
Beginning of period	517,078,324	722,212,996
End of period	$552,544,122	$517,078,324

Other Information
Shares
Sold	4,736,393	21,270
Issued in reinvestment of distributions	1,219,908	4,386,440
Redeemed	(5,930,104)	(26,753,543)
Net increase (decrease)	26,197	(22,345,833)

Financial Highlights
Fidelity® Real Estate High Income Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$6.60	$7.17	$8.24	$7.80	$8.77	$8.44
Income from Investment Operations
Net investment income (loss) A,B	.209	.423	.345	.305	.341	.418
Net realized and unrealized gain (loss)	.486	(.594)	(1.059)	.469	(.972)	.338
Total from investment operations	.695	(.171)	(.714)	.774	(.631)	.756
Distributions from net investment income	(.245)	(.392)	(.324)	(.334)	(.339)	(.426)
Distributions from tax return of capital	-	(.007)	(.032)	-	-	-
Total distributions	(.245)	(.399)	(.356)	(.334)	(.339)	(.426)
Net asset value, end of period	$7.05	$6.60	$7.17	$8.24	$7.80	$8.77
Total Return C,D	10.06%	(2.44)%	(8.84)%	10.07%	(7.06)%	9.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.77% G	.78%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.77 % G	.78%	.78%	.78%	.79%	.80%
Expenses net of all reductions	.77% G	.78%	.78%	.78%	.79%	.79%
Net investment income (loss)	6.05% G	6.13%	4.48%	3.74%	4.41%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$552,544	$517,078	$722,213	$945,943	$757,024	$821,523
Portfolio turnover rate H	36 % G	32%	16%	22%	27%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$1	Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$6,316,331	Discounted cash flow	Yield	9.5% - 11.9% / 11.2%	Decrease
Commercial Mortgage Securities	$21,168,178	Indicative market price	Evaluated bid	$0.24 - $83.00 / $58.51	Increase
Asset-Backed Securities	$26	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.00	Increase
Preferred Securities	$31	Recovery value	Recovery value	$0.00	Increase
Collateralized Mortgage Obligations	$32,861	Indicative market price	Evaluated bid	$5.62 - $42.42 / $32.64	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations, tax return of capital distribution and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,803,589
Gross unrealized depreciation	(95,973,527)
Net unrealized appreciation (depreciation)	$(88,169,938)
Tax cost	$649,519,365

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,068,368)
Long-term	(70,193,033)
Total capital loss carryforward	$(81,261,401)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	104,975,759	93,451,181
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .70%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Prior to March 1, 2024, FIIOC received an asset-based fee of .02% of the Fund's average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Real Estate High Income Fund	0.0396

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate High Income Fund	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Real Estate High Income Fund	489
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate High Income Fund	35	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,736.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,054.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	3	70%
10. Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Real Estate High Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board considered that the fund is a specialized institutional product with a $1 million investment minimum that, unlike the majority of funds in its peer group, primarily invests in lower quality commercial mortgage-backed securities and other real estate-related investments, which require significant proprietary research and investment expertise. The Board noted that FMR has not identified any other publicly available competitor open-end funds that are comparable to the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.723505.125
REHI-SANN-0724
Fidelity Advisor® Series Small Cap Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Series Small Cap Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	98,898	499,435
Interactive Media & Services - 1.3%
Cars.com, Inc. (a)	202,800	4,102,644
Ziff Davis, Inc. (a)	32,384	1,865,642
		5,968,286
Media - 0.6%
TechTarget, Inc. (a)	85,600	2,586,832
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)(b)	154,200	1,632,207
TOTAL COMMUNICATION SERVICES		10,686,760
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 2.7%
Adient PLC (a)	115,100	3,250,424
Patrick Industries, Inc.	73,281	8,398,003
		11,648,427
Diversified Consumer Services - 0.3%
Laureate Education, Inc.	75,544	1,183,019
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	66,900	4,725,147
Household Durables - 2.4%
Installed Building Products, Inc.	7,200	1,525,248
Lovesac (a)	48,024	1,349,955
SharkNinja, Inc.	61,104	4,681,788
Skyline Champion Corp. (a)	44,591	3,103,980
		10,660,971
Leisure Products - 1.2%
BRP, Inc.	45,400	2,836,688
Brunswick Corp.	30,200	2,492,406
		5,329,094
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	32,350	1,866,272
Boot Barn Holdings, Inc. (a)	32,600	3,877,118
Murphy U.S.A., Inc.	13,700	6,010,875
Valvoline, Inc. (a)	101,100	4,104,660
		15,858,925
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	38,582	6,004,902
TOTAL CONSUMER DISCRETIONARY		55,410,485
CONSUMER STAPLES - 4.1%
Beverages - 0.7%
The Vita Coco Co., Inc. (a)	111,800	3,254,498
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	54,120	4,766,348
Performance Food Group Co. (a)	38,600	2,686,560
Sprouts Farmers Market LLC (a)	52,100	4,114,858
		11,567,766
Food Products - 0.7%
Nomad Foods Ltd.	172,253	3,024,763
TOTAL CONSUMER STAPLES		17,847,027
ENERGY - 6.1%
Energy Equipment & Services - 4.4%
Cactus, Inc.	104,300	5,355,805
Championx Corp.	139,200	4,540,704
Liberty Energy, Inc. Class A	261,500	6,456,435
TechnipFMC PLC	105,700	2,768,283
		19,121,227
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)	157,200	5,601,036
Hess Midstream LP	54,699	1,900,790
		7,501,826
TOTAL ENERGY		26,623,053
FINANCIALS - 14.1%
Banks - 5.1%
ConnectOne Bancorp, Inc.	235,876	4,396,729
First Interstate Bancsystem, Inc.	134,400	3,566,976
Independent Bank Group, Inc.	101,534	4,674,625
Metropolitan Bank Holding Corp. (a)	56,529	2,377,044
Pinnacle Financial Partners, Inc.	56,800	4,516,168
Trico Bancshares	73,500	2,798,880
		22,330,422
Capital Markets - 4.0%
Houlihan Lokey	34,000	4,601,900
Lazard, Inc. Class A	80,000	3,218,400
Patria Investments Ltd.	189,600	2,464,800
Stifel Financial Corp.	39,400	3,189,430
TMX Group Ltd.	139,900	3,754,754
		17,229,284
Consumer Finance - 0.6%
PROG Holdings, Inc.	69,008	2,607,812
Financial Services - 1.3%
Essent Group Ltd.	101,300	5,743,710
Insurance - 3.1%
Old Republic International Corp.	89,300	2,837,954
Primerica, Inc.	26,300	5,940,907
Selective Insurance Group, Inc.	40,127	3,916,796
Stewart Information Services Corp.	11,429	723,570
		13,419,227
TOTAL FINANCIALS		61,330,455
HEALTH CARE - 13.6%
Biotechnology - 4.8%
Allogene Therapeutics, Inc. (a)	159,300	398,250
Arcellx, Inc. (a)	16,700	868,400
Astria Therapeutics, Inc. (a)	53,200	503,804
Blueprint Medicines Corp. (a)	13,900	1,467,284
Celldex Therapeutics, Inc. (a)	20,177	671,894
Cogent Biosciences, Inc. (a)	96,384	772,036
Crinetics Pharmaceuticals, Inc. (a)	25,000	1,110,250
Cytokinetics, Inc. (a)	36,300	1,760,913
Insmed, Inc. (a)	44,900	2,471,745
Keros Therapeutics, Inc. (a)	23,100	1,082,697
Legend Biotech Corp. ADR (a)	16,500	660,165
Madrigal Pharmaceuticals, Inc. (a)(b)	3,000	708,480
Merus BV (a)	11,400	606,936
Scholar Rock Holding Corp. (a)	44,400	416,916
Tyra Biosciences, Inc. (a)	40,300	653,666
Vaxcyte, Inc. (a)	35,900	2,522,693
Viking Therapeutics, Inc. (a)	34,200	2,129,292
Viridian Therapeutics, Inc. (a)	31,700	378,815
Xenon Pharmaceuticals, Inc. (a)	32,600	1,241,082
Zentalis Pharmaceuticals, Inc. (a)	34,130	405,464
		20,830,782
Health Care Equipment & Supplies - 3.6%
Haemonetics Corp. (a)	31,200	2,623,296
Masimo Corp. (a)	15,400	1,917,300
Merit Medical Systems, Inc. (a)	37,900	3,075,585
Pulmonx Corp. (a)	185,700	1,346,325
RxSight, Inc. (a)	31,100	1,818,417
TransMedics Group, Inc. (a)	35,300	4,814,920
		15,595,843
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	70,500	4,856,745
Chemed Corp.	7,800	4,324,086
Option Care Health, Inc. (a)	68,166	2,032,710
PACS Group, Inc. (a)	36,700	1,115,680
Pennant Group, Inc. (a)	31,630	744,570
The Ensign Group, Inc.	51,700	6,268,108
		19,341,899
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (a)	149,500	1,296,165
Pharmaceuticals - 0.5%
Edgewise Therapeutics, Inc. (a)	40,800	698,904
Intra-Cellular Therapies, Inc. (a)	20,600	1,385,144
		2,084,048
TOTAL HEALTH CARE		59,148,737
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.0%
Loar Holdings, Inc. (a)(b)	400	22,788
Building Products - 2.3%
AAON, Inc.	36,200	2,716,810
CSW Industrials, Inc.	11,685	2,971,028
Simpson Manufacturing Co. Ltd.	25,400	4,214,368
		9,902,206
Construction & Engineering - 2.7%
EMCOR Group, Inc.	15,700	6,101,962
Sterling Construction Co., Inc. (a)	45,200	5,553,724
		11,655,686
Electrical Equipment - 2.8%
Array Technologies, Inc. (a)(b)	169,088	2,397,668
Atkore, Inc. (b)	17,800	2,708,270
Nextracker, Inc. Class A (a)	77,700	4,286,709
Thermon Group Holdings, Inc. (a)	82,800	2,795,328
		12,187,975
Ground Transportation - 1.3%
ArcBest Corp.	15,745	1,661,412
TFI International, Inc.	29,900	3,955,172
		5,616,584
Machinery - 1.3%
Terex Corp.	95,500	5,698,485
Professional Services - 2.6%
Concentrix Corp.	27,513	1,687,372
ExlService Holdings, Inc. (a)	146,048	4,360,993
KBR, Inc.	85,167	5,592,065
		11,640,430
Trading Companies & Distributors - 5.6%
Applied Industrial Technologies, Inc.	21,600	4,168,800
Beacon Roofing Supply, Inc. (a)	41,600	4,037,696
FTAI Aviation Ltd.	81,100	6,838,352
GMS, Inc. (a)	49,400	4,641,624
Rush Enterprises, Inc. Class A	105,998	4,783,690
		24,470,162
TOTAL INDUSTRIALS		81,194,316
INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment, Instruments & Components - 6.9%
Advanced Energy Industries, Inc.	43,300	4,651,719
Fabrinet (a)	36,400	8,718,894
Insight Enterprises, Inc. (a)	38,498	7,526,359
Napco Security Technologies, Inc.	59,782	2,968,176
TD SYNNEX Corp.	46,113	6,033,425
		29,898,573
IT Services - 2.2%
ASGN, Inc. (a)	46,700	4,385,597
Endava PLC ADR (a)	47,401	1,276,983
Wix.com Ltd. (a)	23,900	3,850,290
		9,512,870
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)(b)	42,900	493,779
Allegro MicroSystems LLC (a)	115,900	3,493,226
Diodes, Inc. (a)	53,658	3,977,668
MACOM Technology Solutions Holdings, Inc. (a)	52,200	5,279,508
Nova Ltd. (a)	18,272	3,812,453
		17,056,634
Software - 2.4%
Five9, Inc. (a)	32,900	1,538,404
Intapp, Inc. (a)(b)	62,519	2,244,432
PROS Holdings, Inc. (a)	55,300	1,630,244
Rapid7, Inc. (a)	34,000	1,228,760
Tenable Holdings, Inc. (a)	95,600	4,033,364
		10,675,204
TOTAL INFORMATION TECHNOLOGY		67,143,281
MATERIALS - 7.2%
Chemicals - 2.5%
Element Solutions, Inc.	206,100	4,952,583
Hawkins, Inc.	17,300	1,510,636
The Chemours Co. LLC	59,300	1,471,826
Tronox Holdings PLC	142,300	2,818,963
		10,754,008
Construction Materials - 1.3%
Eagle Materials, Inc.	23,800	5,530,882
Metals & Mining - 3.4%
Commercial Metals Co.	129,300	7,282,176
Constellium NV (a)	353,900	7,669,013
		14,951,189
TOTAL MATERIALS		31,236,079
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc. (b)	191,692	5,133,512
Lamar Advertising Co. Class A	52,700	6,224,397
Urban Edge Properties	184,200	3,265,866
		14,623,775
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	26,100	2,926,639
TOTAL REAL ESTATE		17,550,414
UTILITIES - 1.1%
Gas Utilities - 1.1%
Brookfield Infrastructure Corp. A Shares	139,657	4,811,184
TOTAL COMMON STOCKS (Cost $309,415,581)		432,981,791

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,850,733	2,851,303
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	17,254,334	17,256,060
TOTAL MONEY MARKET FUNDS (Cost $20,107,363)		20,107,363

Equity Funds - 0.3%
	Shares	Value ($)
Small Blend Funds - 0.3%
iShares Russell 2000 Index ETF (b) (Cost $1,173,495)	6,780	1,395,121

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $330,696,439)	454,484,275
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(18,412,017)
NET ASSETS - 100.0%	436,072,258

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,018,838	45,025,016	46,192,387	107,372	(164)	-	2,851,303	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,318,910	74,976,619	66,039,469	4,822	-	-	17,256,060	0.1%
Total	12,337,748	120,001,635	112,231,856	112,194	(164)	-	20,107,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,686,760	10,686,760	-	-
Consumer Discretionary	55,410,485	55,410,485	-	-
Consumer Staples	17,847,027	17,847,027	-	-
Energy	26,623,053	26,623,053	-	-
Financials	61,330,455	61,330,455	-	-
Health Care	59,148,737	59,148,737	-	-
Industrials	81,194,316	81,194,316	-	-
Information Technology	67,143,281	67,143,281	-	-
Materials	31,236,079	31,236,079	-	-
Real Estate	17,550,414	17,550,414	-	-
Utilities	4,811,184	4,811,184	-	-

Money Market Funds	20,107,363	20,107,363	-	-

Equity Funds	1,395,121	1,395,121	-	-
Total Investments in Securities:	454,484,275	454,484,275	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,979,429) - See accompanying schedule:
Unaffiliated issuers (cost $310,589,076)	$434,376,912
Fidelity Central Funds (cost $20,107,363)	20,107,363

Total Investment in Securities (cost $330,696,439)		$454,484,275
Cash		2,359
Foreign currency held at value (cost $397,164)		394,750
Receivable for investments sold		2,196,373
Receivable for fund shares sold		9,948
Dividends receivable		307,984
Distributions receivable from Fidelity Central Funds		14,625
Receivable from investment adviser for expense reductions		9,354
Total assets		457,419,668
Liabilities
Payable for investments purchased	$27,388
Payable for fund shares redeemed	4,055,617
Other payables and accrued expenses	8,855
Collateral on securities loaned	17,255,550
Total liabilities		21,347,410
Net Assets		$436,072,258
Net Assets consist of:
Paid in capital		$291,014,957
Total accumulated earnings (loss)		145,057,301
Net Assets		$436,072,258
Net Asset Value, offering price and redemption price per share ($436,072,258 ÷ 33,371,890 shares)		$13.07
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$1,919,597
Interest		982
Income from Fidelity Central Funds (including $4,822 from security lending)		112,194
Total income		2,032,773
Expenses
Custodian fees and expenses	$21,511
Independent trustees' fees and expenses	946
Legal	1,031
Interest	8,258
Miscellaneous	25
Total expenses before reductions	31,771
Expense reductions	(16,180)
Total expenses after reductions		15,591
Net Investment income (loss)		2,017,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,377,242
Fidelity Central Funds	(164)
Foreign currency transactions	(922)
Total net realized gain (loss)		23,376,156
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,567,861
Assets and liabilities in foreign currencies	(9,078)
Total change in net unrealized appreciation (depreciation)		52,558,783
Net gain (loss)		75,934,939
Net increase (decrease) in net assets resulting from operations		$77,952,121
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,017,182	$3,709,239
Net realized gain (loss)	23,376,156	13,558,563
Change in net unrealized appreciation (depreciation)	52,558,783	(5,211,618)
Net increase (decrease) in net assets resulting from operations	77,952,121	12,056,184
Distributions to shareholders	(16,299,236)	(34,872,065)

Share transactions
Proceeds from sales of shares	27,307,471	80,869,900
Reinvestment of distributions	16,299,236	34,872,065
Cost of shares redeemed	(75,861,282)	(93,134,248)

Net increase (decrease) in net assets resulting from share transactions	(32,254,575)	22,607,717
Total increase (decrease) in net assets	29,398,310	(208,164)

Net Assets
Beginning of period	406,673,948	406,882,112
End of period	$436,072,258	$406,673,948

Other Information
Shares
Sold	2,218,011	7,324,557
Issued in reinvestment of distributions	1,401,482	3,216,980
Redeemed	(6,161,057)	(8,100,778)
Net increase (decrease)	(2,541,564)	2,440,759

Financial Highlights
Fidelity Advisor® Series Small Cap Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.32	$12.16	$17.04	$12.88	$11.72	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.06	.10	.11	.11	.09	.09
Net realized and unrealized gain (loss)	2.15	.11	(1.91)	4.49	1.42	1.32
Total from investment operations	2.21	.21	(1.80)	4.60	1.51	1.41
Distributions from net investment income	(.12)	(.11)	(.12)	(.12)	(.07)	(.11) C
Distributions from net realized gain	(.34)	(.94)	(2.97)	(.32)	(.28)	(.99) C
Total distributions	(.46)	(1.05)	(3.08) D	(.44)	(.35)	(1.10)
Net asset value, end of period	$13.07	$11.32	$12.16	$17.04	$12.88	$11.72
Total Return E,F	19.99%	2.11%	(13.01)%	36.69%	13.21%	15.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.01% I,J	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % I,J	.01%	-% K	-% K	.01%	.01%
Expenses net of all reductions	.01% I,J	.01%	-% K	-% K	.01%	.01%
Net investment income (loss)	.95% I,J	.93%	.92%	.68%	.85%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$436,072	$406,674	$406,882	$508,445	$467,212	$469,471
Portfolio turnover rate L	41 % I	40%	57%	51%	58%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$142,622,266
Gross unrealized depreciation	(20,558,277)
Net unrealized appreciation (depreciation)	$122,063,989
Tax cost	$332,420,286
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Small Cap Fund	85,663,170	125,159,073
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Small Cap Fund	2,920

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Small Cap Fund	Borrower	7,468,286	5.58%	8,102

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Series Small Cap Fund	5,639,411	8,734,007	1,426,376

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Small Cap Fund	503	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Small Cap Fund	966,000	5.83%	156
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $16,180.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Series Small Cap Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR H.K. and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Series Small Cap Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.967944.110
AXS5-SANN-0724
Fidelity Advisor® Equity Income Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Equity Income Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.4%
Quebecor, Inc. Class B (sub. vtg.)	237,200	5,003
Verizon Communications, Inc.	920,290	37,870
		42,873
Media - 3.7%
Comcast Corp. Class A	1,161,600	46,499
Omnicom Group, Inc.	99,100	9,212
WPP PLC	997,600	10,442
		66,153
TOTAL COMMUNICATION SERVICES		109,026
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.7%
Lear Corp.	105,400	13,212
Broadline Retail - 0.6%
eBay, Inc.	218,900	11,869
Distributors - 0.5%
LKQ Corp.	207,100	8,912
Household Durables - 0.4%
Whirlpool Corp. (a)	70,400	6,549
Specialty Retail - 0.5%
Lowe's Companies, Inc.	38,300	8,475
Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	496,700	21,601
TOTAL CONSUMER DISCRETIONARY		70,618
CONSUMER STAPLES - 10.9%
Beverages - 5.2%
Carlsberg A/S Series B	79,200	10,745
Coca-Cola Europacific Partners PLC	317,600	23,410
Diageo PLC	371,600	12,511
Keurig Dr. Pepper, Inc.	822,800	28,181
The Coca-Cola Co. (b)	290,300	18,269
		93,116
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	490,600	10,126
Sysco Corp.	195,700	14,251
		24,377
Food Products - 0.5%
Tyson Foods, Inc. Class A	145,400	8,324
Household Products - 0.7%
Reckitt Benckiser Group PLC	237,300	13,581
Personal Care Products - 3.2%
Kenvue, Inc.	1,246,205	24,052
Unilever PLC sponsored ADR	610,800	33,441
		57,493
TOTAL CONSUMER STAPLES		196,891
ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Enterprise Products Partners LP	884,100	25,197
Exxon Mobil Corp. (b)	493,200	57,831
Imperial Oil Ltd.	61,500	4,345
Parkland Corp.	252,400	7,283
Shell PLC ADR	489,200	35,604
TotalEnergies SE	238,900	17,503
		147,763
FINANCIALS - 19.9%
Banks - 10.9%
Bank of America Corp.	725,000	28,993
Cullen/Frost Bankers, Inc.	66,300	6,735
East West Bancorp, Inc.	136,100	10,097
Huntington Bancshares, Inc.	771,400	10,738
KBC Group NV	125,200	9,143
KeyCorp	382,600	5,498
M&T Bank Corp.	241,900	36,672
PNC Financial Services Group, Inc.	79,600	12,528
U.S. Bancorp (a)	770,400	31,240
Wells Fargo & Co. (b)	742,550	44,494
		196,138
Capital Markets - 2.7%
Bank of New York Mellon Corp.	436,400	26,014
CME Group, Inc. (b)	38,900	7,896
Northern Trust Corp.	161,600	13,613
		47,523
Financial Services - 3.0%
Fidelity National Information Services, Inc.	232,000	17,604
Global Payments, Inc.	245,300	24,984
Visa, Inc. Class A	42,100	11,471
		54,059
Insurance - 3.3%
Chubb Ltd.	129,884	35,175
First American Financial Corp.	122,200	6,792
The Travelers Companies, Inc.	80,400	17,342
		59,309
TOTAL FINANCIALS		357,029
HEALTH CARE - 17.2%
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)	375,200	24,114
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	276,600	9,429
Solventum Corp.	31,775	1,886
		11,315
Health Care Providers & Services - 4.4%
Cigna Group	75,400	25,984
Elevance Health, Inc. (b)	61,400	33,063
UnitedHealth Group, Inc.	39,400	19,518
		78,565
Pharmaceuticals - 10.8%
Bristol-Myers Squibb Co.	543,200	22,320
GSK PLC sponsored ADR	483,900	21,664
Johnson & Johnson	346,071	50,758
Merck & Co., Inc. (b)	348,000	43,688
Organon & Co.	422,530	9,013
Roche Holding AG (participation certificate)	87,800	22,417
Royalty Pharma PLC	473,000	12,965
Sanofi SA sponsored ADR	234,300	11,488
		194,313
TOTAL HEALTH CARE		308,307
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.2%
General Dynamics Corp. (b)	80,300	24,072
Lockheed Martin Corp.	34,300	16,133
		40,205
Air Freight & Logistics - 0.3%
FedEx Corp.	21,484	5,456
Construction & Engineering - 0.4%
VINCI SA	57,000	7,113
Electrical Equipment - 0.9%
Regal Rexnord Corp.	107,100	16,016
Industrial Conglomerates - 0.7%
3M Co.	120,700	12,087
Machinery - 1.4%
Allison Transmission Holdings, Inc.	155,100	11,758
Parker Hannifin Corp. (b)	25,100	13,341
		25,099
Professional Services - 2.9%
Concentrix Corp.	119,600	7,335
Genpact Ltd.	426,800	14,110
ManpowerGroup, Inc.	115,600	8,626
SS&C Technologies Holdings, Inc.	355,500	22,059
		52,130
TOTAL INDUSTRIALS		158,106
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	635,153	29,535
IT Services - 2.1%
Amdocs Ltd.	279,422	22,074
Capgemini SA	77,000	15,600
		37,674
Semiconductors & Semiconductor Equipment - 1.7%
Microchip Technology, Inc.	117,250	11,400
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	124,900	18,865
		30,265
Software - 1.0%
Gen Digital, Inc.	373,200	9,267
Microsoft Corp. (b)	19,500	8,095
		17,362
TOTAL INFORMATION TECHNOLOGY		114,836
MATERIALS - 3.9%
Chemicals - 1.6%
Celanese Corp. Class A	29,800	4,531
CF Industries Holdings, Inc.	198,900	15,858
Olin Corp.	161,500	8,682
		29,071
Construction Materials - 0.3%
Eagle Materials, Inc.	19,200	4,462
Containers & Packaging - 2.0%
Berry Global Group, Inc.	226,000	13,533
Crown Holdings, Inc.	212,100	17,857
Sonoco Products Co.	86,600	5,315
		36,705
TOTAL MATERIALS		70,238
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	50,200	5,974
American Tower Corp.	100,700	19,711
COPT Defense Properties (SBI)	581,400	14,343
Crown Castle, Inc.	185,600	19,024
Gaming & Leisure Properties	200,400	8,998
Public Storage	33,700	9,228
Realty Income Corp.	175,900	9,333
		86,611
UTILITIES - 8.3%
Electric Utilities - 6.5%
American Electric Power Co., Inc.	128,400	11,588
Duke Energy Corp.	291,000	30,139
Edison International	96,864	7,444
Eversource Energy	162,300	9,613
Exelon Corp.	322,500	12,110
FirstEnergy Corp.	631,200	25,412
PG&E Corp.	506,500	9,391
Portland General Electric Co.	108,200	4,821
PPL Corp.	216,100	6,338
		116,856
Multi-Utilities - 1.8%
Sempra	420,200	32,368
TOTAL UTILITIES		149,224
TOTAL COMMON STOCKS (Cost $1,477,042)		1,768,649

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	24,248,957	24,254
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,698,580	3,699
TOTAL MONEY MARKET FUNDS (Cost $27,953)		27,953

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,504,995)	1,796,602
NET OTHER ASSETS (LIABILITIES) - 0.0%	177
NET ASSETS - 100.0%	1,796,779

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
CME Group, Inc. Class A	Chicago Board Options Exchange	92	1,867	230.00	09/20/24	(15)
Elevance Health, Inc.	Chicago Board Options Exchange	116	6,246	550.00	06/21/24	(57)
Exxon Mobil Corp.	Chicago Board Options Exchange	728	8,537	130.00	07/19/24	(21)
General Dynamics Corp.	Chicago Board Options Exchange	159	4,766	290.00	06/21/24	(186)
Merck & Co., Inc.	Chicago Board Options Exchange	509	6,390	135.00	06/21/24	(9)
Microsoft Corp.	Chicago Board Options Exchange	45	1,868	450.00	09/20/24	(40)
Parker Hannifin Corp.	Chicago Board Options Exchange	68	3,614	620.00	08/16/24	(13)
The Coca-Cola Co.	Chicago Board Options Exchange	858	5,399	62.50	06/21/24	(84)
The Coca-Cola Co.	Chicago Board Options Exchange	278	1,749	62.50	07/19/24	(37)
Wells Fargo & Co.	Chicago Board Options Exchange	1,850	11,085	62.50	06/21/24	(63)

TOTAL WRITTEN OPTIONS						(525)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $51,521,000.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	32,020	147,504	155,270	746	-	-	24,254	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	7,825	46,485	50,611	2	-	-	3,699	0.0%
Total	39,845	193,989	205,881	748	-	-	27,953

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	109,026	98,584	10,442	-
Consumer Discretionary	70,618	70,618	-	-
Consumer Staples	196,891	160,054	36,837	-
Energy	147,763	130,260	17,503	-
Financials	357,029	347,886	9,143	-
Health Care	308,307	285,890	22,417	-
Industrials	158,106	150,993	7,113	-
Information Technology	114,836	99,236	15,600	-
Materials	70,238	70,238	-	-
Real Estate	86,611	86,611	-	-
Utilities	149,224	149,224	-	-

Money Market Funds	27,953	27,953	-	-
Total Investments in Securities:	1,796,602	1,677,547	119,055	-
Derivative Instruments: Liabilities
Written Options	(525)	(525)	-	-
Total Liabilities	(525)	(525)	-	-
Total Derivative Instruments:	(525)	(525)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(525)
Total Equity Risk	0	(525)
Total Value of Derivatives	0	(525)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,716) - See accompanying schedule:
Unaffiliated issuers (cost $1,477,042)	$1,768,649
Fidelity Central Funds (cost $27,953)	27,953

Total Investment in Securities (cost $1,504,995)		$1,796,602
Foreign currency held at value (cost $242)		242
Receivable for investments sold		3,194
Receivable for fund shares sold		343
Dividends receivable		5,237
Distributions receivable from Fidelity Central Funds		129
Other receivables		23
Total assets		1,805,770
Liabilities
Payable for investments purchased	$2,882
Payable for fund shares redeemed	498
Accrued management fee	874
Distribution and service plan fees payable	439
Written options, at value (premium received $890)	525
Other payables and accrued expenses	74
Collateral on securities loaned	3,699
Total liabilities		8,991
Net Assets		$1,796,779
Net Assets consist of:
Paid in capital		$1,424,378
Total accumulated earnings (loss)		372,401
Net Assets		$1,796,779

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($787,074 ÷ 23,788 shares)(a)		$33.09
Maximum offering price per share (100/94.25 of $33.09)		$35.11
Class M :
Net Asset Value and redemption price per share ($554,438 ÷ 16,153 shares)(a)		$34.32
Maximum offering price per share (100/96.50 of $34.32)		$35.56
Class C :
Net Asset Value and offering price per share ($51,581 ÷ 1,533 shares)(a)(b)		$33.64
Class I :
Net Asset Value, offering price and redemption price per share ($336,463 ÷ 9,466 shares)(b)		$35.55
Class Z :
Net Asset Value, offering price and redemption price per share ($67,223 ÷ 1,894 shares)		$35.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended May 31, 2024 (Unaudited)
Investment Income
Dividends		$26,811
Income from Fidelity Central Funds (including $2 from security lending)		748
Total income		27,559
Expenses
Management fee	$4,507
Transfer agent fees	749
Distribution and service plan fees	2,597
Accounting fees	121
Custodian fees and expenses	23
Independent trustees' fees and expenses	4
Registration fees	50
Audit	32
Legal	2
Interest	18
Miscellaneous	17
Total expenses before reductions	8,120
Expense reductions	(82)
Total expenses after reductions		8,038
Net Investment income (loss)		19,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	70,004
Foreign currency transactions	18
Written options	1,005
Total net realized gain (loss)		71,027
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	116,152
Assets and liabilities in foreign currencies	(13)
Written options	387
Total change in net unrealized appreciation (depreciation)		116,526
Net gain (loss)		187,553
Net increase (decrease) in net assets resulting from operations		$207,074
Statement of Changes in Net Assets

Amount in thousands	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,521	$41,473
Net realized gain (loss)	71,027	47,960
Change in net unrealized appreciation (depreciation)	116,526	(47,655)
Net increase (decrease) in net assets resulting from operations	207,074	41,778
Distributions to shareholders	(66,674)	(103,407)

Share transactions - net increase (decrease)	(150,624)	11,415
Total increase (decrease) in net assets	(10,224)	(50,214)

Net Assets
Beginning of period	1,807,003	1,857,217
End of period	$1,796,779	$1,807,003

Financial Highlights
Fidelity Advisor® Equity Income Fund Class A

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.62	$31.78	$32.34	$27.88	$30.22	$31.53
Income from Investment Operations
Net investment income (loss) A,B	.35	.69	.61	.58	.65	.67
Net realized and unrealized gain (loss)	3.30	(.04)	2.32	4.53	(.67)	2.08
Total from investment operations	3.65	.65	2.93	5.11	(.02)	2.75
Distributions from net investment income	(.39)	(.64)	(.58)	(.65)	(.66)	(.65)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)	(3.41)
Total distributions	(1.18) D	(1.81)	(3.49)	(.65)	(2.32) D	(4.06)
Net asset value, end of period	$33.09	$30.62	$31.78	$32.34	$27.88	$30.22
Total Return E,F,G	12.16%	2.34%	9.34%	18.46%	.02%	11.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.89%	.89%	.90%	.92%	.93%
Expenses net of fee waivers, if any	.87 % J	.89%	.89%	.89%	.92%	.92%
Expenses net of all reductions	.87% J	.89%	.89%	.89%	.92%	.92%
Net investment income (loss)	2.21% J	2.30%	1.98%	1.80%	2.51%	2.37%
Supplemental Data
Net assets, end of period (in millions)	$787	$721	$741	$675	$591	$660
Portfolio turnover rate K	38 % J	47%	47%	48%	65%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Equity Income Fund Class M

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.72	$32.84	$33.30	$28.69	$31.02	$32.24
Income from Investment Operations
Net investment income (loss) A,B	.33	.64	.56	.52	.60	.62
Net realized and unrealized gain (loss)	3.41	(.03)	2.38	4.66	(.68)	2.15
Total from investment operations	3.74	.61	2.94	5.18	(.08)	2.77
Distributions from net investment income	(.34)	(.56)	(.49)	(.57)	(.59)	(.58)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)	(3.41)
Total distributions	(1.14)	(1.73)	(3.40)	(.57)	(2.25) D	(3.99)
Net asset value, end of period	$34.32	$31.72	$32.84	$33.30	$28.69	$31.02
Total Return E,F,G	12.00%	2.12%	9.08%	18.16%	(.22)%	11.46%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.12% J	1.13%	1.13%	1.14%	1.16%	1.16%
Expenses net of fee waivers, if any	1.11 % J	1.13%	1.13%	1.13%	1.16%	1.16%
Expenses net of all reductions	1.11% J	1.13%	1.13%	1.13%	1.15%	1.16%
Net investment income (loss)	1.97% J	2.06%	1.74%	1.56%	2.28%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$554	$524	$571	$555	$534	$642
Portfolio turnover rate K	38 % J	47%	47%	48%	65%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Equity Income Fund Class C

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$31.11	$32.23	$32.75	$28.21	$30.52	$31.73
Income from Investment Operations
Net investment income (loss) A,B	.24	.46	.37	.32	.45	.45
Net realized and unrealized gain (loss)	3.34	(.02)	2.35	4.60	(.66)	2.12
Total from investment operations	3.58	.44	2.72	4.92	(.21)	2.57
Distributions from net investment income	(.26)	(.39)	(.32)	(.37)	(.43)	(.37)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)	(3.41)
Total distributions	(1.05) D	(1.56)	(3.24) D	(.38) D	(2.10)	(3.78)
Net asset value, end of period	$33.64	$31.11	$32.23	$32.75	$28.21	$30.52
Total Return E,F,G	11.72%	1.57%	8.46%	17.51%	(.77)%	10.86%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64% J	1.68%	1.68%	1.70%	1.72%	1.72%
Expenses net of fee waivers, if any	1.63 % J	1.67%	1.68%	1.69%	1.72%	1.71%
Expenses net of all reductions	1.63% J	1.67%	1.68%	1.69%	1.72%	1.71%
Net investment income (loss)	1.44% J	1.52%	1.19%	1.00%	1.71%	1.58%
Supplemental Data
Net assets, end of period (in millions)	$52	$51	$68	$52	$63	$84
Portfolio turnover rate K	38 % J	47%	47%	48%	65%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Equity Income Fund Class I

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.81	$33.91	$34.28	$29.51	$31.85	$32.99
Income from Investment Operations
Net investment income (loss) A,B	.42	.82	.73	.70	.75	.78
Net realized and unrealized gain (loss)	3.54	(.04)	2.47	4.80	(.70)	2.21
Total from investment operations	3.96	.78	3.20	5.50	.05	2.99
Distributions from net investment income	(.42)	(.71)	(.65)	(.73)	(.72)	(.72)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)	(3.41)
Total distributions	(1.22)	(1.88)	(3.57) D	(.73)	(2.39)	(4.13)
Net asset value, end of period	$35.55	$32.81	$33.91	$34.28	$29.51	$31.85
Total Return E,F	12.29%	2.60%	9.62%	18.75%	.27%	12.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.65%	.65%	.65%	.67%	.67%
Expenses net of fee waivers, if any	.62 % I	.65%	.65%	.65%	.67%	.67%
Expenses net of all reductions	.62% I	.64%	.65%	.65%	.66%	.67%
Net investment income (loss)	2.46% I	2.54%	2.22%	2.05%	2.77%	2.63%
Supplemental Data
Net assets, end of period (in millions)	$336	$368	$359	$244	$178	$227
Portfolio turnover rate J	38 % I	47%	47%	48%	65%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Equity Income Fund Class Z

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.76	$33.86	$34.24	$29.48	$31.82	$32.96
Income from Investment Operations
Net investment income (loss) A,B	.45	.86	.77	.75	.79	.82
Net realized and unrealized gain (loss)	3.52	(.03)	2.46	4.78	(.70)	2.21
Total from investment operations	3.97	.83	3.23	5.53	.09	3.03
Distributions from net investment income	(.45)	(.76)	(.70)	(.77)	(.76)	(.77)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)	(3.41)
Total distributions	(1.24) D	(1.93)	(3.61)	(.77)	(2.43)	(4.17) D
Net asset value, end of period	$35.49	$32.76	$33.86	$34.24	$29.48	$31.82
Total Return E,F	12.36%	2.75%	9.77%	18.89%	.43%	12.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46% I	.51%	.51%	.51%	.53%	.53%
Expenses net of fee waivers, if any	.45 % I	.50%	.51%	.51%	.52%	.53%
Expenses net of all reductions	.45% I	.50%	.51%	.51%	.52%	.52%
Net investment income (loss)	2.63% I	2.69%	2.36%	2.18%	2.91%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$67	$143	$117	$35	$26	$27
Portfolio turnover rate J	38 % I	47%	47%	48%	65%	48%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z shares are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Income Fund	$22

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$347,174
Gross unrealized depreciation	(56,602)
Net unrealized appreciation (depreciation)	$290,572
Tax cost	$1,506,395
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	333,645	517,642
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Class I	.60
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.59
Class M	.58
Class C	.60
Class I	.60
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	960	15
Class M	.25%	.25%	1,377	2
Class C	.75%	.25%	260	25
			2,597	42

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	49
Class M	4
Class CA	1
54

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1733
Class M	.1645
Class C	.2000
Class I	.1823

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	327.17
Class M	225.17
Class C	26.20
Class I	161.18
Class Z	10.04
	749

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.0270

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Income Fund	10

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Income Fund	Borrower	38,781	5.58%	18

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Income Fund	34,852	64,723	9,892
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Equity Income Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Income Fund	-A	-	-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Income Fund
Distributions to shareholders
Class A	$27,716	$42,683
Class M	18,650	29,792
Class C	1,669	3,243
Class I	13,460	20,598
Class Z	5,179	7,091
Total	$66,674	$103,407
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2024	Year ended November 30, 2023	Six months ended May 31, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Income Fund
Class A
Shares sold	1,042	2,279	$33,511	$68,819
Reinvestment of distributions	848	1,379	26,508	40,735
Shares redeemed	(1,654)	(3,435)	(53,076)	(103,441)
Net increase (decrease)	236	223	$6,943	$6,113
Class M
Shares sold	524	1,149	$17,401	$35,935
Reinvestment of distributions	563	955	18,243	29,202
Shares redeemed	(1,465)	(2,966)	(48,760)	(92,623)
Net increase (decrease)	(378)	(862)	$(13,116)	$(27,486)
Class C
Shares sold	120	318	$3,951	$9,791
Reinvestment of distributions	52	107	1,636	3,202
Shares redeemed	(268)	(919)	(8,749)	(28,147)
Net increase (decrease)	(96)	(494)	$(3,162)	$(15,154)
Class I
Shares sold	743	2,502	$25,532	$80,562
Reinvestment of distributions	381	615	12,766	19,428
Shares redeemed	(2,865)	(2,500)	(97,195)	(80,714)
Net increase (decrease)	(1,741)	617	$(58,897)	$19,276
Class Z
Shares sold	364	2,114	$12,423	$67,614
Reinvestment of distributions	136	201	4,557	6,342
Shares redeemed	(2,967)	(1,415)	(99,372)	(45,290)
Net increase (decrease)	(2,467)	900	$(82,392)	$28,666
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor Equity Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Equity Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.704674.126
EPI-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024